Registration No. 033-89188

Registration No. 811-03989

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 29	/ X /
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 75	/ X /

(Check appropriate box or boxes.)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

                    720 East Wisconsin Avenue, Milwaukee, Wisconsin                               53202

                      (Address of Depositor’s Principal Executive Offices)                            (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Senior Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Chad E. Fickett, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-1209

Approximate Date of Proposed Public Offering                     Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2017 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account under individual scheduled premium variable whole life insurance policies.

Prospectus

May 1, 2017

Variable CompLife®

Issued by The Northwestern Mutual Life Insurance Company

and the Northwestern Mutual Variable Life Account

This prospectus describes an individual scheduled premium Variable Whole Life Insurance Policy that combines a minimum guaranteed death benefit with additional protection in an integrated policy design (the “Policy”). You may choose to invest your Net Premiums in up to ten Divisions of the Northwestern Mutual Variable Life Account (the “Separate Account”), each of which invests in one of the corresponding Portfolios listed below:

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints®

Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Please note that the Policy and the Portfolios are not guaranteed to achieve their goals and are not federally insured. The Policy and the Portfolios have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.

This Policy is subject to the law of the state in which it is issued. Some of the terms of the Policy may differ from the terms of the Policy delivered in another state because of state specific legal requirements. Areas where state specific Policy provisions may apply include, but are not limited to:

•	certain investment options and certain Policy features; and
•	portfolio transfer rights.

Please read carefully this prospectus and the accompanying prospectuses for the corresponding Portfolios and keep them for future reference. These prospectuses provide information that you should know before investing in the Policy. No person is authorized to make any representation in connection with the offering of the Policy other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this prospectus is accurate or complete. It is a criminal offense to state otherwise.

We no longer issue the Policy described in this prospectus.

The variable life insurance policies we presently offer are described in separate prospectuses.

Contents of this Prospectus

Variable CompLife®

•	Variable Whole Life Policy
•	Minimum Guaranteed Death Benefit with Additional Protection

Summary of Benefits and Risks

The following summary identifies some of the benefits and risks of the Policy. It omits important information which is included elsewhere in this prospectus, in the attached mutual fund prospectuses, and in the terms of the Policy. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this prospectus are defined herein or at the end of this prospectus in the Glossary of Terms.

Benefits of the Policy

Death Benefit    The primary benefit of your Policy is the life insurance protection that it provides. The Policy combines a Minimum Guaranteed Death Benefit with Additional Protection. We guarantee the Minimum Guaranteed Death Benefit for the lifetime of the Insured so long as premiums are paid when due and no Policy Debt is outstanding. We guarantee the Additional Protection for a period of years defined in the Policy. Your Policy may also include variable paid-up additional insurance. Any Excess Amount or any adjustment required for certain tax purposes may also increase your Death Benefit. Death Benefit amounts paid will be reduced by any Policy Debt outstanding. (See “Death Benefit”).

Access to Your Values    The Policy provides access to Cash Value during the lifetime of the Insured. You may surrender your Policy for the Cash Value at any time during the lifetime of the Insured. We will permit partial surrenders so long as the Policy continues to meet our minimum size requirements. You may make a withdrawal from the Policy if the Excess Amount is sufficient. You may borrow up to 90% of your Policy’s Cash Value using the Policy as security. (See “Policy Loans, Automatic Premium Loans, and Withdrawals”).

Flexibility    You may increase the scheduled premium, or pay optional unscheduled additional premiums, at any time before the Policy Anniversary nearest to the Insured’s 85th birthday, subject to our insurability requirements and issue limits. You may reduce or suspend payment of premiums within the limits provided in the Policy. You may direct the allocation of your premiums and apportion the Separate Account assets supporting your Policy among the various Divisions of the Separate Account, using as many as 10 Divisions at any time. Subject to certain limits, you may transfer accumulated amounts from one Division to another as often as 12 times in a Policy Year.

Optional Benefits    You may select two optional benefits for purchase under the Policy, a Waiver of Premium Benefit and an Additional Purchase Benefit. These optional benefits may not be available in all states. These optional benefits are not available for all Issue Ages and underwriting classifications.

Income Plan Options    There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. More detailed information concerning these options is included elsewhere in this prospectus. You may also call our Income and Maturity Services Department at 1-866-269-2950 for more information.

Tax Benefits    You are generally not taxed on your Policy’s investment gains until you surrender the Policy or make a withdrawal. (See “Tax Treatment of Life Insurance”).

Risks of the Policy

Investment Risk    Your Policy allows you to participate in the investment experience of the Divisions you select. You bear the corresponding investment risks. You will be subject to the risk that the investment performance of the Divisions will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Cash Value and Policy Value will decrease. You could lose everything you invest. You may find a comprehensive discussion of these investment risks in the attached mutual fund prospectuses. You will also be subject to the risk that the investment performance of the Divisions you choose may be less favorable than that of other Divisions, and in order to keep the Additional Protection from decreasing, you may be required to pay more premiums than originally planned.

Default Risk    Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits in excess of Invested Assets in the Separate Account are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.

Policy for Long-Term Protection    Your Policy is designed to serve your need for long-term life insurance protection. It is not a suitable vehicle for short-term goals. We have not designed the Policy for frequent trading.

Policy Lapse    Your Policy will lapse if you do not pay sufficient premium to keep it in force. Favorable investment experience may reduce the amount of premium you need to pay to keep the Policy in force, but we do not guarantee investment experience. Policy loans or withdrawals may increase the premium required to keep the Policy in force.

Policy Loan Risks    A loan, whether or not repaid, will affect your Cash Value and Policy Value over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is

Variable CompLife® Prospectus	1

deducted from your Policy Value while there is Policy Debt. The effect of a loan may be either favorable or unfavorable, depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions. The Death Benefit is reduced by the amount of any Policy Debt outstanding. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly.

Limitations on Access to Your Values    We will deduct a surrender charge if you request a surrender or partial surrender of your Policy, or the Policy becomes paid-up insurance before the payment of the premium due at the start of the 15th Policy Year. We permit withdrawals only if the Excess Amount is sufficient. The minimum amount for a withdrawal is $250. A maximum of four withdrawals is permitted per Policy Year. A partial surrender or withdrawal will reduce the Death Benefit.

Adverse Tax Consequences    Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this prospectus. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% premature withdrawal penalty if taken before the Owner attains age 59 1⁄2. Moreover, if excessive Policy loans cause a Policy to terminate, a tax liability may arise as a result with no value in the Policy with which to pay the tax liability. In addition, please note that you may no longer change Insureds on your Policy, unless you exchange your Policy for a new policy with the mortality tables recognized by the Internal Revenue Service when satisfying the definitional test for life insurance. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).

Risk of an Increase in Current Fees and Expenses    Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount of premiums to keep the Additional Protection from decreasing.

Fee and Expense Tables

The following tables describe the fees and expenses that are payable when a Policy is bought, owned, or surrendered. See “Deductions and Charges” for a more detailed description.

Transaction Fees

The first table describes the fees and expenses that are payable when you pay premiums, withdraw Excess Amount, surrender the Policy, make partial surrenders, or transfer amounts between the Divisions.

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
State Premium Tax Charge	Upon each Premium Payment	2% of premiums[1]	3.5% of the premium (includes both “State Premium Tax Charge” and “Other Premium Expense Charge”)
Other Premium Expense Charge[2]	Upon each Premium Payment	1.00% of premiums paid prior to the Policy Anniversary in 2017. 0.85% of subsequent premiums[1]
Sales Load	Upon each Premium Payment	4.5% of the premium	4.5% of the premium
Administrative Charge for Withdrawals	Upon a withdrawal of Excess Amount	Currently waived	$25
Administrative Surrender Charge	Upon surrender, change to paid-up insurance, or partial surrender	$216 plus $1.08 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection for the first Policy Year, graded down linearly each year to zero at the beginning of the tenth Policy Year	Same as current charge

2	Variable CompLife® Prospectus

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Premium Surrender Charge[3]	Upon surrender, change to paid-up insurance, or partial surrender before payment of a scheduled premium that is due at the beginning of the fifteenth Policy Year

Up to 40% of the sum of an annual premium for the Minimum Guaranteed Death Benefit (exclusive of the Policy Fee and exclusive of any charge for extra mortality) plus a term insurance premium for the initial amount of Additional Protection

Minimum: $0.26 per $1000 of Minimum Guaranteed Death Benefit (for a female, Issue Age 1, after the year 14 Premium Payment) plus $0.08 per $1000 of Additional Protection

Maximum: $38.16 per $1000 of Minimum Guaranteed Death Benefit plus $26.30 per $1000 of Additional Protection (for a male, Issue Age 75, Premier Tobacco or Preferred Tobacco, after 5-10 years of Premium Payments)

Representative: $5.05 per $1000 of Minimum Guaranteed Death Benefit plus $0.76 per $1000 of Additional Protection (for a male, Issue Age 35, Premier Non-Tobacco or Preferred Non-Tobacco, after 5-10 years of Premium Payments)

Same as current charge
Fee for Transfer of Assets	Upon transfer of assets among the Divisions	Currently waived	$25
Expedited Delivery Charge[4]	When express mail delivery is requested	$15 per delivery (up to $45 for next day, a.m. delivery)	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[5]
Wire Transfer Fee[4]	When a wire transfer is requested	$25 per transfer (up to $50 for international wires)	$50 per transfer (up to $100 for international wires) adjusted for inflation[5]

[1]	See “Information about the Policy—Premiums” for more information.
[2]	This charge was previously referred to as the “OBRA Expense Charge.” Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. To compensate us for corporate taxes, we make a charge of 1.25% of the premium for scheduled premiums due (or unscheduled premiums paid) prior to the Policy Anniversary in 2010, 1% of premiums paid after your Policy Anniversary in 2010 but before your Policy Anniversary in 2017, and 0.85% on subsequent premiums.
[3]	The premium surrender charge is a percentage of the surrender charge base, the amount of which will vary depending upon whether you suspended the payment of scheduled premiums at any time during the first five Policy Years. The premium surrender charge percentage varies by Issue Age and typically increases between Policy Years one through five, remains levels in Policy Years five through ten, and declines in Policy Years eleven through fifteen to zero. For more information on the calculation of the premium surrender charge, see “Surrender Charges” in this prospectus.
[4]	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
[5]	The Maximum Guaranteed Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Maximum Guaranteed Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.

Periodic Charges (Other than Portfolio Operating Expenses)1

The table below describes the fees and expenses, other than operating expenses for the Portfolios, that you will pay periodically during the time that you own the Policy.

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Charge for Administrative Costs	At Policy Date and annually on the Policy Anniversary	$60	$84 plus $0.12 per $1,000 of both the Minimum Guaranteed Death Benefit and the Additional Protection

Variable CompLife® Prospectus	3

Charge	When Charge is Deducted	Current Charge	Maximum Guaranteed Charge
Charge for Issuance Expenses	At Policy Date and annually on the Policy Anniversary for each of the first ten Policy Years	$24 plus $0.12 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection	Same as current amount
Charge for Guarantee of the Minimum Guaranteed Death Benefit	At Policy Date and annually on the Policy Anniversary	$0.12 per $1,000 of Minimum Guaranteed Death Benefit	Same as current amount
Charge for Cost of Insurance—Maximum and Minimum[2] Charge for Cost of Insurance—Representative[2]	At Policy Date and annually on the Policy Anniversary

Maximum: $1,000 per $1,000 of net amount at risk (at age 99)[3]

Minimum: $0.69 per $1,000 of net amount at risk (for a female Insured age 10)[3]

Representative: $4.91 per $1,000 of net amount at risk (for a male Insured age 50 in the Premier Non-Tobacco or Preferred Non-Tobacco underwriting classification)[3]

Same as current amount
Charge for Mortality and Expense Risks	Daily	Annual rate of .45% of the assets of the Separate Account[3]	Annual rate of .60% of the assets of the Separate Account
Charge for Waiver of Premium Rider[4]	At Policy Date and annually on the Policy Anniversary to age 65	Maximum: 5.1% of premium (Issue Age 57) Minimum: 1.3% of premium (Issue Age 0-9) Representative: 2.5% of premium (Issue Age 35)	Same as current amount
Charge for Additional Purchase Benefit[4]	At Policy Date and annually on the Policy Anniversary to age 40	Maximum: $2.21 per $1,000 of the benefit (Issue Age 38)[5] Minimum: $0.54 per $1,000 of the benefit (Issue Age 0)[5] Representative: $0.54 per $1,000 of the benefit (the most common Issue Age is 0)	Same as current amount
Extra Premium for Insureds Who Qualify as Sub-Standard Risks[4]	At Policy Date and annually on the Policy Anniversary and with each unscheduled premium

Up to $53.63 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection plus up to 37.2% of any (optional) additional premium[6]

Maximum: $53.63 per $1,000 of the Minimum Guaranteed Death Benefit and Additional Protection plus 10.3% of additional premium paid (for a male, Issue Age 75, Class 9 Non-Tobacco or Class 7 Tobacco, with additional premium paid at age 75)

Minimum: $0.66 per $1,000 of the Minimum Guaranteed Death Benefit and Additional Protection plus 5.6% of additional premium paid (for a female, Issue Ages 0-3, Class 1 Non-Tobacco, with additional premium paid at ages 0-15)

Representative: $3.76 per $1,000 of the Minimum Guaranteed Death Benefit and Additional Protection plus 10.1% of additional premium paid (for a male, Issue Age 35, Class 2 Non-Tobacco or Standard Plus Tobacco, with additional premium paid at age 44)

Same as current amount
Charge for Mortality and Expense Risks and Expenses for Loans[7]	Daily	Annual rate of 0.90% of Policy Debt[3]	Annual rate of 1.00% of Policy Debt

[1]	Some fees and expenses, such as fees applicable in Policy Years prior to your current Policy Year, may no longer apply because the Policy is no longer issued.

4	Variable CompLife® Prospectus

[2]	See “Deductions and Charges—Charges Against the Policy Value” for more information about how we determine cost of insurance rates. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, underwriting classification, the 1980 CSO Mortality Table and the net insurance amount at risk. The cost of insurance rate shown in the table may not be representative of the charge that a particular Owner may pay. Generally, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. The net amount at risk is the projected Death Benefit, discounted at a net annual rate of 4%, less the sum of the Policy Value and the Cash Value of any paid-up insurance. The projected Death Benefit is the Death Benefit at the end of the Policy Year, assuming a 4% net annual growth rate. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).
[3]	The amounts of these deductions may be effectively reduced by the dividends we may pay on in-force Policies. The dividends we currently pay are reflected in illustrations we provide. You may request an illustration from your Financial Representative. We do not guarantee future dividends. (See “Annual Dividends”).
[4]	The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charges for Waiver of Premium Rider and Additional Purchase Benefit do not vary by sex. Generally, these charges increase for older Issue Ages except that the charge for Waiver of Premium rider does not increase after age 57. In addition, higher rates may apply to substandard underwriting classifications.
[5]	The maximum benefit amount is $100,000.
[6]	Varies by age and underwriting classification.
[7]	This charge is a loan interest spread; that is, the difference between the interest charged and the amount credited to the Policy. This amount is deducted from Invested Assets. (See “Policy Loans and Automatic Premium Loan—General Loan Terms”).

Annual Portfolio Operating Expenses

The table below shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses of the Portfolios that you may pay periodically during the time you own the Policy. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2016. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.31%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.21%	1.11%

*	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Total Annual Portfolio Operating Expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Deductions and Charges” section.

The Company

The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual were over $250 billion as of December 31, 2016. The Home Office of Northwestern Mutual is located is at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

“Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this prospectus mean The Northwestern Mutual Life Insurance Company.

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate

Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

Variable CompLife® Prospectus	5

The Separate Account

We established the Separate Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.

Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.

Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:

•	operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
•	invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio already purchased or to be purchased;

•	transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;

•	transfer assets of the Separate Account in excess of reserve requirements applicable to the Policies supported by the Separate Account to the General Account (Invested Assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);

•	register or deregister the Separate Account under the 1940 Act or change its classification under that Act;

•	create new separate accounts;

•	add, delete or make substitutions for the securities and other assets held or purchased by the Separate Account;

•	restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and

•	make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.

The Funds

A variety of investment options are made available under the Policy for the allocation of your premiums. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.

The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds:

Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

6	Variable CompLife® Prospectus

The investment objectives of each Portfolio are set forth below. There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of each Portfolio, in the attached Portfolio prospectuses. Read the prospectuses for the Portfolios carefully before investing. Please see the prospectuses for the Portfolios for a discussion of the potential risks and conflicts presented by the use of a Portfolio as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc. (the “Series Fund”)

The principal investment adviser for the Portfolios of the Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Series Fund. MSA employs a staff of investment professionals to manage the assets of the Series Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Series Fund for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair Investment Management, LLC
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized may be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio(1)	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.

Variable CompLife® Prospectus	7

Portfolio	Investment Objective	Sub-adviser (if applicable)
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio(2)	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

(1)	Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
(2)	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products

The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (FMR). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust

The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy

Russell Investment Funds

The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Current income and, as a secondary objective, capital appreciation

8	Variable CompLife® Prospectus

Portfolio	Investment Objective
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long-term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above-average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation; and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust

The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive

We select the Portfolios available through this Policy based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of accumulated amounts if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Series Fund has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value of your Policy resulting from the performance of the Portfolios you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors. (See the Portfolios’ prospectuses for more information.) As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates, which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Policies and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease a Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliate may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

Information About the Policy

We are no longer issuing this Policy.

This prospectus describes the material provisions of the Policy. You should consult your Policy for more information about its terms and conditions, and for any state specific variations that may apply to your Policy.

Variable CompLife® Prospectus	9

The Policy Design

The Policy combines a Minimum Guaranteed Death Benefit with Additional Protection in an integrated policy design. The Minimum Guaranteed Death Benefit represents permanent life insurance guaranteed for the lifetime of the Insured if premiums are paid when due and no Policy Debt is outstanding. The Additional Protection is guaranteed for a period of years which depends on the sex and underwriting classification and age of the Insured when the Policy is issued and the relative proportions of Minimum Guaranteed Death Benefit and Additional Protection. For an Insured aged less than 43, the guaranteed period is not less than ten years. The guaranteed period is stated in the Policy. It is generally longer for younger Insureds and shorter for older Insureds, but will not be less than six years, or more than 46 years.

We place Net Premiums in the Divisions you select. The Net Premiums increase the Policy Value. The Policy Value is the cumulative amount invested, adjusted for investment results, reduced by any charges, including the cost of insurance, which is based on the net amount at risk. The net amount at risk is the Projected Insurance Amount divided by 1.04, less the Policy Value. The Projected Insurance Amount is what the insurance amount would be at the end of the year assuming a 4% annual effective interest rate on invested amounts. The cost of insurance also reflects the Attained Age of the Insured each year. If you pay premiums when they are due, and investment experience is favorable, the Policy Value will increase year by year.

We have designed the Policy so that the increase in Policy Value over time should reduce the net amount at risk. The reduction in the net amount at risk offsets the rising cost of the mortality risk as the age of the Insured increases, reducing the total cost of insurance which we subtract from the Policy Value each year. The change in the Policy Value will depend, in part, on the investment performance of the Divisions you choose. Investment experience is not guaranteed. If investment experience does not produce a sufficient rate of return, the amount of Additional Protection will be reduced in later Policy Years, or you will need to pay additional premium to keep the Additional Protection from falling.

For a typical Policy the average annual net investment rate of return required to maintain the initial amount of Additional Protection, without additional premium, should be between 4% and 6%, based on the current charges and dividend scale as of the year the Policy was issued. You may request a sales illustration to show the impact on the Additional Protection of a particular average annual net investment rate of return. (See “Illustrations”). Any excess Policy Value (“Excess Amount”) is simply added to the Death Benefit and the Cash Value, dollar for dollar, unless a greater increase in the Death Benefit is required to meet tax requirements for life insurance. (See “Excess Amount” and “Tax Considerations”).

The Policy also allows you to pay additional premiums that may be used to increase Policy Value or, subject to the insurability of the Insured, to purchase variable paid-up additional insurance. We calculate the values for the additional insurance separately from those which support the initial amount of insurance. The values for the variable paid-up additional insurance do not affect the Policy Value.

Requirements for Insurance

The minimum amount required for the Minimum Guaranteed Death Benefit is $100,000, reduced to $50,000 if the Insured was below age 15 or over age 59 at issue. If the initial premium was at least $10,000 ($5,000 for ages below 15), the required minimum for the Minimum Guaranteed Death Benefit was $1,000. A lower minimum also may have applied in some other circumstances and would apply if the Policy was purchased for an employer-sponsored benefit plan. (See “Special Policy for Employers”). In all cases, the Minimum Guaranteed Death Benefit must be at least $1,000.

Premiums

The Policy provides for a level scheduled premium to be paid annually at the beginning of each Policy Year. Premiums are payable at our Home Office. You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Premium Payment. We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Policy Value. If mandated under applicable law, we may be required to reject a Premium Payment. We may accept a Premium Payment at the direction of the Owner, however, even if it would cause the Policy to be classified as a modified endowment contract. If we receive a Premium Payment before its due date in circumstances where allocating such Premium to your Policy could result in your Policy failing to qualify as life insurance or being classified as a modified endowment contract, or where the Premium Payment was intended to be applied as of its due date, depending on your or your Financial Representative’s instructions we may hold the Premium or partial Premium Payment in a non-interest bearing account until its due date, at which time we will allocate your payment to the Divisions. We may also be required to provide information about you and your account to government regulators.

We accept Premium Payments via our website if eligible. Electronic payments via our website must be made in accordance with our current procedures. However, we are not required to accept electronic payments, and we will not be responsible for losses resulting from transactions based on unauthorized electronic payments, provided we follow

10	Variable CompLife® Prospectus

procedures reasonably designed to verify the authenticity of electronic payments. For more information on electronic payments see “Owner Inquiries.” We reserve the right to limit, modify, suspend or terminate the ability to make payments via our website at any time.

Although we do not anticipate delays in our receipt and processing of premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums. (See “Allocations to the Separate Account”).

By administrative practice, we accept premiums on a monthly, quarterly or semi-annual schedule, and we permit Premium Payment under an authorized payment plan by electronic funds transfer from your bank. Even if you pay premiums more frequently than annually, we place the scheduled net annual premium in the Separate Account at the beginning of each Policy Year. We advance this amount on this date and we are reimbursed as we receive your Premium Payments during the Policy Year. You have no obligation to repay the amount that we have advanced, but failure to pay the premiums when due will cause (1) scheduled Premium Payments to be suspended (subject to the conditions described later in this section), (2) if previously chosen by you, the Policy to continue in force as a reduced amount of paid-up insurance, (3) if the Automatic Premium Loan provision is currently in effect, an automatic premium loan (see “Policy Loans, Automatic Premium Loans, and Withdrawals”) to pay an overdue premium if the premium is less than the maximum amount available for a new loan, or (4) the Policy to terminate. If you do not pay premiums when they are due, we will reduce the Separate Account assets supporting the Policy to reflect the premiums due later in the Policy Year. This will result in the Company reclaiming the amount of any premium previously advanced for later in the Policy year.

Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on an 8% per annum interest rate, and (2) cover the administrative costs to process the additional Premium Payments. A monthly premium is currently equal to the annual premium times .0863 plus 50 cents. You may pay monthly premiums only through an automatic payment plan arranged with your bank or via other means approved by us pursuant to our administrative procedures, which may be revoked at any time with or without notice. A quarterly premium is currently equal to the annual premium times .2573 plus $2.00. A semi-annual premium is equal to the annual premium times .5096 plus $1.35. For any frequency other than annual, the annual percentage rate (“APR”) will depend on the amount of the annual premium and the Premium Payment frequency. For monthly premiums, the APR will be between 7.71% and 12.88%. For quarterly premiums, the APR will be between 7.81% and 16.48%. For semi-annual premiums, the APR will be between 7.83% and 12.38%. You may obtain information about APR calculations for premiums paid other than annually from your Northwestern Mutual Financial Representative. The APR calculation is also available through www.northwesternmutual.com.

The following table shows examples of annual and periodic premiums, the excess of the annual sum of the periodic premiums over the annual premiums and the APR.

Annual Premium	Periodic Premium	Annual Sum of Periodic Premiums	Annual Sum of Periodic Premiums Minus the Annual Premium	Annual Percentage Rate (APR)
	MONTHLY PREMIUMS
$1,000.00	$86.80	$1,041.60	$41.60	9.00%
5,000.00	432.00	5,184.00	184.00	7.97%
10,000.00	863.50	10,362.00	362.00	7.84%
	QUARTERLY PREMIUMS
1,000.00	259.30	1,037.20	37.20	9.96%
5,000.00	1,288.50	5,154.00	154.00	8.24%
10,000.00	2,575.00	10,300.00	300.00	8.03%
	SEMIANNUAL PREMIUMS
1,000.00	510.95	1,021.90	21.90	8.96%
5,000.00	2,549.35	5,098.70	98.70	8.06%
10,000.00	5,097.35	10,194.70	194.70	7.94%

Scheduled Premium, Unscheduled Premium and Additional Protection    The scheduled premium includes the premium for the Minimum Guaranteed Death Benefit and, depending on your Policy, the premium for Additional Protection. Additional Protection is additional insurance coverage guaranteed for a certain number of years provided Premium Payments are made when due and dividends are used to increase Policy Value. The amount of the scheduled premium depends on the amount of the Minimum Guaranteed Death Benefit (see “Death Benefit”) and the amount of Additional Protection, as well as the Insured’s age and underwriting classification. The amount of the scheduled premium also reflects the sex of the Insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to you not less than two weeks before each premium is due.

In addition to the premium required for the Minimum Guaranteed Death Benefit and any Additional Protection, the scheduled premium may include additional premium to purchase paid-up additional insurance or to increase the Policy Value, as directed by the Owner. The scheduled premium will

Variable CompLife® Prospectus	11

also include the premium required for any additional benefit included as part of the Policy. We will reduce the additional premium included in the scheduled premium at any time upon your request unless required for any additional benefit. You may increase the additional premium included in the scheduled premium, or you may pay optional unscheduled additional premiums, at any time before the Policy Anniversary nearest to the Insured’s 85th birthday, subject to our insurability requirements and issue limits.

Policies that include Additional Protection are subject to a minimum premium (as part of their scheduled premium) that is equal to 70% of the premium for a Policy if it consisted solely of Minimum Guaranteed Death Benefit (the “70% requirement”). The premium for the Additional Protection is two times the cost of term insurance (for the Insured’s age when the Policy was issued using the Cost of Insurance rates in your Policy) as long as this premium for Additional Protection in combination with the premium for the Minimum Guaranteed Death Benefit meets the 70% requirement. If this combination does not meet the 70% requirement, the premium for Additional Protection is increased to meet the 70% requirement. In this case, the amount by which the premium is increased, after deductions, is used to increase the Policy Value.

If the Policy includes Additional Protection, after the guaranteed period we may reduce the amount of Additional Protection if Policy Value does not exceed a certain amount as described in the Policy. To prevent a reduction of the amount of Additional Protection, we may require an increased premium determined as of the date 25 days before the Policy Anniversary. In this case you are entitled to pay the increased premium required to keep the Additional Protection from falling until the Insured reaches age 80, but this right terminates as of the first Policy Anniversary on which you do not pay the increased premium when it is due.

The following table shows representative annual premiums for a Policy with an initial Death Benefit amount of $400,000, divided equally between Minimum Guaranteed Death Benefit and Additional Protection, for males at three ages, where Insureds are not substandard risks. This disclosure is intended to provide an example of the amounts of premium for Additional Protection relative to overall premium. Note that the Total Premium amount will be at least 70% of the premium that would be required for a $400,000 Policy without Additional Protection.

Age at Issue	Minimum Guaranteed Death Benefit	Premium for Minimum Guaranteed Death Benefit	Additional Protection	Premium for Additional Protection	Total Premium
	SELECT or PREMIER NON-TOBACCO or PREFERRED NON-TOBACCO
15	$200,000	$1,292	$200,000	$588	$1,880
35	200,000	2,610	200,000	1,010	3,620
55	200,000	6,618	200,000	3,320	9,938
	STANDARD PLUS or STANDARD PLUS NON-TOBACCO
15	$200,000	$1,406	$200,000	$608	$2,014
35	200,000	2,874	200,000	1,118	3,992
55	200,000	7,196	200,000	4,428	11,624
	STANDARD or PREMIER TOBACCO or PREFERRED TOBACCO
15	$200,000	$1,612	$200,000	$740	$2,352
35	200,000	3,362	200,000	1,310	4,672
55	200,000	8,650	200,000	6,380	15,030

Suspension of Premium Payments    You may suspend payment of scheduled premiums, at your option, if, as of 25 days prior to the Policy Anniversary on or before the due date of the premium, (1) the Excess Amount (see “Excess Amount”) equals or exceeds one year’s minimum scheduled premium (premium for the Minimum Guaranteed Death Benefit and the Additional Protection), plus the premium for any additional benefit, and (2) the Policy Value exceeds an amount that, at 6% interest, provides for future insurance coverage under your Policy, and future charges for expenses and additional benefits, and (3) no withdrawals are made after a date 25 days prior to the previous Policy Anniversary. Any required unpaid premium or charges may reduce your Policy Value upon suspension. While payment of premiums is suspended, certain charges ordinarily deducted from premiums will reduce the Policy Value instead at a pre-established rate set forth in your Policy. These rates may be different than charges applicable to premiums not under Premium Suspension. You may resume payment of scheduled premiums as of any Policy Anniversary and may be required to do so if the Excess Amount, as of a date 25 days prior to the Policy Anniversary, is determined to be less than one year’s minimum scheduled premium plus the premium for any additional benefit. You may pay unscheduled additional premiums while suspension of scheduled premiums is in effect, subject to our insurability requirements and issue limits.

Grace Period    The Policy provides for a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you pay a premium during the grace period, the values for the Policy will be the same as if you had paid the premium when it was due. If you do not pay the premium within the grace period, and the Policy does not qualify for premium suspension, the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as paid-up insurance. (See “Paid-Up Insurance”).

12	Variable CompLife® Prospectus

Death Benefit

General    The Death Benefit for a Policy will equal the sum of (1) the amount of the Minimum Guaranteed Death Benefit (see below), (2) the amount of any Additional Protection in effect (see “Premiums—Scheduled Premium and Additional Protection”), (3) any Excess Amount of Policy Value (see “Excess Amount”), and (4) the amount of any paid-up additional insurance (see “Policy Value and Paid-Up Additional Insurance”), unless a higher amount is required by the Internal Revenue Code (see “Tax Considerations”). The amount payable under the Death Benefit is reduced by the amount of any Policy Debt outstanding and, if premiums are not paid on an annual basis, an adjustment for premiums used to purchase paid-up additional insurance that are due later in the Policy Year.

Minimum Guaranteed Death Benefit    The Minimum Guaranteed Death Benefit you select when the Policy is issued will neither increase nor decrease, regardless of the investment experience of the Divisions, so long as you pay scheduled premiums when they are due and no Policy Debt is outstanding. There is a charge for guaranteeing the Minimum Guarantee Death Benefit. (See “Deductions and Charges–Deductions from Premiums”). In setting the premium rates for the Minimum Guaranteed Death Benefit, we have assumed that the Separate Account assets will grow at a net annual rate of 4% after adjusting for the Separate Account charges and the expenses of the Portfolios in which the Divisions invest. (See “Deductions and Charges—Charges Against the Separate Account Assets”). We bear the risk that the rate of growth will be less. A higher rate of growth results in an increase in the Policy Value.

Policy Value and Excess Amount    The Policy Value is the cumulative Net Premiums for the Minimum Guaranteed Death Benefit and the Additional Protection, including any additional Net Premiums or Policy dividends which have been used to increase the Policy Value: (1) adjusted for investment experience; (2) less the cost of insurance which we deduct from the Policy Value on each Policy Anniversary; and (3) less any other charges. Therefore, the investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Policy Value and/or your Death Benefit. If your Policy Value exceeds the amount needed to support the Minimum Guaranteed Death Benefit and Additional Protection, if any, due to favorable investment results or from additional premiums or dividends used to increase Policy Value, you will have an Excess Amount. (See “Excess Amount”). Any Excess Amount will increase the Death Benefit for the Policy, dollar-for-dollar, unless your Policy would not meet the definitional requirements for life insurance under the Internal Revenue Code (see below). The Policy Value and any Excess Amount change daily. The Policy Value and Excess Amount on the date of death will be used in the calculation of the Death Benefit.

Additional Protection    The Additional Protection included in a Policy when it is issued will not increase by reason of investment experience more favorable than the assumed 4%

net annual rate of growth. It will not decrease, regardless of investment experience, until expiration of the guaranteed period, so long as you pay scheduled premiums when they are due and no Policy Debt is outstanding. A condition for this guarantee is that you must use any dividends paid on the Policy to increase Policy Value unless the Policy has an Excess Amount. (See “Excess Amount”). After the guaranteed period, the Additional Protection may be reduced unless the Policy Value exceeds a certain amount described in the Policy. Additional information regarding Additional Protection can be found in the “Premiums—Scheduled Premiums and Additional Protection” section.

Tax Considerations    We have designed the Policy to meet the definitional requirements for life insurance in Section 7702 of the Internal Revenue Code. (See “Tax Considerations”). These rules require that the Death Benefit will never be less than the Policy Value divided by the net single premium per dollar of Death Benefit. The required difference between the Death Benefit and the Policy Value is larger at younger ages than at older ages. The Policy provides for an increase in the Death Benefit to the extent required to meet this requirement. After the Death Benefit has been increased to meet this requirement, an increase in the Policy Value will cause a greater than dollar-for-dollar increase in the Death Benefit, and a decrease in the Policy Value will cause a greater than dollar-for-dollar decrease in the Death Benefit.

Paid-Up Additional Insurance    The Death Benefit is increased by the amount of any paid-up additional insurance purchased with additional premium or Policy dividends. The amount and value of the paid-up additional insurance vary daily to reflect investment experience and are not guaranteed. The amount of any paid-up additional insurance is its value used as a net single premium at the Attained Age of the Insured.

Payment of Proceeds    Subject to the terms and conditions of the Policy, the proceeds will be paid to a beneficiary or other payee after proof of the death of the Insured is received in our Home Office. The amount of proceeds will be determined as of the date of death. We will pay interest on the proceeds from that date until payment is made.

If an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, Death Benefits, less any Policy Debt, may be paid under an Income Plan selected by your beneficiary after the death of the Insured. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. Generally, (1) an interest Income Plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment Income Plan pays Death Benefit proceeds in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life Income Plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). Any proceeds added to increase the amount payable under a monthly income plan may be subject

Variable CompLife® Prospectus	13

to a 2.00% expense charge plus any applicable state premium tax. The choice of Income Plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect an Income Plan while the Insured is living or, if the Insured is not the Owner, during the first 60 days after the Insured’s date of death. An Income Plan that is elected by the Policy Owner will take effect on the date of death of the Insured if notice of election is received in our Home Office while the Insured is living. In all other cases, the Income Plan will take effect on the date of receipt of the notice of election. If no Income Plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the Insured. Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.

Policy Value and Paid-Up Additional Insurance

We determine the Policy Value and the value of any paid-up additional insurance daily by separate calculations. An increase or decrease in the Policy Value has no effect on the value of any paid-up additional insurance, and an increase or decrease in the value of any paid-up additional insurance has no effect on the Policy Value. You may increase or decrease the amount of scheduled additional premium which you are paying to increase the Policy Value or to increase the amount of paid-up additional insurance, and you may change the allocation for applying this additional premium. You must make changes in the scheduled additional premium and its allocation by written request. We may require evidence of insurability if you increase the scheduled additional premium. We do not permit increases in the scheduled additional premium after the Policy Anniversary nearest the Insured’s 85th birthday.

You may transfer the value of paid-up additional insurance to increase the Policy Value by written request. This will generally result in a decrease in the total Death Benefit. You may not transfer Policy Value to the value of paid-up additional insurance.

Allocating Premiums to the Separate Account

We place the net scheduled annual premium in the Separate Account on each Policy Anniversary even if you are paying premiums other than on an annual frequency. With respect to those Premium Payments, we will process the premiums based on the Unit Value determined at the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE for that day.

In certain circumstances under your Policy unscheduled additional premium may be paid. (See “Scheduled Premium, Unscheduled Premium and Additional Protection”). We will place net unscheduled premiums in the Separate Account as of the date your premium is received in Good Order at a Network Office or at our Home Office and are credited at the Unit Value determined as of the date of receipt. Net Premiums are premiums less the deductions from premiums. (See

“Deductions from Premiums”). Unscheduled premium received before the close of trading on the NYSE will be deemed to be received that day. If received on or after the close of trading on the NYSE, it will be deemed to be received on the next regular trading session of the NYSE. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.

Allocations Among Divisions    You may apportion the Separate Accounts assets supporting your Policy among as many as ten Divisions at a time. You may change the allocation for future Net Premiums at any time by written request and the change will be effective for premiums placed in the Separate Account thereafter. The change will be effective when we receive your request in Good Order at our Home Office. If we receive your request before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, we will continue to credit Net Premiums to your Policy according to the allocation instructions then in effect and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request with our then-current requirements.

In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Investment returns from amounts allocated to the Divisions will vary with the investment performance of the Divisions and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Divisions. We count the Government Money Market Division as one of the ten available Divisions if you are using it for any purpose, including dollar cost averaging. If you allocate any portion of a premium to a Division, the Division must receive at least 1% of that premium. You should periodically review your allocation instructions in light of market conditions and your overall life insurance and financial objectives. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the allocation of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading.

Eligible Owners may also submit allocation requests via the Variable Life Service Center at 1-866-424-2609 or, if eligible, via our website at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current procedures for Electronic Instructions provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from

14	Variable CompLife® Prospectus

transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.

Transfers Between Divisions    Subject to the short-term and excessive trading limitations described below, you may transfer accumulated amounts from one Division to another so long as you are invested in no more than ten Divisions at a time. Transfer requests will be effective after our receipt of your request for transfer in Good Order at our Home Office. If we receive your request for transfer before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request for transfer on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is presently charged, we reserve the right where allowed by state law to charge a fee that will cover the administrative costs of transfers. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Transfer requests must be in amounts greater than or equal to 1% of Invested Assets or the request will not be processed. When a transfer is made from any Division, the resulting allocation of Invested Assets must be in whole percentages in all Divisions that have any Invested Assets as a result of the transfer. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the transfer of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.

You may request the transfer in writing at our Home Office, via the Variable Life Service Center at 1-866-424-2609 or, if eligible, via our website at www.northwesternmutual.com. Electronic Instructions must be made in accordance with our current procedures and you must properly authorize us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.

Short-Term and Excessive Trading    Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as

Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading, including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two more such round trip transfers within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to

Variable CompLife® Prospectus	15

automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, to initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

Policies such as yours (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities, and future investments and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.

Deductions and Charges

Deductions from Premiums    We deduct a charge from each premium for state premium taxes and a portion of our federal corporate income taxes attributable to policy acquisition expenses. Premium taxes vary from state to state and currently range from 0.0% to 3.5% of life insurance premiums. The charge is currently 2.00% of premiums regardless of the state in which you live. We reserve the right to deduct a higher or lower amount or percentage from premiums in the future to cover these taxes subject to the overall cap of 3.5% as stated below. The amount deducted may be more or less than the percentage charged by your state of residence.

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of up to 1.25% against each Premium Payment to compensate us for corporate taxes. Beginning on your 2017 Policy Anniversary, this charge is 0.85% of premiums. Previously, this charge was 1.00% of premiums. We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. The state premium tax charge and the other premium expense charge may each vary in amount, but the sum of these charges will not exceed 3.5%.

We deduct a charge, or sales load, of 4.5% for sales costs from each premium. We expect to recover our expenses of selling and advertising (“distribution expenses”) from this amount, over the period while the Policies are in force, and from the surrender charges described below. The amounts we deduct for costs in a Policy Year are not specifically related to distribution expenses incurred that year. To the extent that distribution expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the charge

16	Variable CompLife® Prospectus

against the assets of the Separate Account for the mortality and expense risks we have assumed. (See “Charges Against the Separate Account Assets”). To the extent that the amounts deducted for distribution expenses exceed the amounts needed, we will realize a gain.

We deduct an annual charge of $60 from premiums each year for administrative costs to maintain the Policy. These expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Owners. We retain the right to increase this charge after 10 years, but it is guaranteed not to exceed $84 plus $0.12 per $1,000 of both the Minimum Guaranteed Death Benefit and the Additional Protection. We do not expect to profit from this charge.

We deduct an annual charge from premiums each of the first 10 years to compensate us for expenses, other than distribution expenses, incurred in issuing the Policy. These expenses include the costs of processing applications, medical examinations, determining insurability and establishing records. The annual amount of this charge is $24 plus $0.12 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection. If you surrender the Policy before these charges have been deducted for 10 years, the remaining charges will be reflected in the administrative surrender charge. (See “Surrender Charges”).

We deduct an annual charge of $0.12 per $1,000 of Minimum Guaranteed Death Benefit from premiums each year to compensate us for the risk we have assumed by guaranteeing the Minimum Guaranteed Death Benefit.

To determine the net annual premium, we will also deduct any extra amounts we charge for Insureds who qualify as substandard risks, plus the cost of any additional benefits purchased with the Policy.

Charges Against the Policy Value    We deduct a cost of insurance charge from the Policy Value on each Policy Anniversary. We determine the amount by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the Projected Insurance Amount, discounted at a net annual rate of 4%, less the Policy Value. The Projected Insurance Amount is the amount of insurance at the end of the Policy Year, assuming that the Policy Value increases by the 4% net annual growth rate assumed in constructing the Policy. The cost of insurance rate reflects the Attained Age of the Insured. For Select, Premier Non-Tobacco and Preferred Non-Tobacco risks, the cost of insurance rate is based on the Commissioners 1980 Standard Ordinary Non-Smoker Mortality Tables. For Standard, Premier Tobacco and Preferred Tobacco risks, the cost of insurance rate is based on the Commissioners 1980 Standard Ordinary Smoker Mortality Tables. For other risks, the cost of insurance rate is based on the Commissioners 1980 Standard Ordinary Mortality Tables. The cost of insurance rates are included in the Policy. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. We also deduct a cost of insurance charge from the Cash

Value of any paid-up additional insurance on each Policy Anniversary. If we receive an unscheduled premium on a day other than a Policy Anniversary and the net amount at risk increases as a result, we will deduct a cost of insurance charge on that day, reflecting the increase in the net amount at risk and the portion of the Policy Year remaining. The cost of insurance charge covers the cost of mortality and some expenses. Our revenues attributable to this charge may exceed our costs attributable to this charge, in which case we may realize a gain.

While payment of premiums is suspended, a portion of the annual charges which we would ordinarily deduct from premiums will be deducted from the Policy Value instead. We will also make this deduction on the Policy Anniversary each year.

We will also reduce the Policy Value by any surrender charges, administrative charges or decrease in Policy Debt that may result from a withdrawal, a decrease in the face amount of insurance, or a change to variable benefit paid-up insurance.

Charges Against the Separate Account Assets    There is a daily charge to the Separate Account for the mortality and expense risks that we have assumed. The current charge is at the annual rate of .45% of the assets of the Separate Account, not to exceed a maximum annual rate of .60%. The mortality risk is that Insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose. The actual mortality and expense experience under the Policies will be a factor used in determining dividends. (See “Annual Dividends”).

The Policies provide that a charge for taxes may be made against the assets of the Separate Account. We are not currently making a separate daily charge on assets for such taxes. The Portfolios in which the assets that support your Policy are invested also bear expenses which reduce the investment rate of return.

Transaction Charges    The Policy provides for a fee of up to $25 for a transfer of assets among the Divisions and for a fee of up to $25 for a withdrawal of Excess Amount. We are currently waiving these charges.

You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.

Surrender Charges    If you surrender the Policy before you have paid the premium that is due at the beginning of the fifteenth Policy Year, we will deduct a surrender charge from

Variable CompLife® Prospectus	17

the Policy Value. Similarly, we will deduct a surrender charge on a change to paid-up insurance. (See “Paid-Up Insurance”). A table of surrender charges is in the Policy.

The surrender charge consists of an administrative surrender charge and a premium surrender charge. The administrative surrender charge is equal to the sum of the issue expense charges which we have not deducted. The administrative surrender charge in the first Policy Year is $216, plus $1.08 per $1,000 of Minimum Guaranteed Death Benefit and Additional Protection. This charge grades down linearly each year as you pay the premium (or payment of premiums is suspended) and is zero after you have paid the premium that is due at the beginning of the tenth Policy Year (or it is suspended).

The premium surrender charge is a percentage (shown in the table below) of the surrender charge base. If payment of the premium for a Policy Year has been suspended, the premium surrender charge percentage will be as if you had paid the annual premium. During the first five Policy Years, if you pay premiums more frequently than annually, we will adjust the premium surrender charge percentages to reflect the actual period for which you have paid premiums.

If none of the Premium Payments during the first five Policy Years have been suspended, the surrender charge base equals the sum of an annual premium for the Minimum Guaranteed Death Benefit (exclusive of the Policy fee and exclusive of any charge for extra mortality) plus a term insurance premium for the initial amount of Additional Protection.

If any of the Premium Payments during the first five Policy Years have been suspended, the surrender charge base equals the lesser of (1) the sum of an annual premium for the Minimum Guaranteed Death Benefit (exclusive of the Policy fee and exclusive of any charge for extra mortality) plus a term insurance premium for the initial amount of Additional Protection, and (2) the sum of the total premiums paid (exclusive of any premiums for additional benefits purchased with the Policy, and premiums for extra mortality, and any extra amount for premiums paid more often than annually) divided by the number of years (including fractions), but not more than five, for which premiums have been paid or suspended.

	Premium Surrender Charge Percentage
For Policies surrendered after payment at the beginning of year	Issue age 65 and under	Issue age 75
1	24%	24%
2	28%	25.5%
3	32%	27%
4	36%	28.5%
5 through 10	40%	30%
11	32%	24%
12	24%	18%
13	16%	12%
14	8%	6%
15 and later	0%	0%

For Issue Ages 66 through 74, the percentages are determined by linear interpolation between the percentages shown.

For a Policy that has a Minimum Guaranteed Death Benefit of $50,000 or more, the surrender charge will not exceed $41.16 per $1,000 of Minimum Guaranteed Death Benefit. For a Policy that has a Minimum Guaranteed Death Benefit of $100,000 or more, issued for an Insured ages 15-59, the surrender charge will not exceed $22.86 per $1,000 of Minimum Guaranteed Death Benefit. The surrender charge could equal or exceed the Policy Value but we will not apply the surrender charge to the value of any paid-up additional insurance.

Partial Surrenders    We will permit partial surrenders of a Policy so long as the Policy continues to meet the regular minimum size requirements. A partial surrender will cause the Policy to be split into two Policies. One Policy will be surrendered; the other will continue in force on the same terms as the original Policy, except that the premiums will be based on the reduced amount of insurance. You will receive a new Policy document. The Cash Value and the Death Benefit will be proportionately reduced. We will allocate reductions among the Divisions in proportion to the amounts in the Divisions. We will make a deduction from the Policy proceeds for a proportionate part of the surrender charge (based on the change in the face amounts) if a partial surrender takes place before you have paid the scheduled premium that is due at the beginning of the fifteenth Policy Year.

Optional Benefits    There is a separate charge for any optional benefit you have selected. (See “Other Policy Provisions—Optional Benefits”). For a Policy with a Waiver of Premium Rider, the maximum charge is 5.1% of premium, and the minimum is 1.3% of premium. For a Policy with an Additional Purchase Benefit, the maximum charge is $2.21 per $1,000 of the benefit, and the minimum charge is $0.54 per $1,000 of the benefit.

Expenses of the Portfolios    The investment performance of each Division reflects all expenses borne by the corresponding Portfolio. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2016. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.21% to a maximum of 1.11%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and the attached Fund prospectuses.)

Guarantee of Premiums, Deductions and Charges

We guarantee that the premiums for the Minimum Guaranteed Death Benefit and the maximum charge for mortality and expense risks will not increase over time. These amounts will not increase regardless of future changes in longevity or increases in expenses.

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Cash Value

The Cash Value for the Policy will change daily in response to investment results. No minimum Cash Value is guaranteed. The Cash Value is equal to the Policy Value plus the value of any paid-up additional insurance, reduced by any Policy Debt outstanding and the surrender charge. If you are not paying premiums on an annual basis, we reduce the Cash Value for any premiums due later in the Policy Year.

We determine the Cash Value for a Policy at the end of each valuation period (typically 4:00 p.m. Eastern Time each business day). Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the NYSE is open for trading. In accordance with the requirements of the 1940 Act, we may also determine the Cash Value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios.

You may surrender your Policy for the Cash Value at any time during the lifetime of the Insured. We will surrender your Policy upon receiving a surrender request in Good Order at our Home Office. Requests for surrender received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE are deemed to be received and effective that day. If received on or after the close of trading, requests are deemed to be received and effective as of the close of the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

Alternatively, you may stop paying premiums when due and request that we apply the Cash Value to provide a reduced amount of fixed or variable paid-up insurance. (See “Paid-Up Insurance”). Surrender proceeds may be paid under an Income Plan requested by the Owner at the time of surrender. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans.

Annual Dividends

The Policy is eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” The Policy’s share, if any, will be credited as a dividend on the Policy Anniversary. There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on the Policy is not guaranteed. Illustrated dividends published at the time a life insurance policy is issued generally reflect the actual recent experience of the issuing company with respect to mortality and expenses and hypothetical investment results.

If you receive dividends, you may use them to increase the Policy Value. If the Policy has Additional Protection in force,

the dividends will be used to increase the Policy Value unless the Policy has Excess Amount. (See “Excess Amount”). If the Policy has Excess Amount, or if no Additional Protection is in force, you may use dividends to purchase variable benefit paid-up additional insurance or to pay premiums, or you may receive the dividend in cash. (See “Tax Considerations”). We will use dividends to increase the Policy Value if you give us no direction. If the Policy is in force as fixed benefit paid-up insurance, you may use dividends to purchase fixed benefit paid-up additional insurance or you may receive the dividend in cash. If the Policy is in force as variable benefit paid-up insurance, you may use the dividends to increase Policy Value or you may receive the dividend in cash. Dividends used to increase the Policy Value or to purchase variable paid-up additional insurance will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

Policy Loans, Automatic Premium Loans, and Withdrawals

Described below are certain terms and conditions that apply when you borrow or withdraw amounts under the Policy. Policy loans are secured by your Policy Value. For information on the tax treatment of loans and withdrawals, see “Tax Considerations” and consult with your tax advisor.

Policy Loans    You may borrow an amount that, when added to existing Policy Debt, is not more than the maximum amount under your policy (the “loan value”). The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. You may take loan proceeds in cash or you may apply them to pay premiums on the Policy. We normally pay the loan proceeds within seven days after we receive a proper loan request at our Home Office. Eligible Owners may also submit loan requests via the Variable Life Service Center at 1-866-424-2609. Written and telephone requests will be processed based on the date and time they are received in the Home Office, provided the request is received in Good Order. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Based on our administrative procedures, you may have the option of receiving funds via wire transfer or priority mail, and we may charge a fee for this service to cover our administrative costs. We may postpone payments of loans under certain conditions described in the “Deferral of Determination and Payment” section of this prospectus. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding loan requests on your behalf.

Automatic Premium Loans    If you have chosen the Automatic Premium Loan provision or it is currently in effect for your Policy, and your Policy does not qualify for suspension of Premium Payments, a premium loan will automatically be made to pay an overdue premium if the premium is less than the maximum amount available for a new loan. A confirmation statement will be sent each time an automatic premium loan occurs.

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General Loan Terms    Interest on a loan accrues at an annualized rate of interest. We add unpaid interest to the amount of the loan. The Policy’s Cash Value is reduced by the amount of the loan. If the Cash Value decreases to zero, the Policy will terminate unless a sufficient portion of the loan is repaid. We will send you a notice at least 31 days before the termination date. The notice will show how much you must repay to keep the Policy in force.

You select the loan interest rate. The loan interest rate is applied to both the amount of the loan and all accrued interest. A specified annual effective rate of 5% is one choice. The other choice is a variable rate based on a corporate bond yield index. We will adjust the variable rate annually, but it will not be less than 5%. Generally, if a higher rate is preferred, selecting the variable rate may be preferable. If you desire a smaller loan interest rate, the annual fixed, effective rate may be preferable.

We will take the amount of a loan, including interest as it accrues, from the Divisions in proportion to the amounts in the Divisions. We will transfer the amounts withdrawn to our General Account and will credit those amounts on a daily basis with an annual earnings rate equal to the loan interest rate less a charge for the mortality and expense risks we have assumed and for expenses, including taxes. The aggregate charge is currently at the annual rate of .90% for the 5% specified loan interest rate and .90% for the variable loan interest rate. For example, the earnings rate corresponding to the specified 5% loan interest rate is currently 4.10%.

A loan, even if it is repaid, will have a permanent effect on the Policy Value and Cash Value because the amounts borrowed will not participate in the Separate Account’s investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions.

The Death Benefit will also be reduced by the amount of any Policy Debt outstanding. If you surrender or exchange the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly.

Except when the Policy is in force as fixed benefit paid-up insurance, we will allocate a loan between Policy Value and variable paid-up additional insurance in proportion to the amount of Cash Value attributable to each.

You may repay a loan, and any accrued interest outstanding, in whole or in part, at any time while the Insured is alive. If we receive a payment without specific instructions, we will first apply the payment to any premium due, with any remaining amount being applied to any outstanding loans. Payments in excess of outstanding debt and premiums due will be returned unless such amounts are deemed to be de minimis according to our procedures. Except as described below, if we receive your loan payments before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will credit payments as of the date we receive them and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the same date. If we receive your loan payments on or after the close of trading on the NYSE, we will credit payments as of the close of the next regular trading session of the NYSE and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the date we credit the payment. Payments must be in Good Order to be processed. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.

Policy loan payments received within 34 days after the loan interest billing date will be credited as of the loan interest billing date. Automatic premium loans are effective as of the premium due date unless a loan payment is received between the premium due date and the date the Automatic Premium Loan is made. Automatic premium loan payments received up to 66 days after the loan interest billing date will be credited as of the Policy Anniversary, depending on your premium payment schedule. We will send you a notice indicating your loan interest billing date. Loan repayments are not subject to transaction fees.

Withdrawals    You may make a withdrawal if the Excess Amount is sufficient. (See “Excess Amount”). A withdrawal may neither decrease the Excess Amount to less than the surrender charge which would apply if the Policy were surrendered nor reduce the loan value to less than any Policy Debt outstanding. A maximum of four withdrawals are permitted per Policy Year. The minimum amount for withdrawals is $250. An administrative charge of up to $25 may apply, but we are currently waiving that charge. We will allocate withdrawals in proportion to the amounts in the Divisions.

Written requests for withdrawals will be processed based on the date and time they are received in Good Order at the Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE are deemed to be received and effective on that day. If received on or after the close of trading, they are deemed to be received and effective at the close of trading on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

A withdrawal of Policy Value decreases the Death Benefit by the same amount. If the Death Benefit for a Policy has been increased to meet the federal tax requirements for life insurance, the decrease in the Death Benefit caused by a subsequent withdrawal may be larger than the amount of the withdrawal.

Required Unscheduled Additional Premium    If cumulative withdrawals (including accumulation at a 4% annual interest rate) exceed the cumulative additional premiums which have been used to increase the Policy Value (including

20	Variable CompLife® Prospectus

accumulation at a 4% annual interest rate) as of a date 25 days prior to your Policy Anniversary, we may require you to pay an unscheduled additional premium to increase Policy Value if there has been unfavorable investment experience since the most recent withdrawal. The minimum amount of Policy Value required to avoid an unscheduled additional premium depends on pre-established tabular values in your Policy for the Minimum Guaranteed Death Benefit. Any required unscheduled additional premium will be due the Policy Anniversary following written notice to you. If the additional premium is not paid and there is sufficient Policy Value, the Paid-Up or Automatic Premium Loan provision on your Policy will take effect. (See “Paid-Up Insurance” and “Policy Loans, Automatic Premium Loans and Withdrawals”).

By way of example, assume that at issue you added additional premium to increase your Policy Value in the amount of $1,000, and no additional premiums are paid thereafter. On your 5th Policy Anniversary you withdraw $2,000 and no further withdrawals are made. During the 10th Policy Year, there is poor investment performance such that 25 days prior to your Policy Anniversary, the Policy Value is less than the tabular value pre-established in your Policy. To determine the maximum amount of required unscheduled premium, we accumulate the $1,000 in additional premium at a 4% annual interest rate for 10 years ($1,480.24), and the $2,000 in withdrawals at a 4% annual interest rate for 5 years ($2,433.31). The amount of required unscheduled premium we may request would be $2,433.31 minus $1,480.24, or $953.07.

If the required unscheduled additional premium is greater than the maximum premium loan available, you may request a partial loan and submit a premium payment for the remaining balance due. The due date for any unscheduled additional premium is the Policy Anniversary following written notice to you. Required unscheduled additional premium payments will be credited the date they are received in Good Order if payments are received before market close (typically, 4:00 p.m. Eastern Time). Automatic Premium Loans used to pay Required Unscheduled Additional Premium will be credited as of the Policy Anniversary unless a loan payment is received between the Policy Anniversary and the date the Automatic Premium Loan is made.

Excess Amount

The Excess Amount is the amount by which the Policy Value exceeds the sum of (1) the Tabular Value for the Minimum Guaranteed Death Benefit and (2) the Tabular Values for any Additional Protection in effect. The Tabular Values are set out in your Policy. Tabular Values are based on a whole life policy assuming (1) all premiums are paid when due, (2) no additional premiums or dividends are used to increase Policy Value, (3) a 4% level annual net rate of return, and (4) the maximum Policy charges apply. If you are not paying premiums on an annual basis, the Excess Amount is reduced for any premiums due later in the Policy Year. Among other things, the Excess Amount determines amounts available for withdrawals. (See “Policy Loans, Automatic Premium Loans, and Withdrawals”).

To demonstrate how Excess Amount is determined, assume the following Policy characteristics: (1) the Policy has a Minimum Guaranteed Death Benefit in the amount of $200,000; (2) the Policy has Additional Protection in the amount of $100,000; (3) the Policy Value is $90,000; (4) there are no premiums due later in the current Policy Year; and (5), according to the Policy, the Tabular Value is .20000 per $1 of insurance. The Excess Amount is $90,000 (Policy Value) minus $60,000, which is the sum of $40,000 ($200,000 of Minimum Guaranteed Death Benefit x .20000) plus $20,000 ($100,000 of Additional Protection x .20000). In this case, the Excess Amount is $30,000 ($90,000—$60,000).

Paid-Up Insurance

The Paid-Up Insurance provision on your Policy will take effect automatically if you do not pay a premium when due or within the 31-day grace period and do not qualify for suspension of Premium Payments or you have elected to have premiums paid by Automatic Premium Loan and your Policy no longer has sufficient value for the loan. The Policy will continue in force as a reduced amount of fixed benefit paid-up insurance. Alternatively you may select a reduced amount of variable benefit paid-up insurance. You must make this selection before or during the grace period. If the Paid-Up provision on your Policy takes effect before you have paid the Premium that is due at the beginning of the fifteenth year, we will deduct surrender changes from the Policy Value. (See “Deductions and Charges—Surrender Charges”).

If the Policy is in force as a reduced amount of fixed benefit paid-up insurance, we will transfer the amount of the Cash Value from the Separate Account to our General Account at the conclusion of the 31-day grace period. Thereafter the Policy will not participate in the Separate Account’s investment results unless the Policy is subsequently reinstated. (See “Reinstatement”). The minimum Cash Value for fixed benefit paid-up insurance is $1,000. If the Cash Value is less than $1,000 as of the last day of the grace period, we will treat the Policy as surrendered. You may select variable benefit paid-up insurance only if the Cash Value of the Policy is at least $5,000.

We determine the amount of paid-up insurance by applying the amount of Cash Value plus any Policy Debt as a net single premium at the Attained Age of the Insured. Paid-up insurance has cash and loan values. For fixed benefit paid-up insurance, these amounts are guaranteed. For variable paid-up insurance, neither the Death Benefit nor the Cash Value is guaranteed. Paid-up insurance remains in force for the lifetime of the Insured unless you surrender the Policy or the Policy terminates. While the Policy is in force as either fixed or variable benefit paid-up insurance, the Minimum Guaranteed Death Benefit and any Additional Protection will not be in effect. Any Policy Debt and the Policy loan interest rate will continue, and interest on the Policy loan will continue to accrue. (See “Policy Loans, Automatic Premium Loans, and Withdrawals”).

Variable CompLife® Prospectus	21

Reinstatement

If a premium is due and remains unpaid at the end of the grace period, and the Policy does not qualify for premium suspension, the Policy will terminate as of the date the premium was due and no longer be in force or continue as paid-up insurance. The Policy may be reinstated while the Insured is alive within three years after the premium due date, provided you have not requested a surrender of the Policy. The Insured must provide satisfactory evidence of insurability. Any premium, applicable interest or other payments due under the Policy will also be required. If we approve your request for reinstatement and the request is received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. Applications must be received in Good Order to be processed. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

The Company may waive the requirement to provide satisfactory evidence of insurability if the reinstatement is applied for, and any premium or other payment due is paid, within 90 days after the premium due date and while the Insured is alive. Upon reinstatement, your Policy Date will not change. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. In addition, following reinstatement the Policy will have the same Minimum Guaranteed Death Benefit and Additional Protection and at least the same Policy Value and variable paid-up additional insurance as if: minimum premiums had been paid when due; investment earnings for all Divisions, less charges against the Separate Account, had been credited at an annual effective rate of 4% for the period from the due date of the overdue premium to the date of reinstatement; and loan interest, less charges by the Company for expenses and taxes, had been credited to the Policy Value and to the Cash Value of variable paid-up additional insurance at an annual effective interest rate of 4% from the due date of the overdue premium until the date of reinstatement. We will make an adjustment for any Policy Debt or the debt may be reinstated. If a surrender charge was assessed at the time of lapse, the Policy Value when a Policy is reinstated will not reflect a reduction for such surrender charge. The same surrender charge schedule in your Policy will apply upon reinstatement.

A reinstatement may have important tax consequences. If you contemplate any such transaction you should consult a qualified tax adviser.

Reinvestments After Surrender or Withdrawal

While Owners have no right to reinvestment after a surrender or withdrawal, we may, at our sole discretion, permit such reinvestments as described in this paragraph. In special limited circumstances, we may allow payments into the Policy in the form of returned surrender or withdrawal proceeds in connection with a request to void a surrender or a withdrawal if the request is received by the Company within a reasonable time after the surrender or withdrawal proceeds are mailed. These payments may be processed with a refund of any surrender charge or withdrawal fee previously assessed at the time of surrender or withdrawal and without a sales load. The period for which we will accept requests for the return of surrender or withdrawal proceeds may vary in accordance with our administrative procedures. The returned surrender or withdrawal proceeds will be reinvested after our receipt of the reinvestment request in Good Order at our Home Office. If we receive your request before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Proceeds will be applied to the same Divisions from which the surrender or withdrawal was made. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding requests for reinvestment on your behalf.

Depending on the Insured’s underwriting classification, we may not accept the reinvestment or we may accept the reinvestment with different charges and expenses under the Policy. We may refuse to process reinvestments where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. Policies with reinvested surrender or withdrawal proceeds will have the same Minimum Guaranteed Death Benefit, Additional Protection, Policy Value, variable paid-up additional insurance, and surrender charge schedule as if the proceeds had not been surrendered or withdrawn, except that values will reflect the fact that amounts were not invested in the Separate Account during the period of time the surrender or withdrawal proceeds were not in the Policy as well as any changes in charges and expenses due to a change in underwriting classification. We will make an adjustment for any Policy Debt or the debt may be reinstated.

Please note that our decision to permit a reinvestment does not reverse or eliminate any tax consequences and/or tax reporting resulting from the original surrender or withdrawal. Surrenders and withdrawals have tax consequences and we may be required to report them to the Internal Revenue Service and/or your state for income tax purposes. We may also be required to treat the reinvested proceeds as a new premium for purposes of determining whether your policy will become a MEC. (See “Tax Considerations”).

Right to Exchange for a Fixed Benefit Policy

You may exchange a Policy for a whole life insurance policy with benefits that do not vary with the investment experience

22	Variable CompLife® Prospectus

of the Separate Account (“Fixed Benefit Policy”), if at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio, or the Portfolio is substituted for another portfolio (see “Substitution of Portfolio Shares and Other Changes”). You may make the change within 60 days after the notice or effective date of the change, whichever is later. There may be a cost associated with the exchange. The Fixed Benefit Policy will be on the life of the same Insured and at the time of the exchange will have the same Policy Date and Issue Age and a Death Benefit at least as great as the initial guaranteed Death Benefit of your Policy (assuming no reduction in Death Benefit prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange, and may have tax consequences. An exchange will be effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.

Modifying the Policy

Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary requirements.

If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;

•	to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account’s operation.

Other Policy Provisions

Owner    The Owner is identified in the Policy. The Owner may exercise all rights under the Policy while the Insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual at its Home Office. In this prospectus “you” means the Owner or prospective purchaser of a Policy. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.

Beneficiary    The beneficiary is the person to whom the Death Benefit is payable. The beneficiary is named in the Application. You may change the beneficiary in accordance with the Policy provisions.

Incontestability    We will not contest insurance under the Policy after the insurance has been in force during the lifetime of the Insured for two years from the Date of Issue or two years from the effective date of a reinstatement. If there is an increase in insurance because of an increase in scheduled premiums or payment of an unscheduled premium, and the increase was subject to insurability requirements, the increase will not be contestable after it has been in force during the lifetime of the Insured for two years from the date of issuance of the increase. After the two year period, to the extent permitted by state law we may rescind the Policy if the application contains a fraudulent misstatement.

Suicide    If the Insured dies by suicide within one year from the Date of Issue, the amount payable under the Policy will be limited to the premiums paid, less the amount of any Policy Debt and withdrawals and less the Cash Value of any variable paid-up insurance surrendered.

Misstatement of Age or Sex    If the age or sex of the Insured has been misstated, we will adjust benefits under a Policy to reflect the correct age and sex.

Collateral Assignment    You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.

Optional Benefits    If available in your state, there are two optional benefits available for purchase under the Policy: (1) a Waiver of Premium Benefit; and (2) an Additional Purchase Benefit.

Subject to the terms and conditions of the benefit, the Waiver of Premium Benefit waives the payment of all premiums that come due during the total disability of the Insured if the disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the disability occurs after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit waives the payment of all premiums that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.

Subject to the terms and conditions of the benefit, the Additional Purchase Benefit guarantees the right to buy more insurance without proof of insurability. If you select one or both of these optional benefits, you will be subject to a separate charge. (See “Periodic Charges Other than Fund Operating Expenses” and “Deductions and Charges—Optional Benefits” for more information about the charges.) Any charge will continue to be assessed (1) as long as the benefit remains in force; or (2) until you decide you no longer need the benefit and let us know in writing at our Home Office. Once the Policy has been issued, an optional benefit may be issued only upon mutual agreement.

Income Plans    The Policy provides a variety of Income Plans for Policy benefits. A Northwestern Mutual Financial Representative authorized to sell the Policies can explain these provisions on request.

Variable CompLife® Prospectus	23

Deferral of Determination and Payment    So long as premiums have been paid when due, we will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the NYSE is closed, or the SEC, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Owners. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.

If you have submitted a check or draft to our Home Office, we have the right to defer payment of surrender, partial surrender, withdrawal, Death Benefit or loan proceeds, or Income Plan benefits until the check or draft has been honored.

If a Policy is in force as fixed benefit paid-up insurance, we have the right to defer payment of the Cash Value for up to six months from the date of a Policy loan or surrender. If payment on surrender is deferred for 30 days or more, we will pay interest at an annual effective rate of 4%.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, withdrawal, partial surrender, surrender, loans, or Death Benefit proceeds, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Voting Rights

As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material, and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.

Substitution of Portfolio Shares and Other Changes

If, in our judgment, one or more Portfolios become unsuitable for continued use with the Policy because of a change in investment objectives or restrictions, for each such Portfolio we may substitute shares of another Portfolio or another mutual fund. Any substitution of shares will be subject to any required approval of the SEC, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Separate Account or any of its Divisions as a management company under the 1940 Act, or in any other form permitted, or to terminate registration of the Separate Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

Reports and Financial Statements

For each Policy Year, you will receive a statement showing the Death Benefit, Cash Value and any Policy loan (including interest charged) as of the anniversary date. We will also send you a confirmation statement when you pay the annual premium. These statements will show your apportioned amounts among the Divisions. The Invested Assets may exceed the Cash Value of your Policy, because the Cash Value is reduced by the amount of any applicable surrender charge and any premiums due later in the Policy Year. We will also send you a confirmation statement when you transfer among Divisions, take a Policy loan, or surrender the Policy. The annual statement and confirmation statements will show the apportionment of Invested Assets among the Divisions. If the Policy is in force as fixed benefit paid-up insurance, statements and reports will be limited to an annual Policy statement showing the Death Benefit, Cash Value and any Policy loan.

Annually, we will send you a report containing financial statements of the Separate Account and, semi-annually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions to which your Invested Assets are allocated. The financial statements of the Company appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or the Statement of Additional Information, call the Variable Life Service Center at 1-866-424-2609. Certain reports and other information can be obtained on our website at www.northwesternmutual.com.

Special Policy for Employers

A reduced minimum amount applies for Policies where the insurance involved an employer-sponsored benefit plan or arrangement. The sum of the Minimum Guaranteed Death Benefit and the Additional Protection was required to be at least $10,000, of which the Minimum Guaranteed Death Benefit must have been at least $1,000. The premium for the Additional Protection is two times the cost of term insurance for the Insured’s age when the Policy was issued. Premium rates for term insurance are set forth in the Policy.

These Policies for employers may include a provision to permit the amount of Additional Protection to increase after issue. Any such increase amount must be based on the terms of the benefit plan or arrangement and may not be subject to the discretion of the Insured or the Insured’s beneficiary. A description of the method of determining the amount of any increase is included in the Policy. Changes to the amount of Additional Protection will be effective on Policy

24	Variable CompLife® Prospectus

anniversaries. The surrender charge and all charges for issue and administrative expenses will be based on the Minimum Guaranteed Death Benefit and the initial amount of Additional Protection.

For certain situations where the insurance involves an employer-sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. Special Policies were available for this purpose. You are urged to review any questions in this area with qualified counsel.

Householding

To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling the Variable Life Service Center at 1-866-424-2609.

Abandoned Property Requirements

Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call Variable Life Service Center at 1-866-424-2609 for assistance in making such changes.

Cybersecurity

The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Legal Proceedings

Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on Northwestern Mutual Investment Services, LLC, the principal underwriter for the Separate Account, and its ability to perform its duties as underwriter for the Separate Account.

Speculative Investing

This Policy, or any of its riders, should not be used for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Owner Inquiries

You may receive information about your Policy via the Variable Life Service Center by calling toll-free at 1-866-424-2609. With your ID and password, you can also visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability

Variable CompLife® Prospectus	25

under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about surrendering your Policy, please call your Financial Representative or the Variable Life Service Center at 1-866-424-2609. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.

Automatic Dollar-Cost Averaging

With Dollar-Cost Averaging, you can arrange to have a regular amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly from the Government Money Market Division into the Division(s) you have chosen. Transferred amounts must be allocated in whole percentages. (See “Allocations to the Separate Account—Transfers Between Divisions”). Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit the appropriate form to our Home Office to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar-cost averaging does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.

Allocation Models

The Company currently makes available allocation models at no extra charge. An Owner can select only one model at a time. Each of the four models currently available is comprised of a combination of Portfolios representing various asset classes with various levels of risk tolerance ranging from moderately conservative to very aggressive. An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their financial representative or by calling Variable Life Service Center at 1-866-242-2609. Not all models offered may be available under your Policy because an Owner may only invest in up to ten Divisions at any Time. Please note that investment in a model does not eliminate the risk of loss and it does not

protect against losses in a declining market. An Owner should consult their financial representative for more information about available allocation models and whether investment in a model is appropriate for them.

Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Contract (see “Substitution of Portfolio Shares and Other Changes” above for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, liquidation or closure), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers Between Divisions” above for more information about how to change portfolio allocations). There will be no automatic rebalancing to these models.

Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.

Illustrations

Your Northwestern Mutual Financial Representative will provide you with an illustration for your Policy upon request. The illustration will reflect the performance of your Policy to date and will show how the Death Benefit minus Policy Debt, Invested Assets and Cash Value would vary based on hypothetical investment results.

Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as dividends, Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and the Policy’s actual Cash Value, Death Benefit, and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were illustrated.

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Tax Considerations

General    The following discussion provides a general description of federal tax considerations relating to your Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations which may be significant in the purchase and ownership of a Policy.

Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.

This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.

Life Insurance Qualification    Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.

The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2008, the tests must be based on the 2001 CSO mortality tables. Because Policies issued based on the 1980 CSO mortality tables may not satisfy the definitional tests using the 2001 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notices 2004-61 and 2006-95). Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See IRS Rev. Proc. 2010-28.

As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.

IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law.

Tax Treatment of Life Insurance    While your Policy is in force, increases due to investment experience are not subject to federal income tax until there is a distribution as defined by the Code. Death Benefit proceeds received by a beneficiary will generally not be subject to federal income tax.

So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the basis of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in basis. However, dividends applied to purchase additional insurance or used to pay premiums are generally not taxable. In certain circumstances, a withdrawal of Cash Value during the first 15 Policy Years may be taxable to the extent that the Cash Value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy.

Unless the Policy is a MEC, a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Cash Value of the Policy, and the total Cash Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Cash Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s basis.

Caution must be used when taking cash out of a Policy through policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on

Variable CompLife® Prospectus	27

the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Cash Value remaining in the Policy, thereby causing the Policy to lapse. (See the “Policy Loans, Automatic Premium Loans, and Withdrawals” section for more details). As described above, if your policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the policy.

Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).

Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of joint life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured). The Code also allows certain policies to be exchanged for stand-alone and combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2008 may only be exchanged for life insurance policies using 2001 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on gain-first basis).

Ownership of a Policy may be transferred to a new owner. If the transfer is a sale, it is taxable to the extent the sales proceeds exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. In Rev. Rul. 2009-13, the IRS ruled that, when a life insurance policy is sold to a person with no insurable interest in the insured, the taxable gain is calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. The death benefit of a policy that was previously sold or otherwise transferred for valuable consideration is taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit will not be taxable if the new owner is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer or the basis of the Policy is carried over, in whole or in part, in the transfer. You should seek qualified tax advice if you plan a transfer of ownership.

Where the Policy cash value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). Under final regulations issued by the IRS, “net investment income” may include the transfer of a life insurance policy that constitutes a sale, interest paid on the Death Benefit, and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.

Modified Endowment Contracts (MEC)    A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy may be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.

A policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period or, in the case of joint life Policies, the lifetime of either Insured. If a reduction occurs during a seven-pay period, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay premium level limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Cash Value to you according to the terms of the Policy, an election of the paid-up option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. A life insurance policy which is received in exchange for a MEC will also be considered a MEC. In the case of joint life Policies, the reduction test must be applied during the lifetime of either Insured rather than only during seven-pay periods.

Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of

28	Variable CompLife® Prospectus

determining whether the Policy is a MEC. This means that a new seven-pay period begins, with a new seven-pay limit. The new seven-pay limit is determined by taking into account the value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.

If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Cash Value, a surrender of the Policy, and dividends paid in cash. Distributions taken within the two-year period prior to the Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.

A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 1⁄2 years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

Estate and Generation Skipping Taxes    If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for federal estate tax purposes and any applicable state inheritance tax. If a Policy is a joint life Policy, the Death Benefit will be includible in the estate of the second Insured to die if that individual owned or had any incidents of ownership in, the policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.

If ownership of a Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.

An exemption limit of $5 million (single)/$10 million (married) (with inflation indexing after 2011) and a maximum rate of 40% applies for purposes of the estate, gift and generation skipping taxes. In addition, any unused estate exemption limit may be carried over to the surviving spouse.

Business-Owned Life Insurance    Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule will not apply if (i) the Insured is an eligible employee and (ii) certain notice and consent requirements are satisfied before the policy is issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy or Cash Value may also be subject to tax under the corporation alternative minimum tax provisions.

Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.

In addition, if a business owns life insurance with cash value, section 264(f) of the Code may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that the compares the amount of unborrowed life insurance Cash Value to the adjusted basis of other business assets. Certain policies may be excluded the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as joint policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.

Variable CompLife® Prospectus	29

The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.

Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income. In Revenue Procedure 2007-61, the IRS provided a safe harbor under which the annual increase in cash value of life insurance policies covering no more than 35% of the company’s employees, directors, officers and 20% owners will not limit the life insurance company’s deductions. Additionally, the Revenue Procedure included language that the tax-deferred nature of such contracts remains subject to challenge by the IRS under other provisions of the tax law, including judicial doctrines such as the business purpose doctrine.

Policy Split Right    If your Policy is a joint life Policy, your Policy permits the Owner to exchange the Policy for two policies, one on the life of each Insured, without evidence of insurability, if a change in the federal estate tax law results in either the repeal of the unlimited marital deduction or a 50% or greater reduction in the maximum estate tax rate set forth in the law. The exchange must be made while both Insureds are alive (and neither Insured is classified as a Joint Insurable). The request for exchange must be received no later than 180 days after the earlier of the enactment of the law repealing the unlimited marital deduction or the enactment of the law reducing the estate tax rate by at least 50%.

The IRS has ruled with respect to one taxpayer that such a transaction would be treated as a non-taxable exchange. If not so treated, such a split of the Policy could result in the recognition of taxable income.

Split Dollar Arrangements    Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.

Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to the new law.

Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules. The effective date of these rules was December 31, 2008. Congress has also considered limiting an individual’s annual aggregate deferrals to a nonqualified deferred compensation plan to $1,000,000.

Valuation of Life Insurance    Special valuation rules apply to life insurance contracts distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance policies. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for any surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.

Other Tax Considerations    Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.

30	Variable CompLife® Prospectus

Distribution of the Policy

We sell the Policy through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

The maximum commission payable to the registered representative who sold the Policy is 40% of the premium paid during the first Policy Year; 6% of the premium paid in Policy Years 2-10; and 2.75% of Premium Payments thereafter. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. The entire amount of sales commissions paid to registered representatives is passed through NMIS to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.

Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies may help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.

Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Glossary of Terms

APPLICATION

The form completed by the applicant when applying for coverage under the Policy. This includes any:

1.	amendments or endorsements;
2.	supplemental Applications;
3.	reinstatement Applications; and
4.	Policy change Applications.

ADDITIONAL PROTECTION

The additional coverage provided by the Policy, guaranteed for a certain number of years provided Premium Payments are made when due and dividends are used to increase Policy Value.

ATTAINED AGE

The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.

CASH VALUE

The amount available in cash if the Policy is surrendered.

DATE OF ISSUE

The date on which insurance coverage takes effect as shown in the Policy.

DEATH BENEFIT

The gross amount payable to the Beneficiary upon the death of the Insured, before the deduction of Policy Debt and other adjustments.

DIVISION

A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.

FINANCIAL REPRESENTATIVE

An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.

Variable CompLife® Prospectus	31

FUND

Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

GENERAL ACCOUNT

All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

GOOD ORDER

Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.

HOME OFFICE

Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.

INCOME PLAN

An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

INSURED

The person named as the Insured on the Application and in the Policy.

INVESTED ASSETS

The sum of all amounts in the Divisions of the Separate Account.

ISSUE AGE

The Insured’s age on his or her birthday nearest the Policy Date.

MEC

Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a type of life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.

NET PREMIUM

The amount of Premium Payment remaining after premium charges have been deducted, whether scheduled or unscheduled.

NETWORK OFFICE

A principal office of a general agent of the Company.

NYSE

New York Stock Exchange.

OWNER (You, Your)

The person named in the Application as the Owner, or the person who becomes Owner of a Policy by transfer or succession.

POLICY ANNIVERSARY

The same day and month as the Policy Date in each year following the first Policy Year.

POLICY DATE

The date shown in the Policy from which the following are computed, among other things:

1.	Policy Year;
2.	Policy Anniversary;
3.	the Issue Age of Insured; and
4.	the Attained Age of the Insured.

POLICY DEBT

The total amount of all outstanding Policy loans, including both principal and accrued interest.

POLICY VALUE

The sum of Invested Assets and Policy Debt, and excluding any cash value of variable paid-up insurance.

POLICY YEAR

A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO

A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.

PREMIUM PAYMENTS

All payments you make under the Policy other than loan repayments and transaction charges.

PROJECTED INSURANCE AMOUNT

An estimated annual amount of insurance that assumes a 4% interest rate on invested amounts.

SEPARATE ACCOUNT

Northwestern Mutual Variable Life Account.

UNIT

An accounting unit of measure representing the value in one or more Divisions of the Separate Account.

UNIT VALUE

The value of a particular Unit at a particular time. Unit Value is analogous, but not the same as, the share price of a Portfolio in which a Division invests. It may fluctuate from one Valuation Period to the next.

32	Variable CompLife® Prospectus

Additional Information

More information about the Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this prospectus, is incorporated by reference into this prospectus, and is available free of charge from the Company. To request a free copy of the Separate Account’s SAI, or current annual report, call the Variable Life Service Center toll-free at 1-866-424-2609. Under certain circumstances you or your financial representative may be able to obtain these documents online at www.northwesternmutual.com. Information about the Separate Account (including the SAI) can be reviewed and copied at the Public Reference Room of the SEC in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Separate Account are available on the SEC’s Internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Your Northwestern Mutual Financial Representative will provide you with illustrations for a Variable CompLife® Policy free of charge upon your request. The illustrations show how the Death Benefit, Invested Assets and Cash Value for a Policy would vary based on hypothetical investment results. Your Northwestern Mutual Financial Representative will also respond to other inquiries you may have regarding the Policy, or you may contact the Variable Life Service Center at 1-866-424-2609.

Investment Company Act File No. 811-3989

Variable CompLife® Prospectus	33

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

VARIABLE COMPLIFE®

An individual scheduled premium Variable Whole Life Policy that combines a Minimum Guaranteed Death Benefit with Additional Protection in an integrated policy design (the “Policy”).

Issued by The Northwestern Mutual Life Insurance Company

and

Northwestern Mutual Variable Life Account

(Account)

We no longer issue the Policy described in this Statement of Additional Information.

The Policies we currently offer are described in separate Prospectuses and

Statements of Additional Information.

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements, and should be read in conjunction with the prospectus for the Policy identified above and dated the same date as this SAI. The prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, or by calling telephone number 1-866-424-2609.

DISTRIBUTION OF THE POLICY

The Policy is offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during each of the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable life insurance policies.

Year	Amount
2016	$3,053,234
2015	$4,059,098
2014	$5,607,850

NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.

EXPERTS

The consolidated financial statements of Northwestern Mutual as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the financial statements of Northwestern Mutual Variable Life Account as of December 31, 2016 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2016

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and

Contract Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Government Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division and Credit Suisse Trust Commodity Return Strategy Division (constituting the Northwestern Mutual Variable Life Account) as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the underlying registered investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 27, 2017

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$381,556	$146,384	$234,499	$9,582	$1,222,114
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	23	3	-	-	96

Total Assets	381,579	146,387	234,499	9,582	1,222,210

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	66	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	66	-	-

Total Net Assets	$381,579	$146,387	$234,433	$9,582	$1,222,210

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$33,422	$9,118	$25,875	$396	$164,684
Northwestern Mutual Equity	401	88	375	5	1,608
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	327,062	122,299	194,702	8,593	971,390
Northwestern Mutual Equity	6,661	2,814	4,106	174	18,374
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,206	4,169	4,251	324	21,726
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,827	7,899	5,124	90	44,428

Total Net Assets	$381,579	$146,387	$234,433	$9,582	$1,222,210

(1) Investments, at cost	$325,155	$147,833	$182,353	$9,548	$833,509
Mutual Fund Shares Held	147,833	70,343	147,021	8,922	293,003
(2) Accumulation Unit Value	$4.251519	$3.746116	$3.081784	$1.739254	$5.062909
Units Outstanding	78,495	33,398	64,511	5,041	195,493
(3) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	105	104	100	22	186
(4) Accumulation Unit Value	$59.189518	$39.992151	$42.503832	$15.001832	$117.092375
Units Outstanding	132	198	121	6	379

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$12,809	$203,688	$122,337	$435,856	$321,891
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	35	13	-	18

Total Assets	12,809	203,723	122,350	435,856	321,909

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	1,184	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	1,184	-

Total Net Assets	$12,809	$203,723	$122,350	$434,672	$321,909

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$910	$18,060	$10,117	$59,142	$16,900
Northwestern Mutual Equity	8	179	114	834	157
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	11,150	169,166	102,586	355,821	280,099
Northwestern Mutual Equity	183	3,859	2,134	7,341	5,430
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	-	5,579	3,184	5,024	9,261
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	558	6,880	4,215	6,510	10,062

Total Net Assets	$12,809	$203,723	$122,350	$434,672	$321,909

(1) Investments, at cost	$13,237	$139,140	$94,229	$449,645	$252,078
Mutual Fund Shares Held	12,583	132,523	70,961	151,286	164,650
(2) Accumulation Unit Value	$1.812084	$2.443831	$2.841098	$3.713373	$4.445732
Units Outstanding	6,254	70,801	36,859	97,799	64,228
(3) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	-	212	105	48	181
(4) Accumulation Unit Value	$15.379433	$26.364364	$30.330455	$104.283373	$51.235085
Units Outstanding	36	261	139	62	196

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$74,480	$262,808	$30,538	$199,941	$83,544
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	6	25	10	-	25

Total Assets	74,486	262,833	30,548	199,941	83,569

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	9	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	9	-

Total Net Assets	$74,486	$262,833	$30,548	$199,932	$83,569

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$5,294	$12,043	$2,681	$15,038	$3,791
Northwestern Mutual Equity	49	120	24	140	53
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	64,225	233,891	25,404	171,391	71,199
Northwestern Mutual Equity	1,355	5,019	450	3,771	1,711
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,360	4,234	1,302	2,153	3,623
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,203	7,526	687	7,439	3,192

Total Net Assets	$74,486	$262,833	$30,548	$199,932	$83,569

(1) Investments, at cost	$60,214	$224,204	$27,585	$148,911	$88,843
Mutual Fund Shares Held	43,127	109,778	22,455	82,586	67,321
(2) Accumulation Unit Value	$3.666285	$4.055279	$1.937744	$3.959369	$1.724317
Units Outstanding	17,890	58,914	13,342	44,243	42,284
(3) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	35	79	60	50	195
(4) Accumulation Unit Value	$39.139970	$53.557262	$21.724279	$42.713658	$18.601991
Units Outstanding	56	141	32	174	172

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$26,529	$502,271	$39,220	$165,450	$20,401
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	26	20	11	-	4

Total Assets	26,555	502,291	39,231	165,450	20,405

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	38	-
Due to Participants	-	-	-	613	-

Total Liabilities	-	-	-	651	-

Total Net Assets	$26,555	$502,291	$39,231	$164,799	$20,405

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$1,441	$59,514	$2,005	$12,134	$1,987
Northwestern Mutual Equity	31	884	32	201	18
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	21,696	409,836	33,242	122,983	16,518
Northwestern Mutual Equity	455	9,013	676	3,898	270
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,161	9,324	1,511	9,512	424
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	771	13,720	1,765	16,071	1,188

Total Net Assets	$26,555	$502,291	$39,231	$164,799	$20,405

(1) Investments, at cost	$28,258	$538,514	$42,876	$165,450	$20,430
Mutual Fund Shares Held	32,234	313,332	44,978	165,450	19,749
(2) Accumulation Unit Value	$1.038788	$3.220087	$0.805449	$1.527011	$1.025038
Units Outstanding	21,324	130,074	42,112	83,091	16,377
(3) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	216	1,871	156	243	34
(4) Accumulation Unit Value	$9.985604	$4.983406	$9.676365	$41.625993	$12.481062
Units Outstanding	77	2,753	182	386	95

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$249,031	$9,591	$8,985	$110,846	$32,973
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	87	3	2	-	4

Total Assets	249,118	9,594	8,987	110,846	32,977

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	4	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	4	-

Total Net Assets	$249,118	$9,594	$8,987	$110,842	$32,977

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$23,819	$706	$464	$7,759	$1,844
Northwestern Mutual Equity	351	13	6	92	19
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	189,812	8,662	7,233	93,678	28,783
Northwestern Mutual Equity	4,402	195	146	1,966	605
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	20,408	18	379	4,745	308
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,326	-	759	2,602	1,418

Total Net Assets	$249,118	$9,594	$8,987	$110,842	$32,977

(1) Investments, at cost	$251,071	$10,478	$9,116	$104,257	$34,064
Mutual Fund Shares Held	198,273	9,083	8,273	150,198	31,433
(2) Accumulation Unit Value	$2.742774	$1.353810	$1.080563	$3.737039	$1.258995
Units Outstanding	70,809	6,542	6,830	25,594	23,343
(3) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	93	1	27	95	18
(4) Accumulation Unit Value	$219.047810	$19.104481	$14.229840	$49.707921	$17.327635
Units Outstanding	47	-	53	52	82

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$347,361	$44,894	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	169,968	38,208	-
Neuberger Berman Advisers Management Trust	-	-	-	-	4,887
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	42	1	17	3	-

Total Assets	347,403	44,895	169,985	38,211	4,887

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$347,403	$44,895	$169,985	$38,211	$4,887

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$161,182	$5,986	$15,122	$2,737	$270
Northwestern Mutual Equity	1,523	74	147	28	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	167,083	34,840	141,973	32,576	3,776
Northwestern Mutual Equity	3,962	816	3,273	627	75
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	6,843	911	3,660	826	221
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,810	2,268	5,810	1,417	542

Total Net Assets	$347,403	$44,895	$169,985	$38,211	$4,887

(1) Investments, at cost	$354,915	$44,004	$154,986	$36,641	$4,542
Mutual Fund Shares Held	248,293	40,012	5,146	1,177	217
(2) Accumulation Unit Value	$3.512832	$2.038314	$4.417776	$1.658952	$1.640254
Units Outstanding	48,692	17,493	32,879	20,014	2,348
(3) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	35	41	78	46	12
(4) Accumulation Unit Value	$193.563662	$21.988973	$47.161926	$18.124509	$17.797220
Units Outstanding	35	103	123	78	30

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	205,054	100,419	116,128	86,289	168,651
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	23	24	-

Total Assets	205,054	100,419	116,151	86,313	168,651

Liabilities:
Due to Northwestern Mutual Life Insurance Company	68	37	-	-	4
Due to Participants	-	-	-	-	-

Total Liabilities	68	37	-	-	4

Total Net Assets	$204,986	$100,382	$116,151	$86,313	$168,647

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$9,652	$6,382	$7,355	$5,702	$9,257
Northwestern Mutual Equity	96	59	102	103	104
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	172,813	85,782	96,104	63,671	145,377
Northwestern Mutual Equity	3,971	2,011	2,220	1,524	3,349
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	10,043	3,270	6,338	11,742	4,934
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	8,411	2,878	4,032	3,571	5,626

Total Net Assets	$204,986	$100,382	$116,151	$86,313	$168,647

(1) Investments, at cost	$181,844	$87,025	$118,768	$90,054	$179,555
Mutual Fund Shares Held	12,005	6,602	10,415	8,526	12,047
(2) Accumulation Unit Value	$1.797106	$2.590944	$1.635824	$2.224732	$4.286703
Units Outstanding	98,376	33,885	60,105	29,304	34,695
(3) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	497	109	353	490	107
(4) Accumulation Unit Value	$20.214494	$29.891437	$17.976751	$23.970161	$46.124107
Units Outstanding	416	96	224	149	122

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

December 31, 2016

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	5,175	18,768	19,554	10,823	-
Credit Suisse Trust	-	-	-	-	18,979
Due from Northwestern Mutual Life Insurance Company	-	2	5	-	-

Total Assets	5,175	18,770	19,559	10,823	18,979

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	1

Total Net Assets	$5,175	$18,770	$19,559	$10,823	$18,978

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$810	$4,406	$3,266	$1,014	$541
Northwestern Mutual Equity	7	56	41	13	8
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	4,242	13,598	15,593	8,817	16,182
Northwestern Mutual Equity	85	299	363	205	351
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	30	100	1	-	1,032
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1	311	295	774	864

Total Net Assets	$5,175	$18,770	$19,559	$10,823	$18,978

(1) Investments, at cost	$5,317	$19,474	$19,694	$10,494	$23,624
Mutual Fund Shares Held	534	1,927	2,052	1,213	4,333
(2) Accumulation Unit Value	$1.237730	$1.290626	$1.298639	$1.328754	$5.316102
Units Outstanding	3,495	10,768	12,286	6,790	3,110
(3) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	2	7	-	-	209
(4) Accumulation Unit Value	$15.067752	$14.773443	$13.860030	$12.946453	$4.942479
Units Outstanding	-	21	21	60	175

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$3,301	$335	$4,953	$98	$21,212
Expenses:
Mortality and expense risk charges	1,664	600	997	40	4,932
Taxes	17	5	13	-	79

Total expenses	1,681	605	1,010	40	5,011

Net investment income (loss)	1,620	(270)	3,943	58	16,201

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,856	3,117	4,839	359	15,206
Realized gain distribution	37,040	39,516	4,145	718	24,119

Realized gains (losses)	45,896	42,633	8,984	1,077	39,325

Change in unrealized appreciation/(depreciation) of investments during the period	(40,014)	(34,783)	2,919	46	68,263

Net increase (decrease) in net assets resulting from operations	$7,502	$7,580	$15,846	$1,181	$123,789

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$189	$3,583	$2,268	$809	$3,377
Expenses:
Mortality and expense risk charges	47	818	471	1,937	1,231
Taxes	-	9	5	31	8

Total expenses	47	827	476	1,968	1,239

Net investment income (loss)	142	2,756	1,792	(1,159)	2,138

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(42)	3,359	1,955	2,587	4,676
Realized gain distribution	1,000	7,418	5,891	35,148	21,974

Realized gains (losses)	958	10,777	7,846	37,735	26,650

Change in unrealized appreciation/(depreciation) of investments during the period	477	12,436	9,616	(35,131)	25,003

Net increase (decrease) in net assets resulting from operations	$1,577	$25,969	$19,254	$1,445	$53,791

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,091	$554	$140	$1,580	$989
Expenses:
Mortality and expense risk charges	275	1,031	102	719	357
Taxes	2	6	1	6	2

Total expenses	277	1,037	103	725	359

Net investment income (loss)	814	(483)	37	855	630

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	993	1,526	151	3,733	(1,804)
Realized gain distribution	4,897	24,708	1,126	21,158	-

Realized gains (losses)	5,890	26,234	1,277	24,891	(1,804)

Change in unrealized appreciation/(depreciation) of investments during the period	6,614	1,743	4,539	22,755	(2,196)

Net increase (decrease) in net assets resulting from operations	$13,318	$27,494	$5,853	$48,501	$(3,370)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$451	$10,329	$268	$208	$225
Expenses:
Mortality and expense risk charges	103	2,084	150	635	79
Taxes	1	29	1	6	1

Total expenses	104	2,113	151	641	80

Net investment income (loss)	347	8,216	117	(433)	145

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	3,436	(993)	-	48
Realized gain distribution	223	6,358	-	13	-

Realized gains (losses)	225	9,794	(993)	13	48

Change in unrealized appreciation/(depreciation) of investments during the period	(925)	(6,228)	3,939	-	15

Net increase (decrease) in net assets resulting from operations	$(353)	$11,782	$3,063	$(420)	$208

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$4,894	$202	$104	$5,718	$1,399
Expenses:
Mortality and expense risk charges	997	48	33	450	131
Taxes	12	-	-	4	1

Total expenses	1,009	48	33	454	132

Net investment income (loss)	3,885	154	71	5,264	1,267

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	776	373	(262)	153	(342)
Realized gain distribution	1,357	185	-	-	-

Realized gains (losses)	2,133	558	(262)	153	(342)

Change in unrealized appreciation/(depreciation) of investments during the period	363	(813)	513	8,628	1,983

Net increase (decrease) in net assets resulting from operations	$6,381	$(101)	$322	$14,045	$2,908

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Income:
Dividend income	$7,709	$1,049	$509	$229	$32
Expenses:
Mortality and expense risk charges	1,552	186	683	157	17
Taxes	81	3	7	1	-

Total expenses	1,633	189	690	158	17

Net investment income (loss)	6,076	860	(181)	71	15

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9,605)	1,029	(70)	1,005	125
Realized gain distribution	9,651	1,631	10,093	3,133	167

Realized gains (losses)	46	2,660	10,023	4,138	292

Change in unrealized appreciation/(depreciation) of investments during the period	13,568	(399)	7,801	(1,716)	114

Net increase (decrease) in net assets resulting from operations	$19,690	$3,121	$17,643	$2,493	$421

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Operations

For the Year Ended December 31, 2016

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$2,080	$759	$3,704	$1,408	$7,806
Expenses:
Mortality and expense risk charges	818	385	471	327	732
Taxes	5	3	4	3	5

Total expenses	823	388	475	330	737

Net investment income (loss)	1,257	371	3,229	1,078	7,069

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,026	(591)	(995)	820	(1,047)
Realized gain distribution	12,831	49	-	2,471	5,257

Realized gains (losses)	18,857	(542)	(995)	3,291	4,210

Change in unrealized appreciation/(depreciation) of investments during the period	(789)	15,792	(62)	(2,027)	(6,864)

Net increase (decrease) in net assets resulting from operations	$19,325	$15,621	$2,172	$2,342	$4,415

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$185	$602	$555	$286	$-
Expenses:
Mortality and expense risk charges	23	82	85	40	69
Taxes	-	2	2	-	-

Total expenses	23	84	87	40	69

Net investment income (loss)	162	518	468	246	(69)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(68)	25	206	53	(734)
Realized gain distribution	206	294	1	-	-

Realized gains (losses)	138	319	207	53	(734)

Change in unrealized appreciation/(depreciation) of investments during the period	90	692	1,021	678	2,669

Net increase (decrease) in net assets resulting from operations	$390	$1,529	$1,696	$977	$1,866

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,620	$1,156	$(270)	$(566)
Net realized gains (losses)	45,896	35,185	42,633	17,510
Net change in unrealized appreciation/(depreciation)	(40,014)	(15,204)	(34,783)	(1,126)

Net increase (decrease) in net assets resulting from operations	7,502	21,137	7,580	15,818

Contract Transactions:
Contract ow ners’ net payments	13,339	16,403	5,361	5,461
Policy loans, surrenders and death benefits	(20,322)	(19,376)	(6,701)	(6,070)
Mortality and other (net)	(7,996)	(7,916)	(2,967)	(2,737)
Transfers from other divisions or sponsor	37,564	42,591	24,168	18,610
Transfers to other divisions or sponsor	(41,210)	(47,062)	(19,714)	(15,217)

Net increase (decrease) in net assets resulting from contract transactions	(18,625)	(15,360)	147	47

Net increase (decrease) in net assets	(11,123)	5,777	7,727	15,865

Net Assets:
Beginning of period	392,702	386,925	138,660	122,795

End of period	$381,579	$392,702	$146,387	$138,660

Units issued during the period	6,637	6,955	6,972	5,061
Units redeemed during the period	(10,487)	(10,111)	(7,506)	(5,218)

Net units issued (redeemed) during period	(3,850)	(3,156)	(534)	(157)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,943	$3,996	$58	$45
Net realized gains (losses)	8,984	7,077	1,077	942
Net change in unrealized appreciation/(depreciation)	2,919	(19,376)	46	(1,289)

Net increase (decrease) in net assets resulting from operations	15,846	(8,303)	1,181	(302)

Contract Transactions:
Contract owners’ net payments	9,954	10,997	345	401
Policy loans, surrenders and death benefits	(11,141)	(11,354)	(391)	(407)
Mortality and other (net)	(5,363)	(5,092)	(178)	(158)
Transfers from other divisions or sponsor	20,931	22,302	2,340	3,306
Transfers to other divisions or sponsor	(24,288)	(24,099)	(2,649)	(2,098)

Net increase (decrease) in net assets resulting from contract transactions	(9,907)	(7,246)	(533)	1,044

Net increase (decrease) in net assets	5,939	(15,549)	648	742

Net Assets:
Beginning of period	228,494	244,043	8,934	8,192

End of period	$234,433	$228,494	$9,582	$8,934

Units issued during the period	6,930	6,178	1,262	2,066
Units redeemed during the period	(9,324)	(8,346)	(1,607)	(1,332)

Net units issued (redeemed) during period	(2,394)	(2,168)	(345)	734

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$16,201	$14,059	$142	$137
Net realized gains (losses)	39,325	33,990	958	1,554
Net change in unrealized appreciation/(depreciation)	68,263	(39,564)	477	(2,190)

Net increase (decrease) in net assets resulting from operations	123,789	8,485	1,577	(499)

Contract Transactions:
Contract owners’ net payments	40,344	43,263	375	46
Policy loans, surrenders and death benefits	(50,095)	(49,812)	(363)	(476)
Mortality and other (net)	(23,150)	(22,011)	(199)	(195)
Transfers from other divisions or sponsor	112,605	123,814	2,778	2,935
Transfers to other divisions or sponsor	(94,494)	(112,923)	(1,884)	(2,752)

Net increase (decrease) in net assets resulting from contract transactions	(14,790)	(17,669)	707	(442)

Net increase (decrease) in net assets	108,999	(9,184)	2,284	(941)

Net Assets:
Beginning of period	1,113,211	1,122,395	10,525	11,466

End of period	$1,222,210	$1,113,211	$12,809	$10,525

Units issued during the period	19,194	19,619	1,729	1,833
Units redeemed during the period	(21,574)	(22,012)	(1,316)	(2,125)

Net units issued (redeemed) during period	(2,380)	(2,393)	413	(292)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$2,756	$2,593	$1,792	$1,472
Net realized gains (losses)	10,777	2,778	7,846	5,962
Net change in unrealized appreciation/(depreciation)	12,436	(6,299)	9,616	(16,053)

Net increase (decrease) in net assets resulting from operations	25,969	(928)	19,254	(8,619)

Contract Transactions:
Contract owners’ net payments	6,334	7,510	4,211	4,769
Policy loans, surrenders and death benefits	(8,607)	(8,549)	(5,023)	(5,561)
Mortality and other (net)	(3,989)	(3,748)	(2,223)	(2,279)
Transfers from other divisions or sponsor	20,732	17,928	32,123	40,408
Transfers to other divisions or sponsor	(20,380)	(19,323)	(35,200)	(42,659)

Net increase (decrease) in net assets resulting from contract transactions	(5,910)	(6,182)	(6,112)	(5,322)

Net increase (decrease) in net assets	20,059	(7,110)	13,142	(13,941)

Net Assets:
Beginning of period	183,664	190,774	109,208	123,149

End of period	$203,723	$183,664	$122,350	$109,208

Units issued during the period	10,501	8,001	5,663	5,806
Units redeemed during the period	(13,180)	(10,092)	(7,532)	(7,530)

Net units issued (redeemed) during period	(2,679)	(2,091)	(1,869)	(1,724)

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(1,159)	$(1,943)	$2,138	$1,892
Net realized gains (losses)	37,735	48,244	26,650	23,320
Net change in unrealized appreciation/(depreciation)	(35,131)	(44,630)	25,003	(32,917)

Net increase (decrease) in net assets resulting from operations	1,445	1,671	53,791	(7,705)

Contract Transactions:
Contract owners’ net payments	18,624	19,386	8,562	10,074
Policy loans, surrenders and death benefits	(23,207)	(23,943)	(13,600)	(14,035)
Mortality and other (net)	(9,330)	(9,632)	(5,485)	(5,285)
Transfers from other divisions or sponsor	24,376	17,798	55,433	53,620
Transfers to other divisions or sponsor	(28,172)	(19,650)	(52,209)	(51,848)

Net increase (decrease) in net assets resulting from contract transactions	(17,709)	(16,041)	(7,299)	(7,474)

Net increase (decrease) in net assets	(16,264)	(14,370)	46,492	(15,179)

Net Assets:
Beginning of period	450,936	465,306	275,417	290,596

End of period	$434,672	$450,936	$321,909	$275,417

Units issued during the period	8,144	8,343	7,165	7,129
Units redeemed during the period	(11,901)	(11,368)	(9,075)	(8,818)

Net units issued (redeemed) during period	(3,757)	(3,025)	(1,910)	(1,689)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$814	$719	$(483)	$(850)
Net realized gains (losses)	5,890	7,028	26,234	17,616
Net change in unrealized appreciation/(depreciation)	6,614	(8,752)	1,743	(16,791)

Net increase (decrease) in net assets resulting from operations	13,318	(1,005)	27,494	(25)

Contract Transactions:
Contract owners’ net payments	2,170	2,595	9,094	9,377
Policy loans, surrenders and death benefits	(2,529)	(3,019)	(11,476)	(13,265)
Mortality and other (net)	(1,345)	(1,195)	(4,708)	(4,931)
Transfers from other divisions or sponsor	13,090	8,739	31,343	35,798
Transfers to other divisions or sponsor	(7,681)	(9,002)	(35,160)	(36,111)

Net increase (decrease) in net assets resulting from contract transactions	3,705	(1,882)	(10,907)	(9,132)

Net increase (decrease) in net assets	17,023	(2,887)	16,587	(9,157)

Net Assets:
Beginning of period	57,463	60,350	246,246	255,403

End of period	$74,486	$57,463	$262,833	$246,246

Units issued during the period	3,487	2,758	6,249	6,429
Units redeemed during the period	(2,583)	(3,135)	(8,945)	(8,434)

Net units issued (redeemed) during period	904	(377)	(2,696)	(2,005)

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$37	$(91)	$855	$417
Net realized gains (losses)	1,277	379	24,891	14,091
Net change in unrealized appreciation/(depreciation)	4,539	(841)	22,755	(24,363)

Net increase (decrease) in net assets resulting from operations	5,853	(553)	48,501	(9,855)

Contract Transactions:
Contract owners’ net payments	784	914	6,519	7,067
Policy loans, surrenders and death benefits	(979)	(1,019)	(7,329)	(7,296)
Mortality and other (net)	(454)	(417)	(3,374)	(3,157)
Transfers from other divisions or sponsor	11,375	6,503	16,178	14,221
Transfers to other divisions or sponsor	(6,862)	(4,845)	(17,444)	(18,652)

Net increase (decrease) in net assets resulting from contract transactions	3,864	1,136	(5,450)	(7,817)

Net increase (decrease) in net assets	9,717	583	43,051	(17,672)

Net Assets:
Beginning of period	20,831	20,248	156,881	174,553

End of period	$30,548	$20,831	$199,932	$156,881

Units issued during the period	4,422	3,326	5,511	4,699
Units redeemed during the period	(2,613)	(2,477)	(6,473)	(6,788)

Net units issued (redeemed) during period	1,809	849	(962)	(2,089)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$630	$1,164	$347	$394
Net realized gains (losses)	(1,804)	(285)	225	1,002
Net change in unrealized appreciation/(depreciation)	(2,196)	(2,835)	(925)	(1,884)

Net increase (decrease) in net assets resulting from operations	(3,370)	(1,956)	(353)	(488)

Contract Transactions:
Contract owners’ net payments	5,036	5,611	1,032	1,225
Policy loans, surrenders and death benefits	(4,066)	(4,436)	(1,874)	(1,266)
Mortality and other (net)	(1,638)	(1,893)	(402)	(453)
Transfers from other divisions or sponsor	17,106	18,435	12,781	11,213
Transfers to other divisions or sponsor	(18,406)	(17,657)	(9,133)	(6,587)

Net increase (decrease) in net assets resulting from contract transactions	(1,968)	60	2,404	4,132

Net increase (decrease) in net assets	(5,338)	(1,896)	2,051	3,644

Net Assets:
Beginning of period	88,907	90,803	24,504	20,860

End of period	$83,569	$88,907	$26,555	$24,504

Units issued during the period	9,794	6,706	5,981	7,169
Units redeemed during the period	(10,987)	(6,501)	(4,747)	(3,315)

Net units issued (redeemed) during period	(1,193)	205	1,234	3,854

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$8,216	$13,562	$117	$169
Net realized gains (losses)	9,794	27,773	(993)	(160)
Net change in unrealized appreciation/(depreciation)	(6,228)	(54,665)	3,939	(4,779)

Net increase (decrease) in net assets resulting from operations	11,782	(13,330)	3,063	(4,770)

Contract Transactions:
Contract owners’ net payments	24,636	26,324	1,803	1,962
Policy loans, surrenders and death benefits	(22,332)	(25,768)	(1,938)	(1,542)
Mortality and other (net)	(8,848)	(10,778)	(648)	(511)
Transfers from other divisions or sponsor	59,573	77,759	16,062	23,591
Transfers to other divisions or sponsor	(65,166)	(76,679)	(13,867)	(18,817)

Net increase (decrease) in net assets resulting from contract transactions	(12,137)	(9,142)	1,412	4,683

Net increase (decrease) in net assets	(355)	(22,472)	4,475	(87)

Net Assets:
Beginning of period	502,646	525,118	34,756	34,843

End of period	$502,291	$502,646	$39,231	$34,756

Units issued during the period	38,507	27,401	11,875	13,290
Units redeemed during the period	(41,698)	(29,331)	(9,272)	(8,367)

Net units issued (redeemed) during period	(3,191)	(1,930)	2,603	4,923

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$(433)	$(601)	$145	$41
Net realized gains (losses)	13	5	48	6
Net change in unrealized appreciation/(depreciation)	-	-	15	(15)

Net increase (decrease) in net assets resulting from operations	(420)	(596)	208	32

Contract Transactions:
Contract owners’ net payments	54,758	60,267	78	625
Policy loans, surrenders and death benefits	(31,362)	(24,108)	(1,687)	(1,395)
Mortality and other (net)	(5,055)	(5,023)	(344)	(272)
Transfers from other divisions or sponsor	154,738	176,151	11,068	7,831
Transfers to other divisions or sponsor	(179,008)	(201,367)	(4,660)	(4,471)

Net increase (decrease) in net assets resulting from contract transactions	(5,929)	5,920	4,455	2,318

Net increase (decrease) in net assets	(6,349)	5,324	4,663	2,350

Net Assets:
Beginning of period	171,148	165,824	15,742	13,392

End of period	$164,799	$171,148	$20,405	$15,742

Units issued during the period	77,734	72,351	9,899	5,052
Units redeemed during the period	(73,697)	(72,474)	(5,931)	(3,669)

Net units issued (redeemed) during period	4,037	(123)	3,968	1,383

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,885	$2,732	$154	$138
Net realized gains (losses)	2,133	1,662	558	223
Net change in unrealized appreciation/(depreciation)	363	(4,036)	(813)	(616)

Net increase (decrease) in net assets resulting from operations	6,381	358	(101)	(255)

Contract Transactions:
Contract owners’ net payments	10,912	12,283	438	480
Policy loans, surrenders and death benefits	(15,616)	(15,876)	(884)	(459)
Mortality and other (net)	(5,078)	(5,017)	(220)	(176)
Transfers from other divisions or sponsor	182,005	152,965	6,064	5,718
Transfers to other divisions or sponsor	(172,683)	(150,131)	(3,804)	(4,151)

Net increase (decrease) in net assets resulting from contract transactions	(460)	(5,776)	1,594	1,412

Net increase (decrease) in net assets	5,921	(5,418)	1,493	1,157

Net Assets:
Beginning of period	243,197	248,615	8,101	6,944

End of period	$249,118	$243,197	$9,594	$8,101

Units issued during the period	12,286	10,393	4,016	3,694
Units redeemed during the period	(11,924)	(10,605)	(3,144)	(2,745)

Net units issued (redeemed) during period	362	(212)	872	949

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$71	$169	$5,264	$4,369
Net realized gains (losses)	(262)	(236)	153	45
Net change in unrealized appreciation/(depreciation)	513	(162)	8,628	(6,187)

Net increase (decrease) in net assets resulting from operations	322	(229)	14,045	(1,773)

Contract Transactions:
Contract owners’ net payments	150	208	4,341	4,941
Policy loans, surrenders and death benefits	(705)	(599)	(5,641)	(4,917)
Mortality and other (net)	(172)	(174)	(2,257)	(2,157)
Transfers from other divisions or sponsor	5,144	3,888	23,577	21,009
Transfers to other divisions or sponsor	(3,727)	(3,678)	(24,137)	(22,343)

Net increase (decrease) in net assets resulting from contract transactions	690	(355)	(4,117)	(3,467)

Net increase (decrease) in net assets	1,012	(584)	9,928	(5,240)

Net Assets:
Beginning of period	7,975	8,559	100,914	106,154

End of period	$8,987	$7,975	$110,842	$100,914

Units issued during the period	3,083	1,866	3,750	3,268
Units redeemed during the period	(2,545)	(1,830)	(4,572)	(3,935)

Net units issued (redeemed) during period	538	36	(822)	(667)

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,267	$1,410	$6,076	$5,319
Net realized gains (losses)	(342)	380	46	12,151
Net change in unrealized appreciation/(depreciation)	1,983	(2,540)	13,568	(19,365)

Net increase (decrease) in net assets resulting from operations	2,908	(750)	19,690	(1,895)

Contract Transactions:
Contract owners’ net payments	1,216	1,593	4,356	14,683
Policy loans, surrenders and death benefits	(1,364)	(2,129)	(15,351)	(21,178)
Mortality and other (net)	(622)	(538)	(8,464)	(8,616)
Transfers from other divisions or sponsor	10,354	7,719	72,413	73,175
Transfers to other divisions or sponsor	(7,061)	(4,693)	(70,276)	(71,368)

Net increase (decrease) in net assets resulting from contract transactions	2,523	1,952	(17,322)	(13,304)

Net increase (decrease) in net assets	5,431	1,202	2,368	(15,199)

Net Assets:
Beginning of period	27,546	26,344	345,035	360,234

End of period	$32,977	$27,546	$347,403	$345,035

Units issued during the period	7,965	5,904	5,471	6,049
Units redeemed during the period	(6,146)	(4,361)	(10,013)	(7,489)

Net units issued (redeemed) during period	1,819	1,543	(4,542)	(1,440)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$860	$688	$(181)	$(309)
Net realized gains (losses)	2,660	2,955	10,023	21,934
Net change in unrealized appreciation/(depreciation)	(399)	(3,931)	7,801	(24,866)

Net increase (decrease) in net assets resulting from operations	3,121	(288)	17,643	(3,241)

Contract Transactions:
Contract owners’ net payments	1,924	2,280	6,876	7,440
Policy loans, surrenders and death benefits	(2,252)	(4,065)	(7,350)	(8,788)
Mortality and other (net)	(1,030)	(1,100)	(3,267)	(3,404)
Transfers from other divisions or sponsor	2,560	4,243	19,500	23,074
Transfers to other divisions or sponsor	(3,719)	(4,118)	(26,117)	(27,695)

Net increase (decrease) in net assets resulting from contract transactions	(2,517)	(2,760)	(10,358)	(9,373)

Net increase (decrease) in net assets	604	(3,048)	7,285	(12,614)

Net Assets:
Beginning of period	44,291	47,339	162,700	175,314

End of period	$44,895	$44,291	$169,985	$162,700

Units issued during the period	1,947	2,342	4,476	4,032
Units redeemed during the period	(2,799)	(3,786)	(6,304)	(5,789)

Net units issued (redeemed) during period	(852)	(1,444)	(1,828)	(1,757)

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$71	$158	$15	$9
Net realized gains (losses)	4,138	4,834	292	626
Net change in unrealized appreciation/(depreciation)	(1,716)	(5,033)	114	(679)

Net increase (decrease) in net assets resulting from operations	2,493	(41)	421	(44)

Contract Transactions:
Contract owners’ net payments	1,475	1,656	200	206
Policy loans, surrenders and death benefits	(1,701)	(1,679)	(124)	(107)
Mortality and other (net)	(680)	(722)	(80)	(78)
Transfers from other divisions or sponsor	8,026	13,698	1,270	1,389
Transfers to other divisions or sponsor	(10,959)	(11,112)	(1,314)	(1,442)

Net increase (decrease) in net assets resulting from contract transactions	(3,839)	1,841	(48)	(32)

Net increase (decrease) in net assets	(1,346)	1,800	373	(76)

Net Assets:
Beginning of period	39,557	37,757	4,514	4,590

End of period	$38,211	$39,557	$4,887	$4,514

Units issued during the period	3,690	5,751	437	533
Units redeemed during the period	(5,993)	(4,331)	(460)	(515)

Net units issued (redeemed) during period	(2,303)	1,420	(23)	18

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$1,257	$849	$371	$238
Net realized gains (losses)	18,857	23,353	(542)	9,884
Net change in unrealized appreciation/(depreciation)	(789)	(22,709)	15,792	(17,635)

Net increase (decrease) in net assets resulting from operations	19,325	1,493	15,621	(7,513)

Contract Transactions:
Contract owners’ net payments	6,896	8,097	3,857	4,308
Policy loans, surrenders and death benefits	(12,791)	(12,001)	(5,720)	(4,312)
Mortality and other (net)	(3,830)	(4,032)	(1,906)	(1,972)
Transfers from other divisions or sponsor	10,247	11,818	10,569	11,034
Transfers to other divisions or sponsor	(17,959)	(15,639)	(13,778)	(14,511)

Net increase (decrease) in net assets resulting from contract transactions	(17,437)	(11,757)	(6,978)	(5,453)

Net increase (decrease) in net assets	1,888	(10,264)	8,643	(12,966)

Net Assets:
Beginning of period	203,098	213,362	91,739	104,705

End of period	$204,986	$203,098	$100,382	$91,739

Units issued during the period	8,644	8,880	3,574	3,775
Units redeemed during the period	(17,757)	(14,785)	(6,134)	(5,722)

Net units issued (redeemed) during period	(9,113)	(5,905)	(2,560)	(1,947)

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$3,229	$898	$1,078	$1,739
Net realized gains (losses)	(995)	688	3,291	1,474
Net change in unrealized appreciation/(depreciation)	(62)	(3,565)	(2,027)	(3,624)

Net increase (decrease) in net assets resulting from operations	2,172	(1,979)	2,342	(411)

Contract Transactions:
Contract owners’ net payments	5,323	6,294	3,465	4,469
Policy loans, surrenders and death benefits	(6,474)	(6,014)	(4,549)	(5,359)
Mortality and other (net)	(2,267)	(2,492)	(1,877)	(1,848)
Transfers from other divisions or sponsor	16,995	16,745	42,958	46,501
Transfers to other divisions or sponsor	(17,268)	(16,360)	(41,602)	(44,667)

Net increase (decrease) in net assets resulting from contract transactions	(3,691)	(1,827)	(1,605)	(904)

Net increase (decrease) in net assets	(1,519)	(3,806)	737	(1,315)

Net Assets:
Beginning of period	117,670	121,476	85,576	86,891

End of period	$116,151	$117,670	$86,313	$85,576

Units issued during the period	8,155	8,262	9,358	6,643
Units redeemed during the period	(10,276)	(9,113)	(9,358)	(6,812)

Net units issued (redeemed) during period	(2,121)	(851)	-	(169)

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$7,069	$2,124	$162	$67
Net realized gains (losses)	4,210	8,457	138	79
Net change in unrealized appreciation/(depreciation)	(6,864)	(10,912)	90	(214)

Net increase (decrease) in net assets resulting from operations	4,415	(331)	390	(68)

Contract Transactions:
Contract owners’ net payments	7,302	8,210	(714)	84
Policy loans, surrenders and death benefits	(10,023)	(7,815)	(392)	(33)
Mortality and other (net)	(3,457)	(3,496)	(108)	(67)
Transfers from other divisions or sponsor	25,224	27,002	2,870	668
Transfers to other divisions or sponsor	(26,974)	(26,784)	(127)	(655)

Net increase (decrease) in net assets resulting from contract transactions	(7,928)	(2,883)	1,529	(3)

Net increase (decrease) in net assets	(3,513)	(3,214)	1,919	(71)

Net Assets:
Beginning of period	172,160	175,374	3,256	3,327

End of period	$168,647	$172,160	$5,175	$3,256

Units issued during the period	4,868	4,691	3,351	598
Units redeemed during the period	(6,356)	(4,994)	(2,029)	(352)

Net units issued (redeemed) during period	(1,488)	(303)	1,322	246

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$518	$299	$468	$272
Net realized gains (losses)	319	1,376	207	1,571
Net change in unrealized appreciation/(depreciation)	692	(2,159)	1,021	(2,631)

Net increase (decrease) in net assets resulting from operations	1,529	(484)	1,696	(788)

Contract Transactions:
Contract owners’ net payments	889	265	948	636
Policy loans, surrenders and death benefits	(904)	(1,079)	(971)	(1,478)
Mortality and other (net)	(430)	(390)	(446)	(449)
Transfers from other divisions or sponsor	2,457	3,829	717	1,557
Transfers to other divisions or sponsor	(2,277)	(1,752)	(1,421)	(568)

Net increase (decrease) in net assets resulting from contract transactions	(265)	873	(1,173)	(302)

Net increase (decrease) in net assets	1,264	389	523	(1,090)

Net Assets:
Beginning of period	17,506	17,117	19,036	20,126

End of period	$18,770	$17,506	$19,559	$19,036

Units issued during the period	2,206	2,777	1,411	1,846
Units redeemed during the period	(2,921)	(2,921)	(2,371)	(2,104)

Net units issued (redeemed) during period	(715)	(144)	(960)	(258)

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015

Operations:
Net investment income (loss)	$246	$102	$(69)	$(50)
Net realized gains (losses)	53	831	(734)	(412)
Net change in unrealized appreciation/(depreciation)	678	(1,325)	2,669	(4,167)

Net increase (decrease) in net assets resulting from operations	977	(392)	1,866	(4,629)

Contract Transactions:
Contract owners’ net payments	106	510	1,168	1,175
Policy loans, surrenders and death benefits	(87)	(337)	(1,014)	(737)
Mortality and other (net)	(178)	(155)	(335)	(225)
Transfers from other divisions or sponsor	1,762	858	8,015	8,879
Transfers to other divisions or sponsor	(581)	(422)	(5,604)	(5,515)

Net increase (decrease) in net assets resulting from contract transactions	1,022	454	2,230	3,577

Net increase (decrease) in net assets	1,999	62	4,096	(1,052)

Net Assets:
Beginning of period	8,824	8,762	14,882	15,934

End of period	$10,823	$8,824	$18,978	$14,882

Units issued during the period	1,865	1,034	2,278	1,907
Units redeemed during the period	(1,015)	(870)	(1,843)	(1,296)

Net units issued (redeemed) during period	850	164	435	611

The Accompanying Notes are an Integral Part of the Financial Statements.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market credit and liquidity risks of the Portfolio in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008, Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

On May 1, 2016, the Money Market Division was renamed the Government Money Market Division.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2016, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

2.	Significant Accounting Policies (continued)

Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.	Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2016 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$54,807	$34,793
Focused Appreciation	57,219	17,882
Large Cap Core Stock	19,854	21,678
Large Cap Blend	2,837	2,596
Index 500 Stock	107,059	81,621
Large Company Value	3,839	1,988
Domestic Equity	23,262	19,039
Equity Income	16,476	14,953
Mid Cap Growth Stock	53,242	35,836
Index 400 Stock	42,094	25,274
Mid Cap Value	15,610	6,198
Small Cap Growth Stock	36,517	23,212
Index 600 Stock	9,183	4,171
Small Cap Value	33,795	17,200
International Growth	8,740	10,125
Research International Core	7,413	4,456
International Equity	43,695	41,282
Emerging Markets Equity	7,271	5,726
Government Money Market	72,417	78,111
Short-Term Bond	10,141	5,543
Select Bond	37,651	33,080
Long-Term U.S. Government Bond	6,557	4,664
Inflation Protection	3,247	2,486
High Yield Bond	14,278	13,126
Multi-Sector Bond	9,994	6,280
Balanced	36,068	38,062
Asset Allocation	5,911	5,932
Fidelity VIP Mid Cap	18,615	19,067
Fidelity VIP Contrafund	7,310	7,946
Neuberger Berman AMT Socially Responsive	751	617
Russell Multi-Style Equity	23,127	26,429
Russell Aggressive Equity	5,852	12,370
Russell Non-U.S.	12,010	12,503
Russell Core Bond	15,924	14,073

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
Russell Global Real Estate Securities	$22,220	$17,837
Russell LifePoints Moderate Strategy	4,362	2,465
Russell LifePoints Balanced Strategy	3,980	3,432
Russell LifePoints Growth Strategy	2,075	2,785
Russell LifePoints Equity Growth Strategy	2,598	1,332
Credit Suisse Trust Commodity Return Strategy	4,361	2,195

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges in the accompanying financial statements.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

5.	Subsequent Events

Effective May 1, 2017, the following Divisions will be renamed.

Current Name	New Name
Russell Multi-Style Equity Division	U.S. Strategic Equity Division
Russell Aggressive Equity Division	U.S. Small Cap Equity Division
Russell Non-U.S. Division	International Developed Markets Division
Russell Core Bond Division	Strategic Bond Division
Russell Global Real Estate Securities Division	Global Real Estate Securities Division
Russell LifePoints Moderate Strategy Division	LifePoints Moderate Strategy Division
Russell LifePoints Balanced Strategy Division	LifePoints Balanced Strategy Division
Russell LifePoints Growth Strategy Division	LifePoints Growth Strategy Division
Russell LifePoints Equity Growth Strategy Division	LifePoints Equity Growth Strategy Division

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

6.	Financial Highlights

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return Lowest to Highest(1)
Growth Stock
Year Ended 12/31/16	78,732	$4.251519	to	$59.189518	$381,579	0.87%	0.00%	to	0.55%	1.91%	to	2.47%
Year Ended 12/31/15	82,582	4.167790	to	57.763945	392,702	0.74	0.00	to	0.55	5.43	to	6.01
Year Ended 12/31/14	85,738	3.949121	to	54.488126	386,925	0.59	0.00	to	0.55	8.43	to	9.02
Year Ended 12/31/13	88,857	3.638539	to	49.977915	368,165	0.68	0.00	to	0.55	35.12	to	35.86
Year Ended 12/31/12	92,840	2.690097	to	36.785012	284,588	0.57	0.00	to	0.55	12.32	to	12.94
Focused Appreciation
Year Ended 12/31/16	33,700	$3.746116	to	$39.992151	$146,387	0.24%	0.00%	to	0.55%	5.30%	to	5.87%
Year Ended 12/31/15	34,234	3.554167	to	37.773111	138,660	0.00	0.00	to	0.55	13.02	to	13.64
Year Ended 12/31/14	34,391	3.141534	to	33.238141	122,795	0.02	0.00	to	0.55	8.84	to	9.43
Year Ended 12/31/13	35,292	2.883615	to	30.372615	116,386	0.48	0.00	to	0.55	28.30	to	29.01
Year Ended 12/31/12	36,929	2.245328	to	23.543734	96,087	0.27	0.00	to	0.55	19.48	to	20.14
Large Cap Core Stock
Year Ended 12/31/16	64,732	$3.081784	to	$42.503832	$234,433	2.16%	0.00%	to	0.55%	6.98%	to	7.57%
Year Ended 12/31/15	67,126	2.877770	to	39.512372	228,494	2.14	0.00	to	0.55	(3.59)	to	(3.06)
Year Ended 12/31/14	69,294	2.981972	to	40.759702	244,043	1.49	0.00	to	0.55	7.97	to	8.56
Year Ended 12/31/13	71,653	2.759081	to	37.544148	233,882	1.15	0.00	to	0.55	27.88	to	28.58
Year Ended 12/31/12	75,256	2.155410	to	29.198468	191,903	1.20	0.00	to	0.55	11.02	to	11.63
Large Cap Blend
Year Ended 12/31/16	5,069	$1.739254	to	$15.001832	$9,582	1.06%	0.00%	to	0.55%	13.36%	to	13.99%
Year Ended 12/31/15	5,414	1.532727	to	13.161232	8,934	0.93	0.00	to	0.55	(2.95)	to	(2.42)
Year Ended 12/31/14	4,680	1.577743	to	13.487127	8,192	0.04	0.00	to	0.55	11.96	to	12.58
Year Ended 12/31/13	3,877	1.407785	to	11.980322	6,157	0.99	0.00	to	0.55	30.14	to	30.86
Year Ended 12/31/12	3,025	1.080633	to	9.155103	3,615	0.92	0.00	to	0.55	14.57	to	15.20
Index 500 Stock
Year Ended 12/31/16	196,058	$5.062909	to	$117.092375	$1,222,210	1.85%	0.00%	to	0.55%	11.12%	to	11.73%
Year Ended 12/31/15	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00	to	0.55	0.62	to	1.17
Year Ended 12/31/14	200,831	4.519180	to	103.583087	1,122,395	1.60	0.00	to	0.55	12.84	to	13.46
Year Ended 12/31/13	203,612	4.001083	to	91.297175	1,008,802	1.82	0.00	to	0.55	31.33	to	32.05
Year Ended 12/31/12	207,627	3.043500	to	69.136117	785,534	1.77	0.00	to	0.55	15.12	to	15.76
Large Company Value
Year Ended 12/31/16	6,290	$1.812084	to	$15.379433	$12,809	1.71%	0.00%	to	0.55%	14.73%	to	15.36%
Year Ended 12/31/15	5,877	1.577867	to	13.331635	10,525	1.62	0.00	to	0.55	(4.37)	to	(3.85)
Year Ended 12/31/14	6,169	1.648404	to	13.865219	11,466	0.00	0.00	to	0.55	12.41	to	13.03
Year Ended 12/31/13	4,244	1.464939	to	12.266796	7,585	1.75	0.00	to	0.55	30.57	to	31.29
Year Ended 12/31/12	2,300	1.120811	to	9.343226	3,112	1.90	0.00	to	0.55	15.83	to	16.47
Domestic Equity
Year Ended 12/31/16	71,274	$2.443831	to	$26.364364	$203,723	1.86%	0.00%	to	0.55%	14.35%	to	14.98%
Year Ended 12/31/15	73,953	2.135000	to	22.929503	183,664	1.82	0.00	to	0.55	(0.64)	to	(0.09)
Year Ended 12/31/14	76,044	2.146602	to	22.950784	190,774	1.70	0.00	to	0.55	13.25	to	13.87
Year Ended 12/31/13	77,733	1.893569	to	20.154766	172,457	1.68	0.00	to	0.55	33.29	to	34.03
Year Ended 12/31/12	80,040	1.419182	to	15.037814	134,628	2.16	0.00	to	0.55	13.72	to	14.35
Equity Income
Year Ended 12/31/16	37,103	$2.841098	to	$30.330455	$122,350	2.03%	0.00%	to	0.55%	18.52%	to	19.17%
Year Ended 12/31/15	38,972	2.394831	to	25.451821	109,208	1.69	0.00	to	0.55	(7.25)	to	(6.74)
Year Ended 12/31/14	40,696	2.579506	to	27.291728	123,149	1.23	0.00	to	0.55	6.84	to	7.43
Year Ended 12/31/13	41,567	2.411872	to	25.403806	118,079	1.36	0.00	to	0.55	29.23	to	29.94
Year Ended 12/31/12	41,046	1.864547	to	19.550985	90,300	1.53	0.00	to	0.55	16.59	to	17.23

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/16	97,909	$3.713373	to	$104.283373	$434,672	0.19%	0.00%	to	0.55%	0.28%	to	0.83%
Year Ended 12/31/15	101,666	3.699378	to	103.425002	450,936	0.04	0.00	to	0.55	0.16	to	0.71
Year Ended 12/31/14	104,691	3.689747	to	102.693582	465,306	0.36	0.00	to	0.55	7.90	to	8.49
Year Ended 12/31/13	108,936	3.416219	to	94.654719	448,921	0.31	0.00	to	0.55	24.85	to	25.53
Year Ended 12/31/12	113,740	2.733618	to	75.402575	374,598	0.12	0.00	to	0.55	11.35	to	11.97
Index 400 Stock
Year Ended 12/31/16	64,605	$4.445732	to	$51.235085	$321,909	1.15%	0.00%	to	0.55%	19.72%	to	20.38%
Year Ended 12/31/15	66,515	3.709654	to	42.560713	275,417	1.08	0.00	to	0.55	(2.92)	to	(2.38)
Year Ended 12/31/14	68,204	3.817251	to	43.598907	290,596	0.98	0.00	to	0.55	8.82	to	9.42
Year Ended 12/31/13	71,379	3.504450	to	39.846886	279,413	1.06	0.00	to	0.55	32.44	to	33.16
Year Ended 12/31/12	72,346	2.643527	to	29.923387	213,744	0.91	0.00	to	0.55	17.00	to	17.64
Mid Cap Value
Year Ended 12/31/16	17,981	$3.666285	to	$39.139970	$74,486	1.68%	0.00%	to	0.55%	22.56%	to	23.23%
Year Ended 12/31/15	17,077	2.988550	to	31.761925	57,463	1.64	0.00	to	0.55	(1.87)	to	(1.33)
Year Ended 12/31/14	17,454	3.042400	to	32.189353	60,350	0.99	0.00	to	0.55	16.05	to	16.69
Year Ended 12/31/13	17,193	2.618947	to	27.585004	51,336	0.96	0.00	to	0.55	29.53	to	30.24
Year Ended 12/31/12	17,177	2.019864	to	21.179677	39,331	1.34	0.00	to	0.55	15.93	to	16.57
Small Cap Growth Stock
Year Ended 12/31/16	59,134	$4.055279	to	$53.557262	$262,833	0.23%	0.00%	to	0.55%	11.64%	to	12.25%
Year Ended 12/31/15	61,830	3.628992	to	47.712811	246,246	0.11	0.00	to	0.55	(0.23)	to	0.32
Year Ended 12/31/14	63,835	3.633783	to	47.561777	255,403	0.00	0.00	to	0.55	8.06	to	8.66
Year Ended 12/31/13	66,550	3.359376	to	43.773190	246,636	0.49	0.00	to	0.55	37.84	to	38.60
Year Ended 12/31/12	68,955	2.434726	to	31.582975	185,068	0.00	0.00	to	0.55	8.88	to	9.48
Index 600 Stock
Year Ended 12/31/16	13,434	$1.937744	to	$21.724279	$30,548	0.58%	0.00%	to	0.55%	25.43%	to	26.12%
Year Ended 12/31/15	11,625	1.543293	to	17.224563	20,831	0.00	0.00	to	0.55	(2.88)	to	(2.35)
Year Ended 12/31/14	10,776	1.587514	to	17.638780	20,248	1.53	0.00	to	0.55	4.76	to	5.34
Year Ended 12/31/13	9,373	1.513818	to	16.744685	16,819	4.29	0.00	to	0.55	39.90	to	40.67
Year Ended 12/31/12	4,910	1.081019	to	11.903891	6,206	3.11	0.00	to	0.55	15.16	to	15.80
Small Cap Value
Year Ended 12/31/16	44,467	$3.959369	to	$42.713658	$199,932	0.93%	0.00%	to	0.55%	31.67%	to	32.39%
Year Ended 12/31/15	45,429	3.004079	to	32.262868	156,881	0.68	0.00	to	0.55	(5.97)	to	(5.45)
Year Ended 12/31/14	47,518	3.191481	to	34.121874	174,553	0.36	0.00	to	0.55	(0.33)	to	0.22
Year Ended 12/31/13	49,966	3.198795	to	34.046809	184,787	1.14	0.00	to	0.55	31.04	to	31.76
Year Ended 12/31/12	50,988	2.438620	to	25.839588	143,973	0.37	0.00	to	0.55	15.69	to	16.33
International Growth
Year Ended 12/31/16	42,651	$1.724317	to	$18.601991	$83,569	1.15%	0.00%	to	0.55%	(3.93)%	to	(3.41)%
Year Ended 12/31/15	43,844	1.793138	to	19.257803	88,907	1.68	0.00	to	0.55	(2.26)	to	(1.73)
Year Ended 12/31/14	43,639	1.832844	to	19.596007	90,803	1.30	0.00	to	0.55	(5.04)	to	(4.52)
Year Ended 12/31/13	44,659	1.928280	to	20.524033	98,031	1.40	0.00	to	0.55	19.15	to	19.81
Year Ended 12/31/12	44,792	1.616718	to	17.130842	82,841	1.33	0.00	to	0.55	17.34	to	17.99
Research International Core
Year Ended 12/31/16	21,617	$1.038788	to	$9.985604	$26,555	1.77%	0.00%	to	0.55%	(1.66)%	to	(1.12)%
Year Ended 12/31/15	20,383	1.055308	to	10.098885	24,504	2.05	0.00	to	0.55	(1.65)	to	(1.11)
Year Ended 12/31/14	16,529	1.071981	to	10.212438	20,860	1.45	0.00	to	0.55	(7.22)	to	(6.71)
Year Ended 12/31/13	14,106	1.154295	to	10.947312	19,169	0.13	0.00	to	0.55	18.27	to	18.92
Year Ended 12/31/12	10,388	0.975017	to	9.205651	12,233	1.72	0.00	to	0.55	16.12	to	16.76

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return Lowest to Highest(1)
International Equity
Year Ended 12/31/16	134,698	$3.220087	to	$4.983406	$502,291	2.14%	0.00%	to	0.55%	2.33%	to	2.89%
Year Ended 12/31/15	137,889	3.143590	to	4.843231	502,646	2.95	0.00	to	0.55	(2.75)	to	(2.21)
Year Ended 12/31/14	139,819	3.229216	to	4.952849	525,118	1.91	0.00	to	0.55	(9.30)	to	(8.80)
Year Ended 12/31/13	143,163	3.556947	to	5.431053	593,256	2.19	0.00	to	0.55	20.71	to	21.38
Year Ended 12/31/12	147,013	2.943691	to	4.474566	504,481	2.59	0.00	to	0.55	20.85	to	21.52
Emerging Markets Equity
Year Ended 12/31/16	42,450	$0.805449	to	$9.676365	$39,231	0.72%	0.00%	to	0.55%	8.47%	to	9.06%
Year Ended 12/31/15	39,847	0.741823	to	8.872116	34,756	0.88	0.00	to	0.55	(12.72)	to	(12.24)
Year Ended 12/31/14	34,924	0.849119	to	10.109813	34,843	0.63	0.00	to	0.55	(6.76)	to	(6.25)
Year Ended 12/31/13	29,027	0.909813	to	10.783888	30,454	0.75	0.00	to	0.55	(5.67)	to	(5.15)
Year Ended 12/31/12	19,140	0.963548	to	11.369632	21,469	0.15	0.00	to	0.55	18.18	to	18.83
Government Money Market
Year Ended 12/31/16	83,720	$1.527011	to	$41.625993	$164,799	0.12%	0.00%	to	0.55%	(0.42)%	to	0.13%
Year Ended 12/31/15	79,683	1.531914	to	41.572750	171,148	0.01	0.00	to	0.55	(0.54)	to	0.01
Year Ended 12/31/14	79,806	1.538686	to	41.568533	165,824	0.07	0.00	to	0.55	(0.48)	to	0.07
Year Ended 12/31/13	82,246	1.544536	to	41.539003	170,166	0.10	0.00	to	0.55	(0.45)	to	0.10
Year Ended 12/31/12	84,564	1.549943	to	41.497953	169,940	0.14	0.00	to	0.55	(0.41)	to	0.15
Short-Term Bond
Year Ended 12/31/16	16,506	$1.025038	to	$12.481062	$20,405	1.19%	0.00%	to	0.55%	1.12%	to	1.67%
Year Ended 12/31/15	12,538	1.012734	to	12.275717	15,742	0.71	0.00	to	0.55	0.17	to	0.72
Year Ended 12/31/14	11,155	1.010036	to	12.188479	13,392	0.60	0.00	to	0.55	(0.17)	to	0.38
Year Ended 12/31/13	9,076	1.010673	to	12.142453	10,582	0.17	0.00	to	0.55	0.00 (2)	to	0.55
Year Ended 12/31/12	5,895	1.009629	to	12.076410	6,960	1.43	0.00	to	0.55	1.51	to	2.07
Select Bond
Year Ended 12/31/16	70,949	$2.742774	to	$219.047810	$249,118	1.94%	0.00%	to	0.55%	2.49%	to	3.06%
Year Ended 12/31/15	70,587	2.673382	to	212.549665	243,197	1.50	0.00	to	0.55	(0.02)	to	0.53
Year Ended 12/31/14	70,799	2.671248	to	211.428447	248,615	2.02	0.00	to	0.55	4.99	to	5.56
Year Ended 12/31/13	73,536	2.541856	to	200.286369	244,742	2.31	0.00	to	0.55	(2.69)	to	(2.16)
Year Ended 12/31/12	78,962	2.609587	to	204.702189	268,074	2.69	0.00	to	0.55	4.39	to	4.96
Long-Term U.S. Government Bond
Year Ended 12/31/16	6,543	$1.353810	to	$19.104481	$9,594	1.87%	0.00%	to	0.55%	0.54%	to	1.09%
Year Ended 12/31/15	5,671	1.345254	to	18.898765	8,101	2.11	0.00	to	0.55	(2.01)	to	(1.47)
Year Ended 12/31/14	4,722	1.371509	to	19.181310	6,944	2.01	0.00	to	0.55	23.05	to	23.73
Year Ended 12/31/13	3,977	1.113443	to	15.502339	4,876	0.02	0.00	to	0.55	(13.75)	to	(13.27)
Year Ended 12/31/12	4,651	1.289646	to	17.875038	7,933	1.85	0.00	to	0.55	3.18	to	3.75
Inflation Protection
Year Ended 12/31/16	6,910	$1.080563	to	$14.229840	$8,987	1.23%	0.00%	to	0.55%	4.11%	to	4.68%
Year Ended 12/31/15	6,372	1.036853	to	13.593038	7,975	2.34	0.00	to	0.55	(2.74)	to	(2.20)
Year Ended 12/31/14	6,336	1.065002	to	13.899486	8,559	0.52	0.00	to	0.55	2.57	to	3.14
Year Ended 12/31/13	6,697	1.037245	to	13.476716	8,588	1.08	0.00	to	0.55	(8.83)	to	(8.33)
Year Ended 12/31/12	7,780	1.136621	to	14.701699	10,670	2.68	0.00	to	0.55	6.76	to	7.35
High Yield Bond
Year Ended 12/31/16	25,741	$3.737039	to	$49.707921	$110,842	5.33%	0.00%	to	0.55%	13.97%	to	14.60%
Year Ended 12/31/15	26,563	3.275752	to	43.377037	100,914	4.53	0.00	to	0.55	(1.90)	to	(1.36)
Year Ended 12/31/14	27,230	3.335950	to	43.976216	106,154	5.04	0.00	to	0.55	0.62	to	1.18
Year Ended 12/31/13	27,674	3.312039	to	43.465300	107,038	5.57	0.00	to	0.55	5.26	to	5.84
Year Ended 12/31/12	28,781	3.143457	to	41.068270	106,270	6.24	0.00	to	0.55	13.26	to	13.89

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.
(2)	Ratio is less than 0.005%

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return Lowest to Highest(1)
Multi-Sector Bond
Year Ended 12/31/16	23,443	$1.258995	to	$17.327635	$32,977	4.53%	0.00%	to	0.55%	10.48%	to	11.09%
Year Ended 12/31/15	21,624	1.138400	to	15.597729	27,546	5.58	0.00	to	0.55	(2.76)	to	(2.22)
Year Ended 12/31/14	20,081	1.169486	to	15.951947	26,344	2.65	0.00	to	0.55	2.68	to	3.25
Year Ended 12/31/13	17,326	1.137785	to	15.449941	21,918	3.56	0.00	to	0.55	(2.12)	to	(1.58)
Year Ended 12/31/12	14,697	1.161278	to	15.698283	18,872	0.46	0.00	to	0.55	14.31	to	14.94
Balanced
Year Ended 12/31/16	48,762	$3.512832	to	$193.563662	$347,403	2.26%	0.00%	to	0.55%	6.00%	to	6.58%
Year Ended 12/31/15	53,304	3.310708	to	181.609174	345,035	1.97	0.00	to	0.55	(0.67)	to	(0.12)
Year Ended 12/31/14	54,744	3.329658	to	181.830315	360,234	2.31	0.00	to	0.55	4.99	to	5.56
Year Ended 12/31/13	55,407	3.168393	to	172.248875	354,026	3.38	0.00	to	0.55	11.47	to	12.08
Year Ended 12/31/12	57,330	2.839508	to	153.677764	331,081	0.23	0.00	to	0.55	9.09	to	9.69
Asset Allocation
Year Ended 12/31/16	17,637	$2.038314	to	$21.988973	$44,895	2.37%	0.00%	to	0.55%	7.20%	to	7.79%
Year Ended 12/31/15	18,489	1.899554	to	20.400265	44,291	1.92	0.00	to	0.55	(0.97)	to	(0.43)
Year Ended 12/31/14	19,933	1.916252	to	20.487411	47,339	2.15	0.00	to	0.55	4.57	to	5.15
Year Ended 12/31/13	19,334	1.830603	to	19.484028	44,834	3.32	0.00	to	0.55	16.03	to	16.67
Year Ended 12/31/12	20,120	1.576122	to	16.700324	39,573	0.23	0.00	to	0.55	10.41	to	11.02
Fidelity VIP Mid Cap
Year Ended 12/31/16	33,080	$4.417776	to	$47.161926	$169,985	0.32%	0.00%	to	0.55%	11.31%	to	11.92%
Year Ended 12/31/15	34,908	3.964922	to	42.137819	162,700	0.25	0.00	to	0.55	(2.17)	to	(1.63)
Year Ended 12/31/14	36,665	4.048702	to	42.835362	175,314	0.02	0.00	to	0.55	5.45	to	6.03
Year Ended 12/31/13	37,534	3.835558	to	40.398542	169,449	0.28	0.00	to	0.55	35.13	to	35.87
Year Ended 12/31/12	38,312	2.835677	to	29.733518	128,384	0.39	0.00	to	0.55	13.93	to	14.56
Fidelity VIP Contrafund
Year Ended 12/31/16	20,138	$1.658952	to	$18.124509	$38,211	0.62%	0.00%	to	0.55%	7.14%	to	7.73%
Year Ended 12/31/15	22,441	1.546836	to	16.824006	39,557	0.82	0.00	to	0.55	(0.13)	to	0.42
Year Ended 12/31/14	21,021	1.547371	to	16.754369	37,757	0.78	0.00	to	0.55	11.04	to	11.65
Year Ended 12/31/13	19,719	1.392090	to	15.005573	31,545	0.90	0.00	to	0.55	30.24	to	30.95
Year Ended 12/31/12	16,353	1.067828	to	11.458810	20,234	1.49	0.00	to	0.55	15.50	to	16.14
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/16	2,390	$1.640254	to	$17.797220	$4,887	0.71%	0.00%	to	0.55%	9.26%	to	9.86%
Year Ended 12/31/15	2,413	1.499733	to	16.199640	4,514	0.57	0.00	to	0.55	(1.01)	to	(0.46)
Year Ended 12/31/14	2,395	1.513495	to	16.275087	4,590	0.37	0.00	to	0.55	9.78	to	10.38
Year Ended 12/31/13	2,403	1.377320	to	14.744385	4,648	0.79	0.00	to	0.55	36.85	to	37.60
Year Ended 12/31/12	1,241	1.005443	to	10.715212	1,683	0.25	0.00	to	0.55	10.37	to	10.98
Russell Multi-Style Equity
Year Ended 12/31/16	99,289	$1.797106	to	$20.214494	$204,986	1.04%	0.00%	to	0.55%	10.03%	to	10.64%
Year Ended 12/31/15	108,402	1.631656	to	18.271298	203,098	0.82	0.00	to	0.55	0.55	to	1.11
Year Ended 12/31/14	114,307	1.621079	to	18.071559	213,362	1.16	0.00	to	0.55	11.09	to	11.70
Year Ended 12/31/13	119,343	1.457823	to	16.178812	201,588	1.21	0.00	to	0.55	32.19	to	32.92
Year Ended 12/31/12	126,018	1.101694	to	12.171877	162,081	1.12	0.00	to	0.55	15.05	to	15.69
Russell Aggressive Equity
Year Ended 12/31/16	34,090	$2.590944	to	$29.891437	$100,382	0.83%	0.00%	to	0.55%	18.01%	to	18.66%
Year Ended 12/31/15	36,650	2.193357	to	25.191084	91,739	0.67	0.00	to	0.55	(7.69)	to	(7.19)
Year Ended 12/31/14	38,597	2.373801	to	27.141282	104,705	0.25	0.00	to	0.55	1.00	to	1.56
Year Ended 12/31/13	40,543	2.347887	to	26.724835	109,257	0.43	0.00	to	0.55	39.24	to	40.00
Year Ended 12/31/12	41,973	1.684569	to	19.088862	80,738	1.07	0.00	to	0.55	15.20	to	15.84

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Northwestern Mutual Variable Life Account

Notes to Financial Statements

December 31, 2016

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return Lowest to Highest(1)
Russell Non-U.S.
Year Ended 12/31/16	60,682	$1.635824	to	$17.976751	$116,151	3.23%	0.00%	to	0.55%	1.80%	to	2.36%
Year Ended 12/31/15	62,803	1.605290	to	17.562157	117,670	1.15	0.00	to	0.55	(1.85)	to	(1.31)
Year Ended 12/31/14	63,654	1.633987	to	17.795979	121,476	1.95	0.00	to	0.55	(4.97)	to	(4.45)
Year Ended 12/31/13	65,876	1.717753	to	18.624500	134,161	2.00	0.00	to	0.55	21.24	to	21.91
Year Ended 12/31/12	68,417	1.415380	to	15.277391	115,667	1.77	0.00	to	0.55	19.16	to	19.81
Russell Core Bond
Year Ended 12/31/16	29,943	$2.224732	to	$23.970161	$86,313	1.59%	0.00%	to	0.55%	2.54%	to	3.10%
Year Ended 12/31/15	29,943	2.167486	to	23.248775	85,576	2.39	0.00	to	0.55	(0.69)	to	(0.14)
Year Ended 12/31/14	30,112	2.180310	to	23.281628	86,877	1.55	0.00	to	0.55	4.88	to	5.45
Year Ended 12/31/13	31,407	2.076847	to	22.077570	86,009	1.44	0.00	to	0.55	(1.99)	to	(1.45)
Year Ended 12/31/12	34,681	2.116915	to	22.402721	99,933	2.33	0.00	to	0.55	7.78	to	8.38
Russell Global Real Estate Securities
Year Ended 12/31/16	34,924	$4.286703	to	$46.124107	$168,647	4.49%	0.00%	to	0.55%	2.46%	to	3.02%
Year Ended 12/31/15	36,412	4.179747	to	44.771967	172,160	1.64	0.00	to	0.55	(0.30)	to	0.25
Year Ended 12/31/14	36,715	4.188148	to	44.660949	175,388	3.26	0.00	to	0.55	14.12	to	14.75
Year Ended 12/31/13	37,321	3.666253	to	38.920595	157,271	4.00	0.00	to	0.55	3.08	to	3.65
Year Ended 12/31/12	37,370	3.553123	to	37.550773	152,571	5.00	0.00	to	0.55	26.86	to	27.56
Russell LifePoints Moderate Strategy
Year Ended 12/31/16	3,497	$1.237730	to	$15.067752	$5,175	3.65%	0.00%	to	0.55%	7.16%	to	7.75%
Year Ended 12/31/15	2,175	1.153913	to	13.984420	3,256	2.55	0.00	to	0.55	(2.24)	to	(1.71)
Year Ended 12/31/14	1,929	1.179226	to	14.227181	3,327	3.33	0.00	to	0.55	4.28	to	4.85
Year Ended 12/31/13	1,516	1.129701	to	13.568584	2,151	1.69	0.00	to	0.55	6.20	to	6.79
Year Ended 12/31/12	1,505	1.062654	to	12.706153	2,139	3.29	0.00	to	0.55	10.46	to	11.07
Russell LifePoints Balanced Strategy
Year Ended 12/31/16	10,796	$1.290626	to	$14.773443	$18,770	3.30%	0.00%	to	0.55%	8.46%	to	9.05%
Year Ended 12/31/15	11,511	1.188804	to	13.546956	17,506	2.20	0.00	to	0.55	(2.84)	to	(2.30)
Year Ended 12/31/14	11,655	1.222287	to	13.866173	17,117	2.98	0.00	to	0.55	4.04	to	4.61
Year Ended 12/31/13	9,944	1.173673	to	13.255096	14,726	2.18	0.00	to	0.55	11.81	to	12.43
Year Ended 12/31/12	7,167	1.048620	to	11.789785	9,673	2.60	0.00	to	0.55	12.34	to	12.96
Russell LifePoints Growth Strategy
Year Ended 12/31/16	12,307	$1.298639	to	$13.860030	$19,559	2.92%	0.00%	to	0.55%	9.13%	to	9.73%
Year Ended 12/31/15	13,267	1.188862	to	12.631574	19,036	1.81	0.00	to	0.55	(3.84)	to	(3.31)
Year Ended 12/31/14	13,525	1.235139	to	13.064429	20,126	3.03	0.00	to	0.55	3.19	to	3.76
Year Ended 12/31/13	11,741	1.195791	to	12.591524	16,736	2.32	0.00	to	0.55	15.92	to	16.56
Year Ended 12/31/12	9,304	1.030529	to	10.802768	11,345	2.26	0.00	to	0.55	13.59	to	14.22
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/16	6,850	$1.328754	to	$12.946453	$10,823	2.95%	0.00%	to	0.55%	10.24%	to	10.85%
Year Ended 12/31/15	6,000	1.204105	to	11.679451	8,824	1.53	0.00	to	0.55	(4.40)	to	(3.87)
Year Ended 12/31/14	5,836	1.258221	to	12.149681	8,762	3.29	0.00	to	0.55	2.92	to	3.48
Year Ended 12/31/13	5,628	1.221337	to	11.740704	8,224	2.59	0.00	to	0.55	19.16	to	19.81
Year Ended 12/31/12	4,213	1.023971	to	9.799317	5,371	1.87	0.00	to	0.55	15.04	to	15.68
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/16	3,494	$4.942479	to	$5.316102	$18,978	0.00%	0.00%	to	0.55%	11.41%	to	12.02%
Year Ended 12/31/15	3,059	4.412123	to	4.767003	14,882	0.00	0.00	to	0.55	(25.44)	to	(25.03)
Year Ended 12/31/14	2,448	5.885213	to	6.387246	15,934	0.00	0.00	to	0.55	(17.39)	to	(16.94)
Period Ended 12/31/13 (3)	1,964	7.085099	to	7.724122	15,565	0.00	0.00	to	0.55	1.72	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(3)	Division commenced operations on November 15, 2013.

The Northwestern Mutual

Life Insurance Company

Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Trustees of

  The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, the “Company”), which comprise the consolidated statutory statements of financial position as of December 31, 2016 and 2015, and the related consolidated statutory statements of operations and changes in surplus, and of cash flows for each of the three years ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 833 E. Michigan St., Ste. 1200, Milwaukee, WI 53202

T: (414) 212 1600, F: (414) 212 1880, www.pwc.com/us

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of their operations or their cash flows for each of the three years ended December 31, 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

February 20, 2017

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2016	2015

Assets:
Bonds	$139,859	$133,449
Mortgage loans	34,175	32,236
Policy loans	17,150	17,146
Common and preferred stocks	4,173	3,886
Real estate	2,468	1,999
Other investments	13,463	13,292
Cash and short-term investments	2,306	1,460

Total investments	213,594	203,468

Due and accrued investment income	1,883	1,906
Net deferred tax assets	3,191	3,288
Deferred premium and other assets	3,214	3,079
Separate account assets	28,559	26,731

Total assets	$250,441	$238,472

Liabilities and surplus:
Reserves for policy benefits	$186,489	$176,928
Policyowner dividends payable	5,205	5,610
Interest maintenance reserve	793	664
Asset valuation reserve	3,447	3,564
Income taxes payable	154	101
Other liabilities	5,568	5,218
Separate account liabilities	28,559	26,731

Total liabilities	230,215	218,816

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	18,476	17,906

Total surplus	20,226	19,656

Total liabilities and surplus	$250,441	$238,472

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Revenue:
Premiums	$17,915	$17,788	$17,001
Net investment income	9,607	9,467	9,104
Other income	636	625	602

Total revenue	28,158	27,880	26,707

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	9,799	9,043	8,396
Net additions to policy benefit reserves	9,284	9,352	8,910
Net transfers to (from) separate accounts	(118)	150	501

Total benefits	18,965	18,545	17,807

Commissions and operating expenses	3,136	2,932	2,831

Total benefits and expenses	22,101	21,477	20,638

Gain from operations before dividends and taxes	6,057	6,403	6,069

Policyowner dividends	5,205	5,609	5,511

Gain from operations before taxes	852	794	558
Income tax expense (benefit)	(176)	(53)	22

Net gain from operations	1,028	847	536
Net realized capital gains (losses)	(210)	(32)	143

Net income	$818	$815	$679

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Changes in Surplus

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Beginning of year balance	$19,656	$19,054	$17,199

Net income	818	815	679

Change in net unrealized capital gains and losses	(335)	(248)	1,246

Change in net deferred tax assets	6	86	271

Change in nonadmitted assets and other	(36)	(31)	(155)

Change in asset valuation reserve	117	(20)	(186)

Net increase in surplus	570	602	1,855

End of year balance	$20,226	$19,656	$19,054

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the years ended
	December 31,
	2016	2015	2014

Cash flows from operating activities:
Premiums and other income received	$12,704	$12,658	$12,700
Investment income received	9,121	8,670	9,014
Benefit and dividend payments to policyowners and beneficiaries	(8,784)	(8,164)	(8,742)
Net transfers (to) from separate accounts	121	(152)	(492)
Commissions, expenses and taxes paid	(2,618)	(2,834)	(3,247)

Net cash provided by operating activities	10,544	10,178	9,233

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	45,189	37,276	33,516
Common and preferred stocks	3,548	2,084	2,898
Mortgage loans	3,023	1,924	1,501
Real estate	238	209	76
Other investments	1,574	1,893	1,676

Subtotal proceeds from investments	53,572	43,386	39,667

Cost of investments acquired:
Bonds	(51,048)	(42,801)	(38,857)
Common and preferred stocks	(3,540)	(2,478)	(3,394)
Mortgage loans	(5,040)	(5,031)	(4,008)
Real estate	(592)	(356)	(187)
Other investments	(2,676)	(3,465)	(2,002)

Subtotal cost of investments acquired	(62,896)	(54,131)	(48,448)

Net inflows (outflows) of policy loans	253	3	(450)

Net cash applied to investing activities	(9,071)	(10,742)	(9,231)

Cash flows from financing and miscellaneous sources:
Net inflows (outflows) on deposit-type contracts	(222)	(297)	56
Other cash provided (applied)	(405)	(267)	268

Net cash provided by (applied to) financing and miscellaneous sources	(627)	(564)	324

Net increase (decrease) in cash and short-term investments	846	(1,128)	326
Cash and short-term investments, beginning of year	1,460	2,588	2,262

Cash and short-term investments, end of year	$2,306	$1,460	$2,588

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows (supplemental)

(in millions)

	For the years ended December 31,
	2016	2015	2014
Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the consolidated statements of cash flows:

Operating:[1]
Dividends used to pay premiums and loans	$5,428	$5,305
Capitalized interest and payment in-kind investment income	727	845
Employee benefit and compensation plan expenses	196	154
Other policyowner contract activity	188	167

Investing:
Bond forward commitments	-	6,225	$12,590
Bond refinancings and exchanges	1,985	1,757	1,713
Asset transfers with affiliated entities	935	365	344
Mortgage loan refinancings and transfers	918	914	889
Net policy loan activity [1]	342	355
Net premium loan activity [1]	94	140
Other invested asset exchanges	78	131	37
Common stock exchanges	33	171	61
Real estate asset exchanges	7	-	-

Financing and Miscellaneous:

Deposit-type contract deposits and interest credited [1]	512	389

[1]	Revisions to Statement of Statutory Accounting Principle No. 69, Statement of Cash Flows require additional reporting and disclosure of non-cash activity related to operations effective for the years ended December 31, 2016 and 2015.

The accompanying notes are an integral part of these consolidated financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (“NM”) and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (“NLTC” and together “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies, and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set the interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 3.30% to 8.00% for loans outstanding at December 31, 2016. Policy loans have no stated maturity date, with repayment of principal and interest during

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

the insured’s life made at the discretion of the policyowner. If the policyowner does not make loan repayments, the unpaid interest will capitalize and the loan balance will be repaid either 1) from the death benefit; or 2) from the cash value if the policy lapses or is surrendered before the insured’s death.

Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. The Company considers the unpaid principal balance of policy loans to approximate fair value.

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and are excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and securities lending and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $43 million and $34 million at December 31, 2016 and 2015, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $326 million and $303 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $209 million and $175 million at December 31, 2016 and 2015, respectively. Depreciation expense for IT equipment and software totaled $91 million, $80 million and $74 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. These amounts were $56 million and $65 million at December 31, 2016 and 2015, respectively. Depreciation expense for furniture, fixtures and equipment totaled $8 million for each of the years ended December 31, 2016, 2015 and 2014.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the consolidated statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks, other equity investments and currency translation adjustments on foreign-denominated bonds and are reported net of any related changes in deferred taxes. Changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bond, mortgage loan, equity and other investments that are denominated in a foreign currency. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in net unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2016 through February 20, 2017, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2016 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statement value and fair value of bonds at December 31, 2016 and 2015, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2016	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$5,572	$317	$(39)	$5,850
States, territories and possessions	661	116	(7)	770
Special revenue and assessments	34,783	686	(440)	35,029
All foreign governments	935	24	(21)	938
Hybrid securities	342	20	(23)	339
SVO identified funds	17	1	-	18
Industrial and miscellaneous	97,549	3,627	(1,270)	99,906

Total bonds	$139,859	$4,791	$(1,800)	$142,850

December 31, 2015	Reconciliation to Fair Value
		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,237	$584	$(14)	$4,807
States, territories and possessions	689	108	(2)	795
Special revenue and assessments	30,578	902	(190)	31,290
All foreign governments	586	39	(14)	611
Hybrid securities	403	20	(30)	393
SVO identified funds	-	-	-	-
Industrial and miscellaneous	96,956	3,272	(2,587)	97,641

Total bonds	$133,449	$4,925	$(2,837)	$135,537

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statement value of bonds by SVO rating category at December 31, 2016 and 2015 was as follows:

December 31, 2016	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$5,572	$-	$-	$-	$-	$-	$5,572

States, territories and possessions	575	86	-	-	-	-	661

Special revenue and assessments	34,695	88	-	-	-	-	34,783

All foreign governments	313	574	42	6	-	-	935

Hybrid securities	116	62	164	-	-	-	342

SVO identified funds	-	-	-	17	-	-	17

Industrial and miscellaneous	43,813	39,717	5,918	5,761	2,092	248	97,549

Total bonds	$85,084	$40,527	$6,124	$5,784	$2,092	$248	$139,859

December 31, 2015	SVO Rating
	1	2	3	4	5	6	Total
	(in millions)

U.S. Government	$4,237	$-	$-	$-	$-	$-	$4,237

States, territories and possessions	602	87	-	-	-	-	689

Special revenue and assessments	30,528	50	-	-	-	-	30,578

All foreign governments	274	299	13	-	-	-	586

Hybrid securities	190	61	152	-	-	-	403

SVO identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	42,567	40,923	6,281	5,591	1,577	17	96,956

Total bonds	$78,398	$41,420	$6,446	$5,591	$1,577	$17	$133,449

Based on statement value, 90% of the Company’s bond portfolio was rated either 1 or 2 (i.e., rated as investment grade) by the SVO at each of December 31, 2016 and 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2016 and 2015, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2016	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

U.S. Government agencies	$32,540	$32,485	$-	$-	$32,540	$32,485

Other prime	409	409	3	3	412	412

Other below-prime	173	172	10	12	183	184

Commercial mortgage-backed:

U.S. Government agencies	245	257	-	-	245	257

Conduit	2,101	2,114	29	22	2,130	2,136

Re-REMIC	141	144	2	3	143	147

Other commercial mortgage-backed	36	38	-	-	36	38

Other asset-backed	6,081	6,177	167	165	6,248	6,342

Total structured securities	$41,726	$41,796	$211	$205	$41,937	$42,001

December 31, 2015	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:

U.S. Government agencies	$28,220	$28,580	$-	$-	$28,220	$28,580

Other prime	549	551	1	1	550	552

Other below-prime	73	74	13	15	86	89

Commercial mortgage-backed:

U.S. Government agencies	239	254	-	-	239	254

Conduit	2,026	2,030	15	14	2,041	2,044

Re-REMIC	326	333	2	4	328	337

Other commercial mortgage-backed	49	53	1	1	50	54

Other asset-backed	5,402	5,492	142	142	5,544	5,634

Total structured securities	$36,884	$37,367	$174	$177	$37,058	$37,544

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2016 and 2015.

The Company’s bond portfolio includes securities that are classified as structured notes, as defined by the Purposes and Procedures Manual of the NAIC Investment Analysis Office. At December 31, 2016, the Company’s structured note investments included one treasury inflation protected (“TIP”) security and twenty-six securities with rate provisions that qualify as structured notes. At December 31, 2016, the TIP security had a statement value and fair value of $128 million and

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

$125 million, respectively, while the remaining structured note investments had an aggregate statement value and fair value of $341 million and $332 million, respectively. At December 31, 2015, the Company’s structured note investments included one TIP security and fifteen securities with rate provisions that qualify as structured notes. At December 31, 2015, the TIP security had a statement value and fair value of $89 million and $121 million, respectively, while the remaining structured note investments had an aggregate statement value and fair value of $173 million and $165 million, respectively. None of these securities have provisions linked to real estate prices, indices or asset values.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2016 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement Value	Fair Value
	(in millions)

Due in one year or less	$6,375	$6,430

Due after one year through five years	31,037	32,030

Due after five years through ten years	40,766	41,239

Due after ten years	63,875	65,345

Total	$142,053	$145,044

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $130 million and $126 million at December 31, 2016 and 2015, respectively.

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2016 and 2015 was as follows:

December 31, 2016	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,928	$930	$2,181	$4,902	$-	$11,941
Office	3,874	978	1,704	3,524	-	10,080
Retail	3,042	603	2,264	1,992	-	7,901
Warehouse/Industrial	247	249	644	1,060	198	2,398
Other	350	189	655	661	-	1,855

Total	$11,441	$2,949	$7,448	$12,139	$198	$34,175

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

December 31, 2015	United States of America
	East	Midwest	South	West	Canada	Total
	(in millions)
Apartment	$3,175	$598	$2,150	$4,104	$-	$10,027
Office	3,282	1,038	1,815	3,816	-	9,951
Retail	3,246	779	2,177	2,035	-	8,237
Warehouse/Industrial	427	301	570	1,107	204	2,609
Other	389	186	533	304	-	1,412

Total	$10,519	$2,902	$7,245	$11,366	$204	$32,236

The statement value of mortgage loans by contractual maturity at December 31, 2016 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment fees.

Statement Value
(in millions)
Due in one year or less	$1,088
Due after one year through two years	2,391
Due after two years through five years	6,027
Due after five years through eight years	11,111
Due after eight years	13,558

Total	$34,175

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2016 and 2015. The maximum and minimum interest rates for mortgage loans originated during 2016 were 6.00% and 2.48%, respectively, while these rates during 2015 were 6.70% and 2.65%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2016 and 2015 was 59% and 60%, respectively, with a maximum of 100% for any single loan during each of 2016 and 2015. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At each of December 31, 2016 and 2015, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 53%.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2016 and 2015 was as follows:

December 31, 2016	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$3,991	$7,631	$211	$108	$11,941
Office	4,611	4,996	310	163	10,080
Retail	4,117	3,483	301	-	7,901
Warehouse/Industrial	879	1,184	250	85	2,398
Other	389	1,430	15	21	1,855

Total	$13,987	$18,724	$1,087	$377	$34,175

December 31, 2015	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$4,322	$5,499	$205	$1	$10,027
Office	4,143	5,329	304	175	9,951
Retail	4,232	3,767	224	14	8,237
Warehouse/Industrial	938	1,251	312	108	2,609
Other	232	1,003	108	69	1,412

Total	$13,867	$16,849	$1,153	$367	$32,236

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $12 million and $60 million at December 31, 2016 and 2015, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2016, 2015 and 2014,

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

respectively. At December 31, 2016 and 2015, the Company had $26 million and $28 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the consolidated statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at each of December 31, 2016 and 2015.

During 2016, the Company had one foreclosed mortgage loan with a statement value of $76 million that was moved into the real estate portfolio at a statement value of $76 million.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $3,968 million and $3,705 million included in the consolidated statements of financial position at December 31, 2016 and 2015, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. See Note 14 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2016 and 2015, the consolidated statements of financial position included $205 million and $181 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach. See Note 14 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2016 and 2015 was as follows:

December 31, 2016	East	Midwest	South	West	Total
	(in millions)
Apartment	$295	$28	$233	$523	$1,079
Office	15	727	218	40	1,000
Warehouse/Industrial	104	30	-	186	320
Other	27	-	13	29	69

Total	$441	$785	$464	$778	$2,468

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

December 31, 2015	East	Midwest	South	West	Total
	(in millions)
Apartment	$313	$26	$235	$319	$893
Office	64	536	153	40	793
Warehouse/Industrial	38	30	-	188	256
Other	27	-	-	30	57

Total	$442	$592	$388	$577	$1,999

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $671 million and $441 million at December 31, 2016 and 2015, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was $7.1 billion and $7.5 billion at December 31, 2016 and 2015, respectively. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
	(in millions)
Securities partnerships and LLCs	$4,457	$4,299
Bonds	3,308	3,914
Real estate JVs, partnerships and LLCs	1,489	1,675
Common and preferred stocks	1,008	1,024
Derivative instruments	781	469
Real estate	712	747
Low income housing tax credit properties	534	485
Cash and short-term investments	371	215
Leveraged leases	158	162
Other assets, net	645	302

Total	$13,463	$13,292

For securities partnerships and LLCs, bonds, common and preferred stocks, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

unexpired credits at each of December 31, 2016 and 2015. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2016 and 2015 were $108 million and $111 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (“SCAs”) are reported in the consolidated statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2016 and 2015, the value of wholly-owned SCA investments were as follows:

	December 31, 2016			December 31, 2015
	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
	(in millions)			(in millions)
NM Wealth Management Company	$140	$-	$140	$133	$-	$133
NM Capital, Limited	2	2	-	2	2	-
Bradford, Inc.	1	1	-	1	1	-

Total common stock SCAs [1]	143	3	140	136	3	133

NML Securities Holdings, LLC	4,039	-	4,039	4,186	-	4,186
NM Investment Holdings, LLC	1,455	-	1,455	1,643	-	1,643
NML Real Estate Holdings, LLC	1,033	-	1,033	1,113	-	1,113
NM Pebble Valley, LLC	207	-	207	211	-	211
NM Planning, LLC	204	-	204	260	-	260
NM Investment Services, LLC	73	-	73	85	-	85
NM GP Holdings, LLC	58	7	51	48	2	46
NM Investment Management Company, LLC	41	41	-	27	27	-
Mason Street Advisors, LLC	25	25	-	24	24	-
GRO-SUB, LLC	1	1	-	-	-	-

Total other investment SCAs [2]	7,136	74	7,062	7,597	53	7,544

Total investments in SCAs	$7,279	$77	$7,202	$7,733	$56	$7,677

1 Reported in common and preferred stocks in the consolidated statements of financial position.

2 Reported in other investments in the consolidated statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2016. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Net Investment Income

The sources of net investment income for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)

Bonds	$5,699	$5,760	$5,641
Mortgage loans	1,592	1,535	1,471
Policy loans	1,160	1,155	1,121
Common and preferred stocks	138	133	128
Real estate	277	230	196
Other investments	1,273	1,063	847
Amortization of IMR	154	211	275

Gross investment income	10,293	10,087	9,679
Less: investment expenses	686	620	575

Net investment income	$9,607	$9,467	$9,104

Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015			For the year ended December 31, 2014
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)

Bonds	$1,373	$(1,109)	$264	$560	$(870)	$(310)	$735	$(326)	$409

Common and preferred stocks	304	(357)	(53)	229	(273)	(44)	391	(98)	293

Mortgage loans	-	(3)	(3)	-	(2)	(2)	9	(3)	6

Real estate	96	(53)	43	123	(1)	122	23	(1)	22

Other investments	580	(722)	(142)	579	(523)	56	220	(492)	(272)

Subtotal	$2,353	$(2,244)	109	$1,491	$(1,669)	(178)	$1,378	$(920)	458

Less: IMR net gains/(losses) before taxes			436			(258)			192

Less: Capital gains tax (benefit)/expense			(117)			112			123

Net realized capital gains/(losses)			$(210)			$(32)			$143

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $32 billion, $25 billion, and $24 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
Bonds, common and preferred stocks:	(in millions)

Structured securities	$(54)	$-	$(1)
Financial services	(17)	(4)	(4)
Consumer discretionary	(14)	(36)	(51)
Industrials	(9)	(7)	(1)
Energy	(20)	(48)	-
Basic materials	(39)	-	-
Other	-	(1)	(3)

Subtotal	(153)	(96)	(60)
Real estate	(52)	-	-
Other investments:
Real estate JVs	(4)	(12)	(40)
Securities partnerships	(61)	(40)	-
Energy and transportation	(5)	-	-

Subtotal	(70)	(52)	(40)

Total	$(275)	$(148)	$(100)

In addition to the realized capital losses above, $60 million, $16 million and $41 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2016, 2015 and 2014, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is reported in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

At December 31, 2016, the Company continued to hold structured securities with aggregate statement values and fair values of $20 million and $30 million, respectively, for which other-than-temporary valuation adjustments had been recognized. Other-than-temporary valuation adjustments on loan-backed and structured securities for the years ended December 31, 2016, 2015 and 2014, including the circumstances of the adjustment, were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)
Intent to sell	$-	$-	$-
Present value of cash flows expected to be collected is less than amortized cost basis	(54)	(1)	(1)

Total	$(54)	$(1)	$(1)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,
	2016	2015	2014
	(in millions)
Bonds	$(313)	$(173)	$(194)

Common and preferred stocks	344	(181)	(84)

Mortgage loans	9	(38)	(13)

Other investments	(272)	-	1,507

Subtotal	(232)	(392)	1,216

Change in deferred taxes	(103)	144	30

Change in net unrealized capital gains and losses	$(335)	$(248)	$1,246

Unrealized capital gains and losses include changes in the fair value of common and preferred stocks and other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Unrealized capital gains and losses reported in other investments for the year ended December 31, 2014 included an after tax gain of $1.1 billion from the sale of its investment in Frank Russell Company (“Russell”) as the Company’s common stock investment in Russell was held by a subsidiary at the time of the sale. See Note 11 for more information regarding the sale of Russell. Changes in net unrealized capital gains and losses for the years ended December 31, 2016, 2015 and 2014 included the reversal of previously unrealized capital gains of $(787) million, $(371) million and $(312) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,965	$50,361	$(1,604)	$6,004	$5,206	$(798)
Common and preferred stocks	667	636	(31)	87	73	(14)

Total	$52,632	$50,997	$(1,635)	$6,091	$5,279	$(812)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$51,486	$49,279	$(2,207)	$7,946	$7,008	$(938)
Common and preferred stocks	1,309	1,090	(219)	186	145	(41)

Total	$52,795	$50,369	$(2,426)	$8,132	$7,153	$(979)

All of these bonds were current on contractual interest and principal payments at December 31, 2016. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2016 and 2015, unrealized capital losses on structured securities in a loss position for greater than 12 months were $52 million and $127 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $440 million and $151 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2016 and 2015, the statement and fair values of NAIC 5* securities were as follows:

	December 31,
	2016			2015

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	(in millions)

Bonds	26	$537	$519	18	$514	$501
Loan-backed and structured securities	4	-	-	3	-	1
Preferred stock	4	55	55	4	31	31

Total	34	$592	$574	25	$545	$533

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2016 and 2015, the aggregate statement value of general account loaned securities was $930 million and $1,035 million, respectively, while the aggregate fair value of these loaned securities was $921 million and $1,024 million, respectively. All of the securities on loan at December 31, 2016 and 2015 were bonds and were loaned with open terms. There were no securities on loan within the separate accounts at either December 31, 2016 or 2015.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

collateral received. At December 31, 2016 and 2015, reinvested securities lending collateral held by the Company was $949 million and $1,056 million, respectively, which is reported at amortized cost.

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2016 and 2015 were as follows:

	December 31,
	2016		2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$443	$443	$455	$455

31-60 days	101	101	56	56

61-90 days	24	24	42	42

91-120 days	19	19	33	33

121-180 days	144	144	120	120

181-365 days	188	189	93	93

1-2 years	30	30	257	257

Total	$949	$950	$1,056	$1,056

At December 31, 2016, the consolidated statement of financial position included $305 million in bonds and $644 million in cash and short-term investments related to the collateral assets summarized above. At December 31, 2015, the consolidated statement of financial position included $603 million in bonds and $453 million in cash and short-term investments related to these collateral assets.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with securities lending and derivative transactions or cash held by a qualified intermediary (“QI”) to facilitate potential purchases of replacement real estate properties in tax-free exchange transactions.

At December 31, 2016 and 2015, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2016 and 2015, summarized by type of restriction, was as follows:

	December 31,
	2016	2015
	(in millions)

Securities lending	$930	$1,035

Cash on deposit with QI	-	129

Derivative transactions	101	71

Securities on deposit with states	6	7

Total restricted assets	$1,037	$1,242

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Collateral Assets Received

The statement value and fair values of collateral received at December 31, 2016 and 2015 were as follows:

	December 31,		December 31,
	2016		2015
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Security lending collateral	$939	$939	$1,047	$1,047

Derivative collateral	644	644	270	270

Mortgage loan escrow	72	72	97	97

Real estate escrow and security deposits	7	7	8	8

Total collateral assets	$1,662	$1,662	$1,422	$1,422

At December 31, 2016 and 2015, derivative collateral received included $10 million and $11 million, respectively, related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the consolidated statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the consolidated statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared, or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company may use derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (i.e., at amortized cost or fair value).

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company may also use derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (i.e., at amortized cost or fair value). The premium received by the Company at the inception of the contract is deferred until the contract matures or is exercised by the counterparty or amortized over the life of the contract if the term of the derivative is greater than one year.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company held $644 million and $270 million of cash collateral under its derivative collateral support arrangements at December 31, 2016 and 2015, respectively, including $10 million and $11 million, respectively, of derivative collateral related to the separate accounts. The collateral held in the general account is reported as cash and short-term investments in the consolidated statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. The collateral asset and related liability for collateral held by the separate accounts is reported in the separate account assets and liabilities, respectively, in the consolidated statements of financial position. The Company also held bond collateral with a fair value of $31 million and $252 million at December 31, 2016 and 2015, respectively. Bonds held as collateral are not reported in the consolidated statements of financial position.

The Company posted $65 million and $41 million of bond collateral under futures agreements at December 31, 2016 and 2015, respectively, including $21 million and $12 million, respectively, of derivative collateral related to the separate accounts. The Company also posted $36 million and $23 million of bond collateral and $1 million and $7 million of cash collateral related to cleared derivative contracts at December 31, 2016 and 2015, respectively. Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the consolidated statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2016, 2015 and 2014, no derivatives ceased to qualify for cash flow hedge accounting.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 18 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to thirty years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate caps and floors are used to mitigate the asset/liability management risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s insurance and annuity products. Interest rate caps and floors entitle the Company to receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to ten years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (“TBA”) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to repurchase them at a future date. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (“LIBOR”) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Income Generation

Equity options are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. For written call options the Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. For purchased put options the Company pays a cash premium at the inception of the contract and has the right (but not the obligation) to sell the underlying security at a specified price at any time during the term of the contract. Equity options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised, at which time a realized capital gain or loss is recognized. The Company did not have any open equity option contracts as of December 31, 2016 and 2015.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically LIBOR plus or minus a spread, applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The Company did not have any open equity total return contracts during 2016 and 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$5	$-	$52	$-

Interest rate swaps	77	-	-	2	-

Foreign exchange contracts:

Foreign currency swaps	4,712	639	(5)	524	(51)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	555	11	-	11	-

Interest rate floors	200	18	-	18	-

Interest rate swaps	800	1	(1)	1	(1)

Swaptions	3,240	82	-	82	-

Fixed income futures	994	-	-	-	-

Fixed income forwards	946	6	(1)	6	(1)

Foreign exchange contracts:

Foreign currency forwards	666	19	(6)	19	(6)

Equity contracts:

Equity total return swaps	84	-	(1)	-	(1)

Equity index futures	97	-	-	-	-

Fixed contracts:

Fixed income total return swaps	50	-	-	-	-

Credit contracts:

Purchased credit default swaps	73	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$781	$(14)	$715	$(60)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$775	$6	$-	$67	$-

Interest rate swaps	77	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	3,070	360	(1)	377	(3)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	330	7	-	7	-

Interest rate floors	200	17	-	17	-

Interest rate swaps	800	-	(7)	-	(7)

Swaptions	3,146	67	-	67	-

Fixed income futures	1,900	-	-	-	-

Fixed income forwards	129	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	793	10	(7)	10	(7)

Equity contracts:

Equity total return swaps	658	2	(11)	2	(11)

Equity index futures	187	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Credit contracts:

Purchased credit default swaps	103	-	-	-	-

Income generation:

Equity options	-	-	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-	-	-

Total derivatives		$469	$(26)	$552	$(28)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the consolidated statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the year ended December 31, 2016

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$16

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	277	29	50

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	2	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	7	-	(12)

Swaptions	16	(1)	(9)

Fixed income futures	-	(4)	-

Fixed income forwards	5	(5)	-

Foreign exchange contracts:

Foreign currency forwards	10	(7)	-

Equity contracts:

Equity total return swaps	7	(37)	-

Equity index futures	(1)	13	-

Fixed contracts:

Fixed income total return swaps	-	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Income generation:

Equity options	-	(2)	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$324	$(14)	$49

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	For the year ended December 31, 2015

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$23

Interest rate swaps	-	-	4

Foreign exchange contracts:

Foreign currency swaps	209	2	31

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(1)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	(2)	(10)	(5)

Swaptions	(9)	-	(9)

Fixed income futures	54	(7)	-

Fixed income forwards	-	2	-

Foreign exchange contracts:

Foreign currency forwards	(66)	126	-

Equity contracts:

Equity total return swaps	(8)	5	-

Equity index futures	2	4	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	1	-	(1)

Income generation:

Equity options	-	(1)	-

Investment replications:

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$181	$121	$42

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	For the year ended December 31, 2014

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$27

Interest rate swaps	-	-	3

Foreign exchange contracts:

Foreign currency swaps	200	(13)	12

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	-

Interest rate floors	10	-	-

Interest rate swaps	(5)	-	(1)

Swaptions	(67)	-	(8)

Fixed income futures	(56)	(220)	-

Fixed income forwards	-	-	-

Foreign exchange contracts:

Foreign currency forwards	90	13	-

Equity contracts:

Equity total return swaps	(2)	(14)	-

Equity index futures	(2)	4	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Credit contracts:

Purchased credit default swaps	-	-	(1)

Income generation:

Equity options	-	-	-

Investment replications:

Equity contracts:

Equity total return swaps	1	13	-

Total derivatives	$169	$(217)	$32

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
	(in millions)

Life insurance reserves	$164,505	$156,888
Annuity reserves	8,589	7,604
Deposit funds	3,054	2,764
Disability and long-term care unpaid claims and claim reserves	4,753	4,668
Disability and long-term care active life reserves	5,588	5,004

Total reserves for policy benefits	$186,489	$176,928

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2016, the Company had $1.7 trillion of total life insurance in force, including $15.4 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Annuity Reserves and Deposit Funds

Deferred annuity reserves on policies issued since 1985 are primarily based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) using the Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

reflect guarantees under these contracts. Immediate annuity reserves on policies issued since 1985 are based on the present value of expected benefit payments using either the 1983 Individual Annuity ”a”, Annuity 2000 or 2012 Individual Annuity Reserve mortality tables with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts and immediate annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the consolidated statements of operations.

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a payment plan consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a payment plan, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $403 million and $449 million at December 31, 2016 and 2015, respectively. Accounts were credited with interest at annual rates ranging from 0.06% to 3.50% and 0.01% to 3.50% during 2016 and 2015, respectively.

At December 31, 2016 and 2015, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	December 31,

	General Account		Separate Accounts		Total

	2016	2015	2016	2015	2016	2015

	(in millions)

Subject to discretionary withdrawal

- with market value adjustment	$372	$449	$-	$-	$372	$449

- at book value less surrender charge of 5% or more	139	218	-	-	139	218

- at fair value	-	-	17,162	16,058	17,162	16,058

- at book value without adjustment	4,939	4,634	-	-	4,939	4,634

Not subject to discretionary withdrawal	6,193	5,067	4,800	4,440	10,993	9,507

Total annuity reserves and deposit funds	$11,643	$10,368	$21,962	$20,498	$33,605	$30,866

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 3.50% to 4.50%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.8 billion and $4.7 billion at December 31, 2016 and 2015, respectively. Changes in these reserves for the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,
	2016	2015

	(in millions)

Balance at January 1	$4,668	$4,667

Incurred related to:

Current year	742	703

Prior years	(25)	(82)

Total incurred	717	621

Paid related to:

Current year	(32)	(30)

Prior years	(600)	(590)

Total paid	(632)	(620)

Balance at December 31	$4,753	$4,668

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued prior to 1987 are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%. Active life reserves for disability policies issued between 1987 and 2016 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity, while policies issued beginning in late 2016 use the 2013 Individual Disability Income Valuation Table for morbidity. Policies issued between 1987 and 2012 are based on a valuation interest rate of 4.00% while those issued after 2012 are based on a valuation interest rate of 3.50%. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuity Mortality table without lapses. For policies issued since March 2002, minimum reserves are based on valuation interest rates ranging from 3.50% to 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued from March 2002 through September 2010, a separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

For long-term care reserve valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and assumptions regarding interest rates and claim costs were adjusted to reflect more recent expectations.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (“AAT”) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2016 and 2015, reserves required as a result of AAT were as follows:

	December 31,
	2016	2015
	(in millions)

Long-term care insurance	$265	$265
Annuities and deposit funds	100	100
Life insurance	2	2

Total reserves	$367	$367

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $403 million and $337 million at December 31, 2016 and 2015, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$257	$98	$237	$88

Ordinary renewal	2,557	2,082	2,450	1,998

Total deferred and uncollected premiums	$2,814	$2,180	$2,687	$2,086

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2016 and 2015 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,

	2016	2015	2016	2015	2016	2015

	(in millions)

Subject to discretionary withdrawal	$6,504	$6,123	$17,162	$16,058	$23,666	$22,181

Not subject to discretionary withdrawal	-	-	4,800	4,440	4,800	4,440

Total separate account reserves	$6,504	$6,123	$21,962	$20,498	28,466	26,621

Non-policy liabilities					93	110

Total separate account liabilities					$28,559	$26,731

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2016 and 2015 was $49 million and $162 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $13 million and $14 million attributable to GMDB at December 31, 2016 and 2015, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion, $1.9 billion and $2.0 billion for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the consolidated statements of operations.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to/(from) separate accounts in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014.

	For the years ended December 31,
	2016	2015	2014

	(in millions)

From Separate Account Annual Statement:

Transfers to separate accounts	$1,714	$1,946	$2,176

Transfers from separate accounts	(1,832)	(1,796)	(1,675)

Net transfers to (from) separate accounts	$(118)	$150	$501

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2016 and 2015 and does not expect to make a contribution to the plans during 2017.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of December, 31, 2013. Employees or financial representatives hired or contracted after that date are not eligible for coverage under the postretirement health plans.

The Company amended the employee postretirement health plan during 2016 to transition Medicare-eligible retirees and their dependents to health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2016 and 2015, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2016	2015	2016	2015
	(in millions)

Fair value of plan assets at January 1	$4,144	$4,251	$72	$77

Changes in plan assets:

Actual return on plan assets	426	(4)	7	-

Actual plan benefits paid	(111)	(103)	(4)	(5)

Fair value of plan assets at December 31	$4,459	$4,144	$75	$72

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2016 and 2015 were as follows:

	Target		Actual
	Allocation		Allocation

	2016	2015	2016	2015
Bonds	49%	49%	50%	48%
Equity investments	50%	50%	48%	49%
Other investments	1%	1%	2%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2016 and 2015, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (“PBOs”) of the defined benefit pension plans and postretirement benefit plans at December 31, 2016 and 2015 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2016	2015	2016	2015
	(in millions)
Projected benefit obligation at January 1	$4,588	$4,609	$811	$825

Changes in benefit obligation:
Service cost of benefits earned	120	117	22	25
Interest cost on projected obligations	194	181	30	30
Projected gross plan benefits paid	(128)	(117)	(25)	(26)
Projected Medicare Part D reimbursement	-	-	2	2
Experience (gains)/losses	93	(202)	(13)	(45)
Plan amendments and other	12	-	(99)	-

Projected benefit obligation at December 31	$4,879	$4,588	$728	$811

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $4.6 billion and $4.3 billion for the years ended December 31, 2016 and 2015, respectively. Experience (gains)/losses for the years ended December 31, 2016 and 2015 primarily reflect the impact of changes in the PBO discount rate and adjustments to mortality assumptions.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2016 and 2015 and the net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2016	2015		2016	2015
Projected benefit obligation:
Discount rate	4.10%	4.30%		4.10%	4.30%
Annual increase in compensation	3.75%	3.75%		3.75%	3.75%

	Defined Benefit Plans			Postretirement Benefit Plans
	2016	2015	2014	2016	2015	2014
Net periodic benefit cost:
Discount rate	4.30%	4.00%	5.00%	4.30%	4.00%	5.00%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, third-party capital market expectations and the long-term target asset allocation.

The PBO for postretirement benefits at December 31, 2016 assumed an annual increase in future retiree medical costs of 6.5%, grading down to 5.0% over three years and remaining level thereafter. At December 31, 2015, the comparable assumption was for an annual increase in future retiree medical costs of 7.0% grading down to 5.0% over four years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2016 by $3 million and net periodic postretirement benefit expense for the year ended December 31, 2016 by $0.1 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2016 and net periodic postretirement benefit expense for the year ended December 31, 2016 by the same amounts. Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. These laws created an excise tax beginning in 2018, the effective date of which was delayed until 2020 by new legislation passed in 2015, on health care plans that have an aggregate

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

value to the participants greater than a threshold amount. Recent changes to the Company’s postretirement health care plans are expected to keep the aggregate value of the plans below the excise tax threshold. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit.

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2016 and 2015.

	Defined Benefit Plans		Postretirement Benefit Plans

	2016	2015	2016	2015

	(in millions)

Fair value of plan assets	$4,459	$4,144	$75	$72

Projected benefit obligation	4,879	4,588	728	811

Funded status	(420)	(444)	(653)	(739)

Unrecognized prior service costs/(credits)	-	-	-	19

Nonadmitted asset	(504)	(415)	-	-

Financial statement liability	$(924)	$(859)	$(653)	$(720)

The PBO for defined benefit plans above included $924 million and $859 million related to nonqualified, unfunded plans at December 31, 2016 and 2015, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 113% and 111% of the projected benefit obligations of these plans at December 31, 2016 and 2015, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the consolidated statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2016 and 2015:

	Defined		Postretirement
	Benefit Plans		Benefit Plans		Total

	2016	2015	2016	2015	2016	2015

	(in millions)

Changes in plan assets and benefit obligations recognized in surplus:

Net experience gains/(losses)	$56	$(87)	$16	$40	$72	$(47)

Prior service (costs)/credits	(2)	(1)	83	(56)	81	(57)

Amounts amortized from surplus into net periodic benefit cost:

Net experience losses	$66	$64	$4	$3	$70	$67

Prior service costs/(credits)	(25)	(14)	6	12	(19)	(2)

Initial net asset	(24)	(40)	-	-	(24)	(40)

Net experience gains/(losses) primarily reflect the impacts of any changes to plan assumptions (e.g., discount rate and mortality assumptions) that are applied to the calculation of PBO estimates. Total defined benefit pension and postretirement plan net experience gains/(losses) recognized in surplus but not yet amortized into net periodic benefit cost were $(1.3) billion and $(0.1) billion at December 31, 2016, respectively, and $(1.4) billion and $(0.1) billion at December 31, 2015, respectively.

Total defined benefit and postretirement plan prior service (costs)/credits recognized in surplus but not yet amortized into net periodic benefit cost were $250 million and $(65) million at December 31, 2016, respectively, and $277 million and $(154) million at December 31, 2015, respectively. The total initial net asset recognized in surplus but not yet amortized into net periodic benefit cost was $323 million and $347 million at December 31, 2016 and 2015, respectively.

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans

	2016	2015	2014	2016	2015	2014

	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$120	$117	$93	$22	$25	$19

Interest cost on projected obligations	194	181	180	30	30	31

Amortization of experience losses	66	64	25	4	3	1

Amortization of prior service costs/(credits)	(25)	(14)	(14)	6	12	12

Amortization of initial net asset	(24)	(40)	(17)	-	-	-

Other	9	-	-	3	-	-

Expected return on plan assets	(266)	(273)	(251)	(4)	(5)	(5)

Net periodic benefit cost	$74	$35	$16	$61	$65	$58

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The Company expects to increase/(decrease) periodic benefit costs through the amortization of $54 million, $(25) million and $(3) million of defined benefit plan net experience losses, prior service credits and initial assets, respectively, into net periodic benefit cost during 2017. Amortization of postretirement plan net experience losses of $4 million and prior service costs of $5 million are also expected to increase net periodic benefit cost during 2017.

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2017 through 2026 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2017	$139	$24

2018	157	25

2019	169	26

2020	179	27

2021	187	28

2022-2026	1,063	157

Total	$1,894	$287

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2016, 2015 and 2014, the Company expensed total contributions to these plans of $48 million, $45 million and $43 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. The Company discontinued its participation in a life insurance catastrophic risk sharing pool during 2014.

The Company cedes 60% of the morbidity risk on group disability policies. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Effective October 1, 2014, NM and NLTC entered into an affiliated reinsurance agreement. Under this agreement, NLTC ceded 100% of the net risks associated with its in-force long-term care policies and future issuances of long-term care policies to NM. All impacts of this transaction were eliminated upon consolidation of the two entities in these financial statements.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2016 and 2015 were reported net of ceded reserves of $1.8 billion and $1.7 billion, respectively. The Company has reinsured all risks disclosed in the consolidated financial statements under Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the years ended December 31,

	2016	2015	2014

	(in millions)

Direct premium revenue	$18,838	$18,704	$17,894
Premiums ceded	(923)	(916)	(893)

Premium revenue	$17,915	$17,788	$17,001

Direct benefit expense	$19,659	$19,205	$18,425

Benefits ceded	(694)	(660)	(618)

Total benefits	$18,965	$18,545	$17,807

In addition, the Company received $152 million, $160 million and $161 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2016 and 2015 that were considered by the Company to be uncollectible.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	NM Planning, LLC and subsidiaries
NM Investment Management Company, LLC	GRO, LLC and GRO-SUB, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The components of current income tax expense (benefit) in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 related to “ordinary” taxable income or loss were as follows:

	For the years ended December 31,
	2016	2015	2014

	(in millions)

Tax payable on ordinary income	$(10)	$69	$200

Low income housing tax credits	(108)	(111)	(107)

Other tax credits	(37)	(21)	(35)

Increase (decrease) in contingent tax liabilities	(21)	10	(36)

Total current tax expense (benefit)	$(176)	$(53)	$22

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $153 million, $(90) million and $86 million was included in net IMR deferrals for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense (benefit) of $(117) million, $112 million and $123 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The table below shows how the Company’s income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 differs from the amount obtained by applying the statutory rate of 35% to net gain from operations after dividends to policyowners and before federal income taxes:

	For the years ended December 31,
	2016	2015	2014

	(in millions)

Provision computed at statutory rate	$336	$211	$390

Adjustments to the statutory rate:

Subsidiary distributions	(269)	(122)	(98)

Tax credits	(145)	(132)	(142)

Amortization of IMR	(54)	(74)	(115)

Dividends received deduction	(33)	(32)	(37)

Employee benefits	(15)	(24)	(24)

Deferred adjustments	12	9	(82)

Other	22	43	68

Total statutory income tax expense (benefit)	$(146)	$(121)	$(40)

Federal income tax expense (benefit) reported on consolidated statements of operations	$(176)	$(53)	$22

Capital gains tax expense, net of IMR transfers	36	22	209

Change in net deferred tax assets	(6)	(90)	(271)

Total statutory income tax expense (benefit)	$(146)	$(121)	$(40)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

During the year, the Company may make payments or receive refunds from the Internal Revenue Service (“IRS”) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments/(refunds) of $(50) million, $505 million and $480 million to the IRS during the years ended December 31, 2016, 2015 and 2014, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total federal income taxes paid for tax years 2016, 2015 and 2014 that are available for recoupment are $40 million, $211 million and $598 million, respectively.

Federal income tax returns for 2009 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2016 and 2015 were as follows:

	For the years ended December 31,

	2016	2015

	(in millions)

Balance at beginning of year	$441	$431

Additions for tax positions of prior years	-	10

Reductions for tax positions of prior years	(21)	-

Balance at end of year	$420	$441

Included in contingent tax liabilities at December 31, 2016 and 2015 were $372 million and $403 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2016 balance are $22 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in tax expense in the year that such determination is made by the Company.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense. For the years ended December 31, 2016, 2015 and 2014, the Company recognized $3 million, $1 million and $(15) million, respectively, of interest-related tax expense (benefit). Contingent tax liabilities included $26 million and $23 million for the payment of interest at December 31, 2016 and 2015, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2016 and 2015 were as follows:

	December 31,

	2016	2015	Change

	(in millions)

Deferred tax assets:

Policy acquisition costs	$1,287	$1,243	$44

Investments	525	446	79

Policy benefit liabilities	2,186	2,225	(39)

Benefit plan obligations	878	864	14

Other	123	112	11

Gross deferred tax assets	4,999	4,890	109

Nonadmitted deferred tax assets	(9)	(9)	-

Gross admitted deferred tax assets	4,990	4,881	109

Deferred tax liabilities:

Investments	998	792	206

Other	801	801	-

Gross deferred tax liabilities	1,799	1,593	206

Net deferred tax assets	$3,191	$3,288	$(97)

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

All gross deferred tax liabilities have been recognized at December 31, 2016 and 2015. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2016 or 2015.

Both NM and NLTC exceeded the minimum risk-based capital (“RBC”) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2016 and 2015 and expects to exceed this minimum during 2017.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Significant components of the calculation of net admitted deferred tax assets at December 31, 2016 and 2015 were as follows (in millions):

	December 31, 2016				December 31, 2015		Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,474	$525	$4,999	$4,444	$446	$4,890	$30	$79	$109

Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,474	525	4,999	4,444	446	4,890	30	79	109

Deferred tax assets nonadmitted	9	-	9	9	-	9	(0)	-	(0)

Subtotal net admitted deferred tax asset	4,465	525	4,990	4,435	446	4,881	30	79	109

Deferred tax liabilities	801	998	1,799	801	792	1,593	0	206	206

Net admitted deferred tax asset/(liability)	$3,664	$(473)	$3,191	$3,634	$(346)	$3,288	$30	$(127)	$(97)

	December 31, 2016			December 31, 2015			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$1,146	$308	$1,454	$1,393	$320	$1,713	$(247)	$(12)	$(259)

Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,903		1,903	1,858	-	1,858	45	-	45

Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,417	217	1,633	1,184	126	1,310	233	91	323

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,465	$525	$4,990	$4,435	$446	$4,881	$30	$79	$109

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,903			$1,858			$45

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,563			$2,464			$99

11.	Frank Russell Company

On December 2, 2014, the Company sold its entire investment in Russell common and preferred stock to a third party. Prior to this sale, the Company, through a wholly-owned non-insurance subsidiary, was the majority shareholder of Russell, a worldwide provider of investment products and services. Upon the sale, the Company’s wholly-owned subsidiary reported an after-tax gain of $1.1 billion from the sale of its common stock investment in Russell, which was reported by the Company as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2014. For the year ended December 31, 2015, the Company recorded an additional $54 million after-tax gain upon final settlement of amounts held in escrow. Of this amount, $50 million was reported as an unrealized capital gain in the consolidated statements of changes in surplus with the remainder reported as a realized capital gain in the consolidated statements of operations.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

12.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $6.4 billion and $5.7 billion at December 31, 2016 and 2015, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2016.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-three years at December 31, 2016.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2016 and 2015, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2016		December 31, 2015
Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$123	$1	$150	$1

Guarantees of real estate obligations	335	3	385	4

Guarantees issued on behalf of wholly-owned subsidiaries	21	-	25	-

Total guarantees	$479	$4	$560	$5

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

13.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company paid and recognized $106 million in interest expense on the notes for each of the years ended December 31, 2016, 2015 and 2014, which is reported as a reduction of net investment income in the consolidated statements of operations. A total of $691 million in interest has been paid on the notes from their issuance through December 31, 2016.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2016 and 2015.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2016 and 2015 were as follows:

	December 31, 2016
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$139,859	$142,850	$4,430	$132,249	$6,171

Mortgage loans	34,175	35,103	-	-	35,103

Policy loans	17,150	17,150	-	-	17,150

Common and preferred stocks	4,034	4,050	3,367	48	635

Derivative assets	781	715	-	715	-

Surplus note investments	160	203	-	203	-

Cash and short-term investments	2,306	2,306	508	1,798	-

Separate account assets	28,559	28,559	25,851	2,339	369

General account liabilities:

Investment-type insurance reserves	$5,357	$5,238	$-	$-	$5,238

Liabilities for securities lending	939	939	-	939	-

Derivative liabilities	14	60	-	60	-

Separate account liabilities	28,559	28,559	25,851	2,339	369

	December 31, 2015
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)

General account investment assets:

Bonds	$133,449	$135,537	$2,894	$128,973	$3,670

Mortgage loans	32,236	33,617	-	-	33,617

Policy loans	17,146	17,146	-	-	17,146

Common and preferred stocks	3,753	3,769	3,173	50	546

Derivative assets	469	552	-	552	-

Surplus note investments	160	199	-	165	34

Cash and short-term investments	1,460	1,460	486	974	-

Separate account assets	26,731	26,731	24,275	2,100	356

General account liabilities:

Investment-type insurance reserves	$5,209	$5,021	$-	$-	$5,021

Liabilities for securities lending	1,047	1,047	-	1,047	-

Derivative liabilities	26	28	-	28	-

Separate account liabilities	26,731	26,731	24,275	2,100	356

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the consolidated statements of financial position at December 31, 2016 and 2015.

	December 31, 2016
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,366	$1	$522	$3,889
Bonds	-	-	45	45
Derivative assets	-	137	-	137
Derivative liabilities	-	(9)	-	(9)

Total general account	$3,366	$129	$567	$4,062

Separate accounts:
Mutual fund investments	$23,951	$-	$-	$23,951
Other benefit plan assets/liabilities	47	24	3	74
Pension and postretirement assets:
Bonds	206	2,068	81	2,355
Common and preferred stock	1,581	1	27	1,609
Cash and short-term securities	61	233	-	294
Other assets/liabilities	5	13	258	276

Subtotal pension and postretirement assets	1,853	2,315	366	4,534

Total separate accounts	$25,851	$2,339	$369	$28,559

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

	December 31, 2015
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account:
Common and preferred stocks	$3,172	$1	$432	$3,605
Bonds	-	23	9	32
Derivative assets	-	103	-	103
Derivative liabilities	-	(25)	-	(25)

Total general account	$3,172	$102	$441	$3,715

Separate accounts:
Mutual fund investments	$22,432	$-	$-	$22,432
Other benefit plan assets/liabilities	58	23	2	83
Pension and postretirement assets:
Bonds	171	1,774	69	2,014
Common and preferred stock	1,595	3	20	1,618
Cash and short-term securities	14	289	-	303
Other assets/liabilities	5	11	265	281

Subtotal pension and postretirement assets	1,785	2,077	354	4,216

Total separate accounts	$24,275	$2,100	$356	$26,731

The Company may reclassify assets reported at fair value between levels of the fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2016 or 2015.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2016 and 2015.

				Separate account pension and postretirement[1]
For the year ended December 31, 2016	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$432	$9	$2	$69	$20	$265	$797

Realized gains/(losses)	39	(6)	1	(1)	1	36	70

Unrealized gains/(losses)	13	4	-	2	2	(16)	5

Issuances	-	-	-	-	-	-	-

Purchases	129	-	1	34	7	58	229

Sales	(83)	(12)	(1)	(23)	(3)	(85)	(207)

Settlements	-	-	-	-	-	-	-

Net discount/premium	-	-	-	-	-	-	-

Transfers into level 3	-	50	-	-	-	-	50

Transfers out of level 3	(8)	-	-	-	-	-	(8)

Fair value, end of period	$522	$45	$3	$81	$27	$258	$936

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

				Separate account pension and postretirement[1]
For the year ended December 31, 2015	General account common and preferred stock	General account bonds	Separate account other benefit plan assets[1]	Bonds	Common and preferred stocks	Other assets/liabilties	Total
	(in millions)

Fair value, beginning of period	$443	$-	$3	$74	$20	$276	$816

Realized gains/(losses)	59	(18)	-	-	6	67	114

Unrealized gains/(losses)	(17)	-	-	(5)	1	(22)	(43)

Issuances	-	-	-	-	-	-	-

Purchases	51	-	-	15	4	61	131

Sales	(111)	-	(1)	(3)	(6)	(117)	(238)

Settlements	(26)	-	-	(22)	(4)	-	(52)

Net discount/premium	-	-	-	1	-	-	1

Transfers into level 3	33	27	-	9	-	-	69

Transfers out of level 3	-	-	-	-	(1)	-	(1)

Fair value, end of period	$432	$9	$2	$69	$20	$265	$797

1 Changes in separate account invested asset fair values have no impact on consolidated surplus

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for bonds and privately-placed common and preferred stocks classified as level 3 financial instruments at December 31, 2016.

	Fair value (in millions)	Valuation techniques	Significant unobservable inputs	Range		Weighted average

Bonds	$ 126	Broker quotes	Quoted prices [1]	30.00	104.56	90.49

		Discounted cash flows	Credit spreads [2]	146.01	1,123.73	709.71

Common and preferred stocks	$ 549	Sponsor valuations	EBITDA multiples	4.05 X	13.22 X	11.25 X

		Market comparables	EBITDA multiples [3]	3.74 X	18.54 X	9.34 X

		Sponsor valuations	Book value multiples	1.00 X	1.49 X	1.27 X

1 - Presented as a price per hundred dollars of par

2 - Presented in basis points

3 - Includes transaction multiples

Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (“EBITDA”). EBITDA is normalized for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C

OTHER INFORMATION

Item 26.  Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending Northwestern Mutual Variable Life Account Operating Authority	Exhibit (a)(1) to Form N-6 Post-Effective Amendment No. 30 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 21, 2006
(a)(2)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account	Exhibit A(1) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed October 1, 1997
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed July 28, 2006
(d)(a)

Form of Policies –

(1)    Variable Whole Life Insurance Policy With Additional Protection, QQ.VCL, including Policy amendment (sex distinct)

(2)    Variable Whole Life Insurance Policy With Additional Protection, QQ.VCL, including Policy amendment (sex neutral for employers)

(3)    Forms of Optional Riders to Variable Whole Life Insurance Policy QQ.VCL:

(i)     Waiver of Premium Benefit

(ii)    Additional Purchase Benefit

Exhibits A(5)(a), A(5)(b), A(5)(c), and A(5)(d) to Form S-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed May 31, 2001
(d)(b)

Form of Policies –

(Referenced to Exhibits 1.A.(5)(a), 1.A.(5)(b), 1.A.(13)(i), and 1.A.(13)(ii) filed with Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 33-89188 on February 8, 1995)

(1)    Variable Life Insurance Policy, QQ.VCL (sex distinct)

(2)    Variable Life Insurance Policy, QQ.VCL, including an Amendment to Variable Whole Life with Additional Protection. (Sex neutral: for employers)

(3)    Forms of Optional Riders to Variable Whole Life Insurance Policy QQ.VCL:

(i)     Waiver of Premium Benefit

(ii)    Additional Purchase Benefit

Exhibit (d)(b) to Form N-6 Post-Effective Amendment No. 14 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed March 24, 2006
(e)	Form of Life Insurance Application 90-1 L.I. (0198) WISCONSIN and Application Supplement (1003)	Exhibit (e) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed April 28, 2005
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit A(6)(a) to Form S-6 Post-Effective Amendment No. 18 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 26, 1996
(f)(2)	Amendment Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit (f) to Form N-6 Post-Effective Amendment No. 9 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed February 28, 2003
(g)	Form of Reinsurance Agreement	Exhibit (g) to Form S-6 Post-Effective Amendment No. 9 for Northwestern Mutual Variable Life Account, File No. 33-89188, filed February 28, 2003

(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed April 28, 2005
(h)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed July 28, 2006
(h)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)(a)(4) to Form N-6 Post-Effective Amendment No. 41 for Northwestern Mutual Variable Life Account, File No. 002-89972, filed on April 25, 2013
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed April 28, 2005
(h)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(h)(b)(4)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(b)(5)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (h)(b)(5) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(c)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed April 28, 2005
(h)(c)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed August 8, 2006
(h)(d)(3)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed August 8, 2006

(h)(d)(4)	Form of Administrative Services Agreement	Exhibit (h)(c)(2) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(i)	Not Applicable
(j)(a)	Agreement entered into on February 13, 1984 among Northwestern Mutual Variable Life Account, The Northwestern Mutual Life Insurance Company and NML Equity Services, Inc. (n/k/a Northwestern Mutual Investment Services, LLC)	Exhibit A(8) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed October 1, 1997
(j)(b)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(c)	Amendment No. 1 dated October 20, 2008 to Shareholder Information Agreement dated April 13, 2007 among Russell Fund Services Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(d)	Shareholder Information Agreement dated April 13, 2007 among Fidelity Distributors Corporation on behalf of Fidelity® Variable Insurance Products Fund and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(e)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(f)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 39 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed April 30, 2012
(j)(g)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(h)	Power of Attorney	Filed herewith
(j)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed April 22, 2008
(k)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2017	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP dated April 27, 2017	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith

Item 27.  Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of February 1, 2017

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

Nicholas E. Brathwaite	Founding Partner Riverwood Capital 70 Willow Road, Suite 100 Menlo Park, CA 94025

David J. Drury	Owner & CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President & Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Anne M. Paradis	CEO MicroTek, Inc. 2070 Westover Road Chicopee, MA 01022

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

John E. Schlifske	Chairman & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

EXECUTIVE OFFICERS – As of February 1, 2017

John E. Schlifske	Chairman of the Board & Chief Executive Officer
Leslie Barbi	Senior Vice President (Public Investments)
Rebekah B. Barsch	Vice President (Planning and Sales)
Blaise C. Beaulier	Vice President (Enterprise Projects & Support)
Sandra L. Botcher	Vice President (Campus & Event Experiences)
Michael G. Carter	Executive Vice President & Chief Financial Officer
Eric P. Christophersen	Vice President (Strategic Philanthropy & Community Relations)
Sheldon I. Cuffie	Vice President & Chief Information Security Officer
Joann M. Eisenhart	Senior Vice President (Human Resources)
Timothy J. Gerend	Senior Vice President (Distribution Growth & Development)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Officer
John M. Grogan	Senior Vice President (Insurance and Investment Products)
Thomas C. Guay	Vice President (Risk Selection Strategy)
Meg E. Jansky	Vice President – Field Integration
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd Jones	Vice President & Controller
Jeffrey J. Lueken	Senior Vice President (Private Securities)
Stephanie A. Lyons	Vice President – Enterprise Risk Assurance
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
John W. McTigue	Chief Distribution Advisor
Christian W. Mitchell	Vice President (Wealth Management)

Gregory C. Oberland	President
Rebecca L. Porter	Vice President (Corporate Strategy)
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President & Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Distribution Strategy and Finance)
Tammy M. Roou	Vice President & Chief Risk Officer
Timothy G. Schaefer	Executive Vice President (Client & Digital Experience)
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Sarah E. Schott	Vice President (Enterprise Compliance)
David W. Simbro	Senior Vice President (Life & Annuity Product)
Steve P. Sperka	Vice President (Field Rewards)
David G. Stoeffel	Vice President (Wealth Platform & Partners)
Steven J. Stribling	Vice President (Disability Income)
Alexa Von Tobel	Vice President (Client Experience)
Kamilah D. Williams-Kemp	Vice President (Long Term Care)
Conrad C. York	Vice President (Marketing)
Thomas D. Zale	Vice President (Real Estate)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of December 1, 2016

Employee	Title

Gregory A. Gurlik	Senior Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director-Product Compliance
Chris G. Trost	VP-Corporate Actuary
Paul W. Skalecki	VP-Actuary

Mark J. Gmach	Regional VP
Laila V. Hick	VP-Agency Development
Jason R. Handal	Regional VP
Arthur J. Mees	Regional VP
Timothy Nelson	Regional VP
Michael E. Pritzl	VP-Managing Director Relations
John C. Roberts	VP-Targeted Office Support

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
Randy M. Pavlick	VP-Managed Investments Compliance
Jeffrey P. Schloemer	Director-Compliance
Rebecca Villegas	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Lisa M. Belli-Fuchs	Director-Reporting & Systems Administration
Barbara E. Courtney	Director-Mutual Fund Accounting
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
K. David Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration

Employee	Title
David A. Eurich	Director-Field Training
Joanne M. Migliaccio	Director-Contract, License & Registration
Sarah L. N. Koenig	Director-Horizontal Growth
Cindy S. Prater	Director-Practice Management

Arleen J. Llewellyn	Director-FR Engagement & Selection
Paul J. Steffen	VP-Agency Development

Michael R. Fasciotti	Director-Field Real Estate
Richard P. Snyder	Director-Field Compensation

Brenda J. Antkowski	Director-Field Integration
Paula B. Asen	Director-Field Integration
Kevin J. Konopa	Director-Field Integration

Karen A. Molloy	VP-Treasurer
Deborah A. Schultz	VP-Financial Management

Pency P. Byhardt	Vice President-Annuity Operations
Don P. Gehrke	Director-Retail Investment Operations
Dennis P. Goyette	Director-Annuity Customer Service
Linda A. Schaefer	Director-Document Shared Services
Lori A. Torner	Director-Retail Investment Operations

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Lisa A. Cadotte	VP-Investment Risk Management

Thomas K. Anderson	Asst. General Counsel & Asst. Secretary
Mark J. Backe	VP-Insurance & Operations Counsel & Asst. Secretary
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Michael J. Conmey	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
John D. Gatmaitan	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	VP & Tax Counsel & Asst. Secretary
Katherine T. Hartman	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Kim W. Lunn	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Andrew J. McLean	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
Christopher J. Menting	Assoc. General Counsel-Enterprise Governance & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary

Employee	Title
Rodd Schneider	VP & Litigation and Distribution Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Michael W. Zielinski	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason T. Klawonn	VP-Advanced Markets
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support
Steven J. Stribling	VP-Life Product Development

Thomas R. Anderson	Director-Advanced Planning
Candace M. Damon	Director-Strategic Productivity
Angela M. DiCastri	Director-Retirement Markets
Ruthann M. Driscoll	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Matthew K. Fleming	Director-Planning & Investments Support
Stephen J. Frankl	Director-Planning & Sales
William F. Grady, IV	Director-Advanced Planning
Terence J. Holahan	Director-Planning & Sales Education & Development
Emily J. Holbrook	Director-Young Personal Market
Patrick J. Horning	Director-Advanced Planning
William R. Hughes	Director-Advanced Planning
Martha M. Kendler	Director-Closely Held Business Market
Amy Kiiskila	Director-Advanced Planning
Shawn P. Mauser	Director-Network Office Productivity
John E. Muth	Director-Advanced Planning
Elizabeth Ridley	VP-Market Strategy & Training
Andrew J. Smalley	Director-Sales Promotion & Integration
Michael C. Soyka	Director-Planning & Sales
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Director-Planning & Insurance Support
Stephanie Wilcox	Director-Planning & Sales Admin/Integration
Brian D. Wilson	VP-National Sales

Peter T. Petersen	VP-Client & Digital Experience

Jeffrey B. Williams	VP-NMIS and WMC Chief Compliance Officer

James LeMere	Director-Policyowner Services
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stilwell	Director-Policyowner Services
Gina Tolzman	Director-Policyowner Services

Mark J. McLennon	VP-IPS Business Development

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 28.  Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 1, 2017 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
LearnVest Inc.(2)	Delaware	100.00
LearnVest Planning Services, LLC(2)	Delaware	100.00

All Other Subsidiaries
1838938 Alberta Ltd.	Canada	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Delaware	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
AMLI at Perimeter Gardens, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Bradford II SPE, Inc.(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00

Crosland Greens, LLC(2)	North Carolina	100.00
CWS Lemmon Resources, LP(2)	Delaware	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Legal Entity Name	Domestic Jurisdiction	Owner %
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, L.P.(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Planning, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00

Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 1, 2017)
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
Promenade at Clifton LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Trade Street Associates I, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2016, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)	Subsidiary included in the consolidated financial statements.

(3)	Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 29.  Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 30.  Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of February 1, 2017, the directors and officers of NMIS are as follows:

Name	Position
Rebekah B. Barsch	Vice President, Planning and Sales
Pency P. Byhardt	Vice President, Annuity Operations
Michael G. Carter	NMIS Board Director
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Bradley L. Eull	Secretary
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	NMIS Board Director and Senior Vice President, Distribution Growth and Development
John M. Grogan	NMIS Board Director and Senior Vice President, Insurance and Investment Products
David P. Harley	Director, Investment Services
Ronald P. Joelson	NMIS Board Director
Jennifer W. Murphy	Director, NMIS Home Office Supervision/Administration
Jeffrey J. Niehaus	Director – Strategy Planning and Partnerships
Gregory C. Oberland	Executive Officer, Distribution Growth and Development, Sales and Marketing
Jennifer O’Leary	Treasurer and Financial and Operations Principal
Travis T. Piotrowski	Vice President, Policyowner Services
Daniel A. Riedl	Vice President, Chief Operating Officer
Bethany M. Rodenhuis	Senior Vice President, Distribution Strategy and Finance
Calvin R. Schmidt	NMIS Board Director and Senior Vice President, Integrated Operations
Sarah R. Schneider	Vice President, New Business
Sarah E. Schott	Vice President, Enterprise Compliance
David W. Simbro	Senior Vice President, Life and Annuity Product
Todd W. Smasal	Director, Human Resources
David G. Stoeffel	NMIS Board Director, President and Chief Executive Officer
Susan Limbach	Assistant Treasurer
Kellen A. Thiel	Director, Investment Products
Jeffrey B. Williams	Vice President, NMIS Compliance, and Chief Compliance Officer
Brian D. Wilson	Vice President, National Sales
Terry Young	Assistant Secretary

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $3,053,234 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 31.  Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 32.  Management Services

There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 33.   Fee Representation

The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 2017.

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT (Registrant)

By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Senior Vice President, General Counsel and Secretary		Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 2017.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	Senior Vice President, General Counsel and Secretary		Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

Executive Vice President and
/s/ MICHAEL G. CARTER	Chief Financial Officer;
Michael G. Carter	Principal Financial Officer

/s/ TODD JONES	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Anne M. Paradis*	Trustee
Anne M. Paradis

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 28, 2017.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-6

POST-EFFECTIVE AMENDMENT NO. 29 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

Exhibit	Description
(j)(h)	Power of Attorney	Filed herewith
(k)	Opinion and Consent of Raymond J. Manista, Esq. dated April 28, 2017	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP dated April 27, 2017	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith